SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.2%
Australia — 3.4%
Adbri Ltd	140,611	$234
Australia & New Zealand Banking Group Ltd	47,280	716
Australian Agricultural Co Ltd *	31,410	47
Australian Clinical Labs Ltd	44,233	140
BHP Group Ltd	611,456	17,344
BlueScope Steel Ltd	950,979	10,398
Brickworks Ltd	6,729	86
Cogstate Ltd *	2,086	2
Commonwealth Bank of Australia	11,427	710
Computershare Ltd	676,699	11,466
CSL Ltd	38,318	7,090
CSR Ltd	807,866	2,255
Domino's Pizza Enterprises Ltd	21,467	1,004
Elders Ltd	21,778	188
Endeavour Group Ltd/Australia	45,838	239
Fortescue Metals Group Ltd	596,779	7,194
Goodman Group ‡	205,432	2,520
GrainCorp Ltd, Cl A	79,641	521
Grange Resources Ltd	118,704	103
Iluka Resources Ltd	548,642	3,562
Imdex Ltd	91,161	116
Incitec Pivot Ltd	2,387,950	5,435
JB Hi-Fi Ltd	5,795	153
Jumbo Interactive Ltd	12,841	126
Lynas Rare Earths Ltd *	23,269	140
Macquarie Group Ltd	41,648	4,711
Mineral Resources Ltd	40,508	1,345
National Australia Bank Ltd	70,998	1,337
OFX Group Ltd *	14,631	23
Orica Ltd	264,816	2,872
Orora Ltd	1,681,935	4,221
Ramsay Health Care Ltd	22,120	1,114
Ridley Corp Ltd	47,083	58
Rio Tinto Ltd	22,152	1,564
Shaver Shop Group Ltd	30,839	21
South32 Ltd	7,568,396	20,505
Wesfarmers Ltd	44,187	1,273
Whitehaven Coal Ltd	4,178,286	13,906
Woolworths Group Ltd	36,975	905
		125,644

Austria — 0.4%
ANDRITZ AG	72,724	2,923
Erste Group Bank AG	1,751	44
OMV AG	230,693	10,795
Raiffeisen Bank International AG *	39,393	426
Verbund AG, Cl A	8,714	850
Vienna Insurance Group AG Wiener Versicherung Gruppe	15,025	342
voestalpine AG	6,209	132
		15,512

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Belgium — 0.2%
Elia Group SA/NV (A)	7,915	$1,119
Groupe Bruxelles Lambert SA	13,575	1,131
Sipef NV	128	8
Sofina SA	3,218	656
UCB SA	33,615	2,834
		5,748

Brazil — 0.9%
Ambev SA	6,300,400	16,120
Gerdau SA ADR	329,566	1,414
JBS SA	1,782,800	10,790
Petroleo Brasileiro SA ADR	308,960	3,609
		31,933

Canada — 2.5%
Advantage Energy Ltd *	253,283	1,571
Alimentation Couche-Tard Inc	164,065	6,386
Amerigo Resources Ltd	25,300	24
Aritzia Inc *	67,300	1,818
Atco Ltd/Canada, Cl I	36,689	1,254
Athabasca Oil Corp *	178,800	345
Baytex Energy Corp *	85,600	415
Birchcliff Energy Ltd	269,560	1,828
Black Diamond Group Ltd	4,100	12
Canadian National Railway Co	137,482	15,432
Canadian Natural Resources Ltd	24,300	1,303
Canadian Pacific Railway Ltd	157,304	10,986
Canfor Corp *	120,381	2,095
Celestica Inc *	145,600	1,413
CES Energy Solutions Corp	17,153	31
CI Financial Corp (A)	150,000	1,590
Crescent Point Energy Corp	344,200	2,441
Dexterra Group Inc	6,200	27
ECN Capital Corp	19,800	85
Empire Co Ltd, Cl A	136,900	4,208
Enerplus Corp	69,631	918
Ensign Energy Services Inc *	37,800	99
EQB Inc	2,629	108
Exco Technologies Ltd	9,200	57
Fairfax Financial Holdings Ltd	4,900	2,591
Finning International Inc	17,500	368
First Quantum Minerals Ltd	385,697	7,302
Frontera Energy Corp *	5,400	43
Gear Energy Ltd	115,938	111
George Weston Ltd	59,000	6,878
Gildan Activewear Inc	6,100	175
Kelt Exploration Ltd *	98,529	467
Leon's Furniture Ltd	18,500	226
Linamar Corp	3,600	152
Loblaw Cos Ltd	23,200	2,088
MEG Energy Corp *	364,500	5,035
Mullen Group Ltd	44,500	389

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
North West Co Inc/The	29,200	$754
NuVista Energy Ltd *	48,900	391
Paramount Resources Ltd, Cl A	3,100	74
Parex Resources Inc	28,100	475
Pason Systems Inc	7,700	87
Peyto Exploration & Development Corp	191,700	1,789
Pipestone Energy Corp *	37,300	115
Russel Metals Inc	31,084	627
Stelco Holdings Inc	71,100	1,774
Tidewater Midstream and Infrastructure Ltd	59,900	61
Tourmaline Oil Corp	65,700	3,409
Uni-Select Inc *	62,513	1,386
Viemed Healthcare Inc *	32,726	177
Westshore Terminals Investment Corp	2,900	72
Whitecap Resources Inc (A)	181,300	1,256
		92,718

China — 1.4%
Alibaba Group Holding Ltd *	1,517,494	21,640
Beijing Capital International Airport Co Ltd, Cl H *	8,300,000	5,659
China Construction Bank Corp, Cl H	249,000	167
Shenzhou International Group Holdings Ltd	286,700	3,473
STMicroelectronics NV	37,222	1,168
Tencent Holdings Ltd	199,967	9,031
Trip.com Group Ltd ADR *	438,700	12,042
		53,180

Czech Republic — 0.0%
CEZ AS	27,074	1,216
Denmark — 3.7%
AP Moller - Maersk A/S, Cl A	581	1,335
AP Moller - Maersk A/S, Cl B	12,060	28,067
Coloplast A/S, Cl B	29,555	3,359
Danske Bank A/S	378,498	5,337
DSV A/S	40,172	5,598
Genmab A/S *	7,288	2,353
Novo Nordisk A/S, Cl B	672,212	74,391
Orsted AS	82,329	8,587
Pandora A/S	147,851	9,280
Solar A/S, Cl B	624	53
		138,360

Finland — 1.1%
Fiskars OYJ Abp	3,204	60
Kesko Oyj, Cl B	664,473	15,637
Marimekko Oyj	4,590	59
Neste Oyj	75,653	3,341
Nokia Oyj	3,500,602	16,247
Orion Oyj, Cl B	111,563	4,969
Ponsse Oyj	807	22
UPM-Kymmene Oyj	45,980	1,394
Uponor Oyj	9,306	128

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vaisala Oyj, Cl A	564	$24
		41,881

France — 11.1%
ABC arbitrage	1,721	13
Accor SA *	174,442	4,711
Air Liquide SA	318,097	42,607
AKWEL	752	13
Alstom SA (A)	707,555	15,970
Amundi SA	84,358	4,604
Aubay	449	23
AXA SA	732,449	16,586
Beneteau SA	24,799	250
BNP Paribas SA	111,151	5,272
Bollore SE	1,799,935	8,317
Bouygues SA	186,094	5,712
Capgemini SE	10,252	1,752
Carrefour SA (A)	743,241	13,120
Cie de Saint-Gobain	21,324	913
Cie Generale des Etablissements Michelin SCA	555,764	15,092
Credit Agricole SA	67,565	617
Danone SA	596,144	33,193
Dassault Aviation SA	35,170	5,475
Derichebourg SA	5,660	32
Eiffage SA	3,059	275
Engie SA	154,214	1,768
Eurazeo SE	20,783	1,284
Eurofins Scientific SE	108,710	8,533
Fnac Darty SA	3,372	142
Hermes International	3,309	3,691
Interparfums SA	2,076	98
Ipsen SA	68,954	6,491
IPSOS	18,645	883
Jacquet Metals SACA	5,998	103
Kering SA	3,376	1,730
Lectra	1,656	60
Legrand SA	21,846	1,609
L'Oreal SA	25,878	8,909
LVMH Moet Hennessy Louis Vuitton SE	13,200	8,027
Orange SA	787,090	9,232
Pernod Ricard SA	74,132	13,586
Publicis Groupe SA	550,927	26,874
Rexel SA	1,314,052	20,160
Sanofi (A)	325,241	32,758
Sartorius Stedim Biotech	37,024	11,585
Savencia SA	539	34
Schneider Electric SE	111,209	13,126
SCOR SE	194,468	4,168
SES SA, Cl A	20,743	181
Societe BIC SA	364	20
Societe Generale SA	144,083	3,147

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sodexo SA	230,550	$16,163
Somfy SA	1,942	252
Stef SA	602	52
Stellantis NV	289,774	3,569
Thales SA	33,909	4,149
TotalEnergies SE	261,432	13,767
Trigano SA	11,148	1,088
Valeo	263,375	5,073
Veolia Environnement SA (A)	204,078	4,969
Vetoquinol SA	50	6
Vilmorin & Cie SA	1,420	60
Vinci SA	126,058	11,197
Virbac SA	69	27
Wavestone	3,176	146
Wendel SE	5,144	429
		413,693

Germany — 7.5%
adidas AG	87,920	15,512
Allianz SE	7,511	1,430
AT&S Austria Technologie & Systemtechnik AG	288	15
BASF SE	336,639	14,614
Bayer AG	421,325	24,984
Bayerische Motoren Werke AG	91,417	7,021
Brenntag SE	20,471	1,329
Carl Zeiss Meditec AG	36,396	4,334
Covestro AG	451,789	15,577
Deutsche Bank AG	841,222	7,315
Deutsche Boerse AG	58,044	9,685
Deutsche Post AG	113,620	4,245
Deutsche Telekom AG	481,774	9,542
Duerr AG	8,952	205
E.ON SE	201,949	1,691
Elmos Semiconductor SE	636	24
ElringKlinger AG	6,845	51
Fresenius Medical Care AG & Co KGaA	584,838	29,122
GEA Group AG	27,880	959
Hannover Rueck SE	6,415	929
HUGO BOSS AG	85,895	4,522
Knorr-Bremse AG	116,440	6,625
Koenig & Bauer AG *	1,276	18
Krones AG	5,055	385
Linde PLC	28,795	8,247
Merck KGaA	159,290	26,811
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,127	1,436
Nemetschek SE	14,002	846
PSI Software AG	876	26
Rheinmetall AG	28,481	6,560
RWE AG	730,969	26,808
SAP SE	401,600	36,498

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Siemens AG	82,061	$8,329
Siemens Healthineers AG	21,735	1,102
Telefonica Deutschland Holding AG	397,041	1,137
Vitesco Technologies Group AG *	5,387	208
Wacker Chemie AG	9,194	1,322
		279,464

Hong Kong — 1.8%
AIA Group Ltd	850,000	9,213
ASMPT Ltd	32,300	274
Bank of East Asia Ltd/The	96,200	135
Chaoda Modern Agriculture Holdings Ltd *	2,440,000	12
Galaxy Entertainment Group Ltd *	1,993,000	11,886
Hong Kong & China Gas Co Ltd	2,625,000	2,827
Hong Kong Exchanges & Clearing Ltd	260,972	12,838
Jardine Matheson Holdings Ltd	8,600	452
Johnson Electric Holdings Ltd	68,837	90
Li Ning Co Ltd	557,500	5,165
Orient Overseas International Ltd	252,500	6,693
PAX Global Technology Ltd	125,000	97
Power Assets Holdings Ltd	87,500	550
Sands China Ltd *	6,122,000	14,605
SITC International Holdings Co Ltd	774,000	2,190
Stella International Holdings Ltd	6,500	6
WH Group Ltd	1,055,500	815
Xinyi Glass Holdings Ltd	401,000	962
		68,810

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	49,088	377
India — 0.0%
Kewal Kiran Clothing Ltd	25,668	81
Indonesia — 0.1%
Adaro Energy Indonesia Tbk PT	10,579,700	2,031
Bukit Asam Tbk PT	572,900	147
Delta Dunia Makmur Tbk PT *	6,958,800	162
Indofood Sukses Makmur Tbk PT	297,100	141
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,616,700	204
Sumber Tani Agung Resources Tbk PT *	1,577,400	131
Triputra Agro Persada PT	677,010	29
		2,845

Ireland — 1.5%
Accenture PLC, Cl A	58,536	16,253
Bank of Ireland Group PLC	720,445	4,543
CRH PLC	18,660	644
Experian PLC	238,951	6,982
ICON PLC ADR *	77,571	16,810
Ryanair Holdings PLC ADR *	174,608	11,742
		56,974

Israel — 1.6%
Bank Hapoalim BM	2,288,673	19,056

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank Leumi Le-Israel BM	2,203,796	$19,539
Bezeq The Israeli Telecommunication Corp Ltd	504,549	781
Check Point Software Technologies Ltd *	45,801	5,578
Elbit Systems Ltd	301	69
FIBI Holdings Ltd	17,608	736
First International Bank Of Israel Ltd/The	2,940	109
Isracard Ltd	–	–
Israel Discount Bank Ltd, Cl A	1,204,647	6,247
Mizrahi Tefahot Bank Ltd *	178,300	5,880
YH Dimri Construction & Development Ltd	33	2
		57,997

Italy — 3.2%
Amplifon SpA	17,466	534
Assicurazioni Generali SpA	221,433	3,524
Azimut Holding SpA	141,983	2,462
Banca IFIS SpA	4,498	63
CNH Industrial NV	1,071,721	12,347
Danieli & C Officine Meccaniche SpA	3,674	52
Datalogic SpA	3,205	24
Davide Campari-Milano NV	56,416	592
Enel SpA	6,100,199	33,290
Eni SpA	542,923	6,430
EXOR NV	88,941	5,531
Ferrari NV	45,667	8,364
FinecoBank Banca Fineco SpA	82,343	983
Intesa Sanpaolo SpA	714,742	1,330
Iren SpA	148,621	324
Leonardo SpA	343,912	3,480
MFE-MediaForEurope NV, Cl A (A)	360,579	165
MFE-MediaForEurope NV, Cl B (A)	360,579	253
Moncler SpA	15,032	643
Recordati Industria Chimica e Farmaceutica SpA	18,809	816
Snam SpA	124,499	651
Stellantis NV	238,386	2,939
Tenaris SA	729,615	9,359
Terna - Rete Elettrica Nazionale	167,458	1,311
UniCredit SpA	2,712,860	25,710
Unipol Gruppo SpA	45,206	205
		121,382

Japan — 12.5%
77 Bank Ltd/The	73,664	984
Advantest Corp	129,400	6,915
Aeon Co Ltd	28,700	497
AEON Financial Service Co Ltd	236,600	2,226
Ai Holdings Corp	7,000	80
Aisan Industry Co Ltd	3,200	17
Anest Iwata Corp	4,800	32
Arcs Co Ltd	28,200	415
Asahi Group Holdings Ltd (A)	122,100	3,995

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Astellas Pharma Inc	100,300	$1,561
Axial Retailing Inc	3,200	73
Bandai Namco Holdings Inc	125,800	8,870
Belc Co Ltd	1,100	42
BIPROGY Inc	171,500	3,408
Bridgestone Corp	124,200	4,525
Brother Industries Ltd	91,000	1,597
Canon Inc (A)	315,300	7,160
Canon Marketing Japan Inc (A)	94,900	1,968
Capcom Co Ltd	196,500	4,766
Chori Co Ltd	3,400	49
Chubu Shiryo Co Ltd	2,800	22
Cosel Co Ltd	2,600	16
Daihen Corp	3,000	92
Dai-ichi Life Holdings Inc	368,300	6,805
Daito Trust Construction Co Ltd	78,600	6,775
Daiwa House Industry Co Ltd	100,300	2,334
Daiwa Industries Ltd	3,300	27
DeNA Co Ltd *	19,500	271
Dentsu Group Inc (A)	62,900	1,887
Digital Holdings Inc *	8,400	75
Disco Corp	15,200	3,603
Doshisha Co Ltd	2,300	27
Earth Corp	3,600	138
Eizo Corp	3,400	94
en Japan Inc	16,400	214
Exedy Corp	8,300	105
FANUC Corp	152,700	23,874
FUJIFILM Holdings Corp	14,600	782
Fujitsu Ltd	93,500	11,676
Fukuoka Financial Group Inc	103,400	1,860
Futaba Industrial Co Ltd	10,000	28
G-7 Holdings Inc, Cl 7	2,600	27
Glory Ltd	93,100	1,403
GungHo Online Entertainment Inc *	60,200	1,061
Gunze Ltd	1,600	43
H.U. Group Holdings Inc	21,100	458
Heiwado Co Ltd	19,800	291
Himaraya Co Ltd	3,000	22
Hino Motors Ltd *	43,400	223
Honda Motor Co Ltd	349,800	8,479
Hoosiers Holdings Co Ltd	12,200	72
Horiba Ltd	1,900	81
Ichikoh Industries Ltd	7,800	20
Idemitsu Kosan Co Ltd	12,600	303
Iida Group Holdings Co Ltd	75,800	1,165
Inaba Seisakusho Co Ltd	2,500	26
Infocom Corp	2,600	39
I-PEX Inc	5,900	55
Isuzu Motors Ltd	926,600	10,238
ITOCHU Corp	84,500	2,281
JAC Recruitment Co Ltd	20,300	260

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Japan Exchange Group Inc	419,942	$6,052
Japan Post Insurance Co Ltd	392,100	6,266
Japan Tobacco Inc (A)	112,800	1,948
JFE Holdings Inc	189,500	1,995
JP-Holdings Inc	13,300	25
Kakiyasu Honten Co Ltd	1,300	23
Kao Corp (A)	370,700	14,931
KAWADA TECHNOLOGIES Inc	1,000	26
KDDI Corp	253,600	8,006
Kenko Mayonnaise Co Ltd *	3,000	32
Keyence Corp	37,914	12,944
Kirin Holdings Co Ltd (A)	42,100	662
Kitz Corp	6,600	31
Kobe Bussan Co Ltd	44,000	1,077
Kokuyo Co Ltd (A)	224,500	2,839
Komatsu Ltd	355,200	7,865
Komeri Co Ltd	3,900	76
Komori Corp	12,000	72
Konami Group Corp	8,800	486
Konica Minolta Inc	628,300	2,095
Kubota Corp (A)	64,600	964
Kumagai Gumi Co Ltd	2,300	47
Lasertec Corp (A)	56,500	6,716
Lawson Inc	65,600	2,183
Lifedrink Co Inc	2,100	28
Lixil Corp	55,600	1,039
Maezawa Kasei Industries Co Ltd	3,700	35
Makita Corp	336,500	8,377
Marubeni Corp	104,500	941
Mazda Motor Corp	762,100	6,227
Medical System Network Co Ltd, Cl A	12,800	41
Megmilk Snow Brand Co Ltd	16,900	226
Mitsubishi Corp	24,500	728
Mitsubishi Electric Corp	1,376,600	14,703
Mitsubishi Shokuhin Co Ltd	18,600	521
Mitsubishi UFJ Financial Group Inc	188,800	1,014
Mitsui & Co Ltd	131,900	2,907
Mixi Inc	70,200	1,164
Mizuno Corp	48,400	834
Morita Holdings Corp *	2,600	25
Morito Co Ltd	4,300	24
MS&AD Insurance Group Holdings Inc	120,000	3,673
Murata Manufacturing Co Ltd	196,600	10,703
Nachi-Fujikoshi Corp	3,000	77
Naigai Trans Line Ltd	1,400	20
Nexon Co Ltd	213,600	4,368
Nihon Chouzai Co Ltd	16,300	158
Nikon Corp	692,900	8,002
Nippon Concept Corp	4,100	43
NIPPON EXPRESS HOLDINGS INC	5,800	315
Nippon Steel Corp	180,400	2,522
Nippon Telegraph & Telephone Corp	582,400	16,702

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nippon Yusen KK	60,800	$4,149
Nishio Rent All Co Ltd	2,500	50
Nissan Chemical Corp	21,500	989
Nisshinbo Holdings Inc	100,700	757
Nitto Denko Corp	9,200	595
Nittoc Construction Co Ltd	8,600	52
Okabe Co Ltd	8,200	37
OKUMA Corp	1,800	67
Okuwa Co Ltd	81,900	509
Omron Corp	10,800	548
Ono Pharmaceutical Co Ltd	42,700	1,094
Oracle Corp Japan	12,800	740
ORIX Corp	643,066	10,773
Panasonic Holdings Corp	1,353,900	10,927
Persol Holdings Co Ltd	176,200	3,198
Pickles Corp	6,100	53
Proto Corp	4,400	33
Qol Holdings Co Ltd	11,000	114
Recruit Holdings Co Ltd	333,900	9,819
Resona Holdings Inc	954,100	3,568
Ride On Express Holdings Co Ltd	3,000	27
Riken Corp	3,200	55
Riken Vitamin Co Ltd	3,200	40
Sakai Heavy Industries Ltd	1,000	21
Sangetsu Corp	17,800	204
Sankyo Co Ltd	147,600	4,460
Sanshin Electronics Co Ltd	3,900	44
Sanwa Holdings Corp	214,700	2,054
SCREEN Holdings Co Ltd	4,400	297
Seiko Epson Corp	248,700	3,515
Seino Holdings Co Ltd	5,700	46
Seven & i Holdings Co Ltd	233,900	9,068
Shimamura Co Ltd	67,900	5,953
Shindengen Electric Manufacturing Co Ltd	7,500	187
Shinnihon Corp	3,900	20
Sinfonia Technology Co Ltd	4,200	41
SMK Corp	1,300	20
SoftBank Corp	355,200	3,939
Sompo Holdings Inc	68,600	3,021
Sony Group Corp	100,400	8,199
Sprix Ltd	3,700	26
Step Co Ltd	1,900	24
Sumitomo Mitsui Financial Group Inc	375,000	11,129
Sumitomo Rubber Industries Ltd (A)	166,400	1,420
Sun Corp	4,400	50
Sun-Wa Technos Corp	2,600	25
Suzuki Motor Corp	13,500	424
T&D Holdings Inc	790,400	9,448
Taiho Kogyo Co Ltd, Cl A	4,600	23
Takeda Pharmaceutical Co Ltd	969,000	27,232
TIS Inc	86,300	2,258
Tobishima Corp	4,100	31

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Toho Co Ltd/Kobe	2,700	$28
Tokio Marine Holdings Inc	105,200	6,120
Tokyo Electron Ltd	24,300	7,924
Tokyo Seimitsu Co Ltd	16,100	528
Tomy Co Ltd	124,000	1,244
Tonami Holdings Co Ltd	800	21
Toray Industries Inc	706,700	3,960
Toshiba Corp (A)	134,600	5,464
Toyota Tsusho Corp	18,700	610
Trusco Nakayama Corp	9,000	114
Tsubakimoto Chain Co	6,700	150
Ulvac Inc	1,900	65
Valor Holdings Co Ltd	4,400	59
Warabeya Nichiyo Holdings Co Ltd	26,700	348
Xebio Holdings Co Ltd	7,200	49
Yamaha Motor Co Ltd (A)	68,000	1,244
Yamaichi Electronics Co Ltd	3,700	46
Zuken Inc	5,000	112
		468,669

Jordan — 0.1%
Hikma Pharmaceuticals PLC	109,525	2,151
Malaysia — 0.0%
Genting Plantations Bhd	31,100	46
Heineken Malaysia Bhd	22,200	116
Sime Darby Plantation Bhd	206,500	203
Taliworks Corp Bhd	151,400	31
		396

Malta — 0.0%
BGP Holdings *(B)	198,683	–
Mexico — 0.0%
Grupo Herdez SAB de CV	27,929	36
Netherlands — 5.6%
Aalberts NV	3,572	139
ABN AMRO Bank NV	68,978	773
Adyen NV *	4,565	6,624
Aegon NV	482,060	2,081
Akzo Nobel NV	199,676	13,072
Arcadis NV	9,928	333
ArcelorMittal SA	185,975	4,182
ASM International NV	20,226	5,045
ASML Holding NV	14,956	7,128
ASML Holding NV, Cl G	16,129	7,675
ASR Nederland NV	41,687	1,681
BE Semiconductor Industries NV	32,052	1,537
Heineken Holding NV	47,308	3,435
Heineken NV	19,057	1,733
IMCD NV	3,098	424
ING Groep NV	2,452,489	24,181
James Hardie Industries PLC	125,648	2,745
Koninklijke Ahold Delhaize NV	1,112,739	28,920
Koninklijke DSM NV	69,741	9,996

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Koninklijke Philips NV	502,194	$10,792
NN Group NV	106,801	4,839
Randstad NV	300,181	14,499
RELX PLC	325,525	8,787
Shell PLC	948,922	24,647
Unibail-Rodamco-Westfield *‡	10,445	531
Wolters Kluwer NV	226,891	21,955
		207,754

New Zealand — 0.0%
Mainfreight Ltd	5,013	218
Norway — 0.8%
Aker BP ASA	282,880	9,795
Bouvet ASA	9,949	59
DNB Bank ASA	104,233	1,863
Equinor ASA	399,080	13,837
Grieg Seafood ASA	37,086	525
Kongsberg Gruppen ASA	4,689	168
Mowi ASA	53,324	1,209
Norsk Hydro ASA	361,904	2,021
Sparebanken Vest	1,610	14
Wallenius Wilhelmsen ASA, Cl B	6,051	32
		29,523

Poland — 0.0%
Enea SA	63,733	138
Grupa Lotos SA	58,354	892
Powszechny Zaklad Ubezpieczen SA	23,453	157
Tim SA/Siechnice	5,020	35
		1,222

Portugal — 0.3%
Jeronimo Martins SGPS SA	444,276	9,633
Navigator Co SA/The	20,573	83
NOS SGPS SA	24,854	100
Sonae SGPS SA	158,771	194
		10,010

Qatar — 0.0%
Mekdam Holding Group	22,573	41
Ooredoo QPSC	171,417	362
		403

Saudi Arabia — 0.7%
Arab National Bank	12,123	95
Dar Al Arkan Real Estate Development Co *	1,339,763	3,842
Etihad Etisalat Co	284,481	2,654
Herfy Food Services Co *	24,609	279
Rabigh Refining & Petrochemical Co *	81,955	373
Saudi Basic Industries Corp	490,830	13,291
Saudi Electricity Co	969,527	6,253
Saudi Investment Bank/The	196,996	1,024
Savola Group/The	27,531	246
		28,057

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Singapore — 0.5%
DBS Group Holdings Ltd	584,000	$12,455
First Resources Ltd	130,100	152
Golden Agri-Resources Ltd	3,452,400	620
Jardine Cycle & Carriage Ltd	19,000	386
Keppel Corp Ltd	52,700	246
Oversea-Chinese Banking Corp Ltd	97,200	796
Wilmar International Ltd	987,000	2,865
		17,520

South Africa — 0.1%
DataTec Ltd	100,188	252
Investec PLC	634,672	3,386
Ninety One Ltd	87,273	205
		3,843

South Korea — 1.9%
BNK Financial Group Inc	691,155	3,572
Hana Financial Group Inc	90,133	2,732
JLS Co Ltd	3,880	22
Kangwon Land Inc *	911,440	17,830
KT Corp ADR	56,049	782
LG Electronics Inc	23,625	1,607
POSCO Holdings Inc	31,547	5,600
Samsung Electronics Co Ltd	483,584	21,229
Shinhan Financial Group Co Ltd	203,004	5,793
SK Hynix Inc	184,425	12,926
		72,093

Spain — 2.8%
Aena SME SA *	91,564	11,607
Amadeus IT Group SA, Cl A *	915,465	50,878
Banco Bilbao Vizcaya Argentaria SA	1,185,888	5,369
Bankinter SA	50,208	312
CaixaBank SA (A)	4,000,111	13,871
Corp ACCIONA Energias Renovables SA	12,722	489
Iberdrola SA	722,871	7,479
Industria de Diseno Textil SA	590,934	13,338
Laboratorios Farmaceuticos Rovi SA	11,284	689
Naturgy Energy Group SA	17,311	497
Telefonica SA	252,634	1,284
		105,813

Sweden — 2.2%
Alfa Laval AB	16,409	395
Atlas Copco AB, Cl A	321,984	3,003
Betsson AB, Cl B	41,781	252
Bilia AB, Cl A	11,807	170
Bjorn Borg AB	5,112	18
Byggmax Group AB	60,854	315
Clas Ohlson AB, Cl B	38,413	397
Cloetta AB, Cl B	72,874	149
Epiroc AB, Cl A	57,399	885
Essity AB, Cl B	659,075	17,179

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Evolution AB	87,976	$7,985
Fenix Outdoor International AG	374	32
H & M Hennes & Mauritz AB, Cl B (A)	644,610	7,685
Hexagon AB, Cl B	64,957	674
HMS Networks AB	1,934	82
Industrivarden AB, Cl C	22,667	503
International Petroleum Corp *	146,371	1,427
Investment AB Latour, Cl B	36,472	720
Investor AB, Cl B	112,063	1,839
Inwido AB	12,107	133
Kinnevik AB, Cl B *	237,795	3,824
New Wave Group AB, Cl B	30,426	404
Nordea Bank Abp	45,328	398
Securitas AB, Cl B (A)	1,382,910	11,892
SkiStar AB	21,234	287
Swedbank AB, Cl A	904,589	11,414
Swedish Match AB	65,491	666
Swedish Orphan Biovitrum AB *	24,850	536
Telefonaktiebolaget LM Ericsson, Cl B	1,322,158	9,841
		83,105

Switzerland — 9.1%
ABB Ltd	148,355	3,945
Alcon Inc	229,231	15,966
Burckhardt Compression Holding AG	598	250
Chocoladefabriken Lindt & Spruengli AG	3	30
Cie Financiere Richemont SA, Cl A	41,843	4,443
Coca-Cola HBC AG	190,126	4,207
Comet Holding AG	2,258	355
Credit Suisse Group AG	1,660,369	9,400
dormakaba Holding AG	3,839	1,670
Geberit AG	7,720	3,700
Julius Baer Group Ltd	60,796	2,797
Kuehne + Nagel International AG	70,253	16,585
Leonteq AG	1,325	73
Lonza Group AG	26,383	14,027
Mobilezone Holding AG	15,426	268
Nestle SA	307,498	35,794
Novartis AG	456,896	38,586
Partners Group Holding AG	6,820	6,128
Roche Holding AG	294,243	97,907
Sika AG	29,348	6,744
Sonova Holding AG	19,649	6,239
STMicroelectronics NV	219,300	6,875
Straumann Holding AG	75,142	8,999
Swatch Group AG/The	129,148	30,555
Swiss Life Holding AG	1,288	626
Tecan Group AG	8,355	2,419
u-blox Holding AG	871	88
UBS Group AG	705,324	11,339
Zurich Insurance Group AG	26,612	11,542
		341,557

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Taiwan — 0.9%
Asustek Computer Inc	505,000	$5,274
Evergreen Marine Corp Taiwan Ltd	1,666,000	4,741
Global Mixed Mode Technology Inc	72,000	368
Hon Hai Precision Industry Co Ltd	5,024,000	18,417
Sitronix Technology Corp	47,000	316
Taiwan FU Hsing Industrial Co Ltd	21,000	27
Taiwan Semiconductor Manufacturing Co Ltd ADR	48,383	3,955
		33,098

Thailand — 0.1%
Banpu PCL NVDR	5,570,100	1,985
Ratch Group PCL NVDR	174,700	189
Star Petroleum Refining PCL NVDR	528,200	181
		2,355

United Kingdom — 16.0%
3i Group PLC	104,066	1,401
4imprint Group PLC	1,397	39
888 Holdings PLC	91,946	187
Admiral Group PLC	55,109	1,502
AG Barr PLC	22,151	139
Anglo American PLC	635,524	22,668
Antofagasta PLC	24,721	347
Aon PLC, Cl A	30,828	8,314
Aptiv PLC *	72,391	6,448
Ashtead Group PLC	224,609	9,381
AstraZeneca PLC	282,472	37,049
Atlassian Corp PLC, Cl A *	69,700	13,062
Aviva PLC	909,876	4,434
B&M European Value Retail SA (A)	1,368,548	6,095
BAE Systems PLC	704,531	7,103
Balfour Beatty PLC	758,233	2,341
Barclays PLC	11,283,931	20,983
Berkeley Group Holdings PLC *	19,118	865
BP PLC	2,128,739	10,038
British American Tobacco PLC	267,894	11,450
BT Group PLC, Cl A	402,210	910
Cairn Homes PLC	52,973	55
Centrica PLC *	3,061,423	2,974
Chemring Group PLC	48,897	187
Clarkson PLC	734	27
Compass Group PLC	1,208,481	24,656
Computacenter PLC	62,379	1,782
Crest Nicholson Holdings plc	56,388	167
Croda International PLC	15,964	1,255
Dechra Pharmaceuticals PLC	1,108	47
Devro PLC	11,083	25
Diageo PLC	548,387	23,513
FDM Group Holdings PLC	4,079	42
Ferguson PLC	176,737	19,721
Ferrexpo PLC	524,939	831

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Firstgroup PLC	273,980	$424
Frasers Group PLC *	59,232	479
Glencore PLC	2,898,401	15,667
Greggs PLC	95,117	2,088
GSK PLC	1,949,925	41,811
GSK PLC ADR	168,406	7,331
Gulf Keystone Petroleum Ltd	18,572	59
Hays PLC	537,309	728
Howden Joinery Group PLC	399,583	2,924
HSBC Holdings PLC	1,789,242	11,638
IG Group Holdings PLC	322,479	2,704
Imperial Brands PLC	157,072	3,502
Inchcape PLC	42,519	359
Indivior PLC *	204,652	768
Intertek Group PLC	217,960	11,133
Investec PLC	732,515	3,957
J Sainsbury PLC	2,223,726	5,509
Just Group PLC	422,303	366
London Stock Exchange Group PLC	90,691	8,406
M&G PLC	619,146	1,463
Man Group PLC/Jersey	834,115	2,530
Marks & Spencer Group PLC *	605,136	996
MP Evans Group PLC	3,072	33
NatWest Group PLC	2,117,182	5,613
Next PLC	13,893	989
Ninety One PLC	500,336	1,201
Numis Corp PLC	1,540	5
Pagegroup PLC	279,050	1,354
Pearson PLC	230,476	2,099
Phoenix Group Holdings PLC	93,322	669
Plus500 Ltd	130,443	2,650
Polar Capital Holdings PLC	7,690	48
Prudential PLC	1,954,237	24,113
QinetiQ Group PLC	13,276	59
Reckitt Benckiser Group PLC	369,171	27,663
RELX PLC	305,750	8,265
Rio Tinto PLC	125,400	7,487
Rolls-Royce Holdings PLC *	28,843,612	29,057
Royal Mail PLC	606,009	1,985
Sage Group PLC/The	323,139	2,491
Savills PLC	32,702	402
Schroders PLC	46,684	1,515
Segro PLC ‡	220,025	2,610
Severn Trent PLC	19,268	636
Smith & Nephew PLC	1,483,940	20,680
Smurfit Kappa Group PLC	32,333	1,084
Speedy Hire PLC	272,398	143
Spirax-Sarco Engineering PLC	15,235	1,828
SSE PLC	24,754	486
Standard Chartered PLC	1,189,597	8,937
STERIS PLC	33,045	6,812
Telecom Plus PLC	4,583	109

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tesco PLC	3,399,439	$10,548
Thungela Resources Ltd	3,967	56
Travis Perkins PLC	871,716	10,244
Unilever PLC	493,379	22,296
Vistry Group PLC	14,876	151
Vodafone Group PLC	5,657,973	8,703
WH Smith PLC *	1,033,994	17,656
Wise PLC, Cl A *	14,417	52
WPP PLC	146,975	1,472
		597,081

United States — 1.2%
EPAM Systems Inc *	13,999	4,127
Golden Ocean Group Ltd	63,508	739
Lululemon Athletica Inc *	23,570	6,425
Mettler-Toledo International Inc *	3,918	4,501
QIAGEN NV *	47,437	2,239
ResMed Inc	33,830	7,092
Resolute Forest Products Inc *	73,447	937
Shopify Inc, Cl A *	75,010	2,343
TechnipFMC PLC *	1,413,500	9,513
TransGlobe Energy Corp *	13,369	45
ZIM Integrated Shipping Services Ltd	113,525	5,362
		43,323

Total Common Stock
(Cost $3,765,493) ($ Thousands)		3,556,042

PREFERRED STOCK — 0.7%
Brazil — 0.2%
Petroleo Brasileiro SA (C)	1,334,900	7,127
Germany — 0.5%
Bayerische Motoren Werke AG (C)	18,047	1,276
Jungheinrich AG (C)	16,878	367
Schaeffler AG, 3.600%	228,253	1,289
Volkswagen AG, 2.590%	111,608	14,867
		17,799

Total Preferred Stock
(Cost $28,696) ($ Thousands)		24,926

EXCHANGE TRADED FUND — 0.2%
United States — 0.2%
iShares Trust iShares ESG Aware MSCI EAFE ETF	110,930	6,962
Total Exchange Traded Fund
(Cost $7,585) ($ Thousands)		6,962

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 3.4%
SEI Liquidity Fund, L.P.
1.330% **†(D)	127,541,252	$127,571

Total Affiliated Partnership
(Cost $127,551) ($ Thousands)		127,571

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
1.140%**†	38,753,873	38,754

Total Cash Equivalent
(Cost $38,754) ($ Thousands)		38,754

Total Investments in Securities — 100.5%
(Cost $3,968,079) ($ Thousands)		$3,754,255

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at June 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	736	Sep-2022	$26,726	$26,477	$(226)
FTSE 100 Index	143	Sep-2022	12,406	12,367	(14)
Hang Seng Index	14	Jul-2022	1,944	1,940	(4)
SPI 200 Index	64	Sep-2022	7,182	7,108	(33)
TOPIX Index	128	Sep-2022	18,036	17,623	(307)
			$66,294	$65,515	$(584)

Percentages are based on Net Assets of $3,736,534 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2022. The total market value of securities on loan at June 30, 2022 was $111,311 ($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	No interest rate available.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2022 was $127,571 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and Far East
ESG — Environmental, Social and Governance
ETF — Exchange-Traded Fund
FTSE— Financial Times Stock Exchange
L.P. — Limited Partnership
Ltd. — Limited
MSCI — Morgan Stanley Capital International
NVDR — Non-Voting Depository Receipt
PLC — Public Limited Company
SPI — Share Price Index
TOPIX- Tokyo Price Index

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	3,556,042	–	–	^	3,556,042
Preferred Stock	24,926	–	–		24,926
Exchange Traded Fund	6,962	–	–		6,962
Affiliated Partnership	–	127,571	–		127,571
Cash Equivalent	38,754	–	–		38,754
Total Investments in Securities	3,626,684	127,571	–		3,754,255

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(584)	–	–	(584)
Total Other Financial Instruments	(584)	–	–	(584)

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^One security with a market value of $0.

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation	Value 6/30/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$161,647	$787,424	$(821,500)	$(7)	$7	$127,571	127,541,252	$913	$—
SEI Daily Income Trust, Government Fund, Cl F	48,039	226,919	(236,204)	—	—	38,754	38,753,873	69	1
Totals	$209,686	$1,014,343	$(1,057,704)	$(7)	$7	$166,325		$982	$1

Amounts designated as “—“ are $0 or have been rounded to $0.

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.3%
Argentina — 0.0%
Ternium SA ADR	17,245	$622
Austria — 0.1%
Erste Group Bank AG	59,869	1,515
Brazil — 4.9%
Ambev SA	749,200	1,917
Ambev SA ADR	279,233	701
Arcos Dorados Holdings Inc, Cl A	297,964	2,008
Arezzo Industria e Comercio SA	78,900	1,053
B3 SA - Brasil Bolsa Balcao	1,218,279	2,565
Banco Bradesco SA ADR	1,081,249	3,525
Banco do Brasil SA	780,204	4,974
Banco Santander Brasil SA	726,300	3,994
Banco Santander Brasil SA ADR (A)	83,340	458
BB Seguridade Participacoes SA	713,675	3,548
Centrais Eletricas Brasileiras SA	360,800	3,185
Cia Brasileira de Aluminio	414,344	922
Cia Energetica de Minas Gerais ADR (A)	536,430	1,084
Cia Siderurgica Nacional SA	243,764	718
Cosan SA	1,339,200	4,658
CPFL Energia SA	468,600	2,769
CSN Mineracao SA	2,159,700	1,594
Gerdau SA ADR	195,560	839
Hapvida Participacoes e Investimentos S/A *	2,963,607	3,094
Hypera SA *	122,898	895
JBS SA	198,158	1,199
Klabin SA	468,070	1,808
Lojas Renner SA *	196,500	848
MercadoLibre Inc *	11,173	7,116
Multiplan Empreendimentos Imobiliarios SA *	390,500	1,639
Pagseguro Digital Ltd, Cl A *	116,825	1,196
Petro Rio SA *	224,900	945
Petroleo Brasileiro SA ADR *	340,071	3,972
SLC Agricola SA	92,806	785
Telefonica Brasil SA	102,725	931
TIM SA/Brazil *	793,800	1,938
TIM SA/Brazil ADR *	46,719	568
TOTVS SA *	68,775	307
Vale SA ADR, Cl B	290,498	4,250
Vibra Energia SA	938,548	2,994
WEG SA	93,153	471
		75,468

Canada — 1.0%
Endeavour Mining PLC	57,098	1,179
First Quantum Minerals Ltd	379,738	7,189
Ivanhoe Mines Ltd, Cl A *	611,423	3,512
Parex Resources Inc	237,418	4,012
		15,892

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chile — 0.8%
Banco de Chile	2,316,187	$207
Banco Santander Chile ADR	65,723	1,071
CAP SA	23,156	204
Cencosud SA	265,759	331
Empresas CMPC SA	693,164	1,128
Empresas Copec SA	185,940	1,344
Sociedad Quimica y Minera de Chile SA ADR	103,034	8,606
		12,891

China — 22.9%
37 Interactive Entertainment Network Technology Group Co Ltd, Cl A	718,800	2,289
Agricultural Bank of China Ltd, Cl H	15,681,000	5,915
Alibaba Group Holding Ltd *	1,338,688	19,090
Alibaba Group Holding Ltd ADR *	110,612	12,574
Anhui Conch Cement Co Ltd, Cl H	1,013,092	4,390
Autohome Inc ADR	78,417	3,084
Baidu Inc ADR *	28,197	4,194
Bank of China Ltd, Cl H	15,842,406	6,319
Bank of Communications Co Ltd, Cl H	4,179,607	2,887
Bank of Nanjing Co Ltd, Cl A	602,834	940
BOE Technology Group Co Ltd, Cl A	1,139,180	671
Bosideng International Holdings Ltd	5,413,597	3,360
BYD Co Ltd, Cl H	44,145	1,766
China CITIC Bank Corp Ltd, Cl H	2,543,000	1,137
China Coal Energy Co Ltd, Cl H	1,445,000	1,225
China Communications Services Corp Ltd, Cl H	365,148	161
China Construction Bank Corp, Cl H	15,077,050	10,126
China Jushi Co Ltd, Cl A	569,777	1,483
China Lesso Group Holdings Ltd	1,514,000	2,284
China Longyuan Power Group Corp Ltd, Cl H	1,454,238	2,809
China Merchants Bank Co Ltd, Cl H	454,552	3,041
China National Building Material Co Ltd, Cl H	866,263	925
China National Medicines Corp Ltd, Cl A	147,814	593
China Pacific Insurance Group Co Ltd, Cl H	165,337	404
China Petroleum & Chemical Corp ADR	33,238	1,489
China Petroleum & Chemical Corp, Cl H	5,268,000	2,370
China Resources Sanjiu Medical & Pharmaceutical Co Ltd, Cl A	137,574	926
China Shenhua Energy Co Ltd, Cl H	439,014	1,259
China Tourism Group Duty Free Corp Ltd, Cl A	36,200	1,262
China Yangtze Power Co Ltd, Cl A	253,476	876
Chongqing Zhifei Biological Products Co Ltd, Cl A	30,200	502
Contemporary Amperex Technology Co Ltd, Cl A *	8,084	648
Country Garden Holdings Co Ltd (A)	902,000	559
Daqo New Energy Corp ADR *	13,276	948
Dongfeng Motor Group Co Ltd, Cl H	3,084,000	2,342

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ENN Energy Holdings Ltd	32,800	$539
Fujian Sunner Development Co Ltd, Cl A	1,178,700	3,381
Gigadevice Semiconductor Beijing Inc, Cl A	119,832	2,559
Great Wall Motor Co Ltd, Cl H	1,032,000	2,123
Guangzhou Tinci Materials Technology Co Ltd, Cl A	64,000	595
Haier Smart Home Co Ltd, Cl A	986,261	4,056
Haier Smart Home Co Ltd, Cl H	1,869,156	6,920
Heilongjiang Agriculture Co Ltd, Cl A	334,924	739
Hengli Petrochemical Co Ltd, Cl A	774,400	2,578
Huayu Automotive Systems Co Ltd, Cl A	206,779	712
Hunan Valin Steel Co Ltd, Cl A	977,620	745
Industrial & Commercial Bank of China Ltd, Cl H	17,740,140	10,535
Intco Medical Technology Co Ltd, Cl A	200,000	758
JD.com Inc ADR *	95,652	6,143
Jiangsu Changshu Rural Commercial Bank Co Ltd, Cl A	2,700,374	3,088
Jiangsu GoodWe Power Supply Technology Co Ltd, Cl A	89,915	4,218
JOYY Inc ADR	14,470	432
Kingsoft Corp Ltd	645,600	2,518
Kweichow Moutai Co Ltd, Cl A	18,700	5,719
Li Auto Inc ADR *	97,558	3,737
Longfor Group Holdings Ltd	614,388	2,901
LONGi Green Energy Technology Co Ltd, Cl A	180,180	1,802
Lufax Holding Ltd ADR	709,489	4,257
Luxshare Precision Industry Co Ltd, Cl A	469,677	2,375
Muyuan Foods Co Ltd, Cl A	173,500	1,436
NARI Technology Co Ltd, Cl A	524,880	2,124
NetEase Inc ADR	49,994	4,667
Ningbo Ronbay New Energy Technology Co Ltd, Cl A	237,519	4,630
Ningbo Tuopu Group Co Ltd, Cl A	199,900	2,051
NIO Inc ADR *	76,080	1,652
Orient Securities Co Ltd/China, Cl A	284,800	436
PetroChina Co Ltd, Cl H	3,856,000	1,838
PICC Property & Casualty Co Ltd, Cl H	6,662,150	6,928
Pinduoduo Inc ADR *	135,837	8,395
Ping An Insurance Group Co of China Ltd, Cl A	738,000	5,161
Ping An Insurance Group Co of China Ltd, Cl H	2,340,982	15,916
Poly Developments and Holdings Group Co Ltd, Cl A	380,480	994
QuakeSafe Technologies Co Ltd, Cl A	234,470	2,042
SAIC Motor Corp Ltd, Cl A	262,102	699
SF Holding Co Ltd, Cl A	256,500	2,142
Shaanxi Coal Industry Co Ltd, Cl A	536,581	1,696
Shanghai International Port Group Co Ltd, Cl A	1,120,480	978

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shenzhen Overseas Chinese Town Co Ltd, Cl A	584,900	$568
Shenzhen SC New Energy Technology Corp, Cl A	181,900	2,436
Shenzhen Senior Technology Material Co Ltd, Cl A	543,005	2,364
Shenzhen Topband Co Ltd, Cl A	1,340,800	2,464
Shenzhou International Group Holdings Ltd	43,500	527
Sichuan Kelun Pharmaceutical Co Ltd, Cl A	747,398	2,090
Sinopec Engineering Group Co Ltd, Cl H	467,553	215
Sinotrans Ltd, Cl H	1,881,710	540
Tencent Holdings Ltd	1,080,990	48,822
Tencent Music Entertainment Group ADR *	78,982	396
Tingyi Cayman Islands Holding Corp	450,754	772
Transfar Zhilian Co Ltd, Cl A	631,494	608
Trip.com Group Ltd ADR *	105,037	2,883
Tsingtao Brewery Co Ltd, Cl A	57,343	892
Tsingtao Brewery Co Ltd, Cl H	323,000	3,359
Uni-President China Holdings Ltd	884,000	758
Vipshop Holdings Ltd ADR *	399,959	3,956
Want Want China Holdings Ltd	1,041,643	905
Weibo Corp ADR *	30,203	699
Weichai Power Co Ltd, Cl A	469,273	877
Weichai Power Co Ltd, Cl H	3,088,000	4,903
Wens Foodstuffs Group Co Ltd *	445,800	1,420
Wingtech Technology Co Ltd, Cl A	275,400	3,516
Xianhe Co Ltd, Cl A	616,079	2,456
XPeng Inc ADR, Cl A *	22,603	717
Xtep International Holdings Ltd (A)	1,542,000	2,790
Yantai Jereh Oilfield Services Group Co Ltd, Cl A	293,297	1,766
Yifeng Pharmacy Chain Co Ltd, Cl A	452,600	3,578
Yintai Gold Co Ltd, Cl A	377,140	544
Yum China Holdings Inc	22,528	1,093
Zhejiang Expressway Co Ltd, Cl H (A)	1,476,000	1,362
Zhejiang HangKe Technology Inc Co, Cl A	221,527	2,326
Zhejiang Juhua Co Ltd, Cl A	1,286,713	2,535
Zhongsheng Group Holdings Ltd	574,000	4,049
Zijin Mining Group Co Ltd, Cl H	384,000	470
		351,719

Colombia — 0.1%
Bancolombia SA ADR, Cl R	21,248	655
Czech Republic — 0.1%
CEZ AS	23,575	1,059
Greece — 0.5%
Alpha Services and Holdings SA *	3,936,651	3,424
Eurobank Ergasias Services and Holdings SA *	3,640,666	3,209
Hellenic Telecommunications Organization SA	46,742	810

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OPAP SA	42,507	$607
		8,050

Hong Kong — 11.8%
A-Living Smart City Services Co Ltd, Cl H	603,250	970
ASMPT Ltd	232,000	1,970
Baidu Inc, Cl A *	235,450	4,456
Beijing Enterprises Holdings Ltd	877,335	3,119
Budweiser Brewing Co APAC Ltd	1,212,100	3,630
Chaoda Modern Agriculture Holdings Ltd *	2,056,181	10
China Everbright Bank Co Ltd, Cl H	3,977,900	1,288
China Feihe Ltd	2,679,000	3,080
China High Precision Automation Group Ltd *(B)	1,385,624	–
China Hongqiao Group Ltd	841,000	951
China International Capital Corp Ltd, Cl H	1,304,000	2,779
China International Marine Containers Group Co Ltd, Cl H (A)	299,104	485
China Medical System Holdings Ltd	2,684,000	4,187
China Meidong Auto Holdings Ltd	1,284,000	4,042
China Mengniu Dairy Co Ltd	711,000	3,547
China Merchants Port Holdings Co Ltd	1,545,607	2,628
China Overseas Land & Investment Ltd	769,000	2,430
China Resources Land Ltd	3,790,000	17,677
China Resources Power Holdings Co Ltd	432,000	892
Chinasoft International Ltd	864,000	884
COFCO Joycome Foods Ltd	2,416,000	1,170
Country Garden Services Holdings Co Ltd	344,000	1,532
Galaxy Entertainment Group Ltd *	667,000	3,978
Geely Automobile Holdings Ltd	1,794,000	4,079
Guangzhou Automobile Group Co Ltd, Cl H	2,910,000	2,815
Hong Kong Exchanges & Clearing Ltd	58,800	2,892
JD.com Inc, Cl A *	501,470	16,156
Jiumaojiu International Holdings Ltd	715,000	1,900
JS Global Lifestyle Co Ltd	125,400	163
Kingboard Holdings Ltd	247,794	938
Kuaishou Technology, Cl B *	599,400	6,676
Kunlun Energy Co Ltd	7,058,020	5,783
Lenovo Group Ltd (A)	4,540,659	4,242
Li Auto Inc, Cl A *	189,500	3,692
Li Ning Co Ltd	448,487	4,155
LK Technology Holdings Ltd	427,500	817
Meituan, Cl B *	786,700	19,470
MMG Ltd *	1,332,000	496
NetEase Inc	303,230	5,568
New China Life Insurance Co Ltd, Cl H	325,700	915
People's Insurance Co Group of China Ltd/The, Cl H	3,080,407	942
Postal Savings Bank of China Co Ltd, Cl H (A)	3,125,000	2,481
Shandong Weigao Group Medical Polymer Co Ltd, Cl H	1,148,000	1,334

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shanghai Fosun Pharmaceutical Group Co Ltd, Cl H	215,500	$798
Shenzhen International Holdings Ltd	17,532	17
Sunny Optical Technology Group Co Ltd	104,800	1,708
Topsports International Holdings Ltd	1,143,991	1,040
Vinda International Holdings Ltd (A)	554,000	1,419
WH Group Ltd	6,120,750	4,727
Wuxi Biologics Cayman Inc *	117,307	1,073
Xiaomi Corp, Cl B *	573,179	996
Xinyi Solar Holdings Ltd	3,388,458	5,234
XPeng Inc, Cl A *	115,734	1,864
Yadea Group Holdings Ltd	3,590,000	7,027
Yuexiu Property Co Ltd	1,006,027	1,290
Zoomlion Heavy Industry Science and Technology Co Ltd	6,115,000	3,265
		181,677

Hungary — 0.7%
MOL Hungarian Oil & Gas PLC	413,011	3,176
OTP Bank Nyrt	120,463	2,673
Richter Gedeon Nyrt	268,635	4,834
		10,683

India — 11.1%
Apollo Hospitals Enterprise Ltd	59,350	2,768
Aptus Value Housing Finance India Ltd *	636,907	2,273
Ashok Leyland Ltd	1,053,681	1,972
AU Small Finance Bank Ltd	77,900	584
Axis Bank Ltd	123,597	997
Bajaj Finance Ltd	6,660	455
Bharat Electronics Ltd	382,104	1,133
Bharti Airtel Ltd	318,438	2,762
Cartrade Tech Ltd *	87,750	658
Cholamandalam Investment and Finance Co Ltd	106,017	832
Cipla Ltd/India	60,519	703
Coal India Ltd	467,067	1,098
Container Corp Of India Ltd	175,590	1,321
Coromandel International Ltd	80,990	977
DLF Ltd	179,081	709
EPL Ltd	798,497	1,508
GAIL India Ltd	2,135,996	3,657
GMM Pfaudler Ltd	24,158	1,329
Grasim Industries Ltd	53,990	903
HCL Technologies Ltd	484,249	5,968
HDFC Bank Ltd	290,794	4,964
Hero MotoCorp Ltd	108,900	3,750
Hindalco Industries Ltd	113,567	487
Hindustan Petroleum Corp Ltd	804,592	2,213
Hindustan Unilever Ltd	17,862	504
Housing Development Finance Corp Ltd	285,725	7,854
ICICI Bank Ltd	1,649,236	14,769
ICICI Bank Ltd ADR	532,773	9,451

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Indian Hotels Co Ltd, Cl A	622,075	$1,774
Indian Oil Corp Ltd	1,396,317	1,313
Indraprastha Gas Ltd	132,913	599
Indus Towers Ltd	291,899	773
IndusInd Bank Ltd	253,962	2,554
Infosys Ltd	300,942	5,571
Infosys Ltd ADR	419,198	7,759
InterGlobe Aviation Ltd *	128,770	2,619
IRB Infrastructure Developers Ltd *	690,308	1,768
ITC Ltd	358,500	1,242
JB Chemicals & Pharmaceuticals Ltd	74,165	1,477
Jindal Steel & Power Ltd	78,563	328
Kotak Mahindra Bank Ltd	24,564	517
Larsen & Toubro Ltd	38,474	759
Mahindra & Mahindra Ltd	141,119	1,953
Maruti Suzuki India Ltd	61,247	6,569
Mindtree Ltd	34,500	1,261
Motherson Sumi Wiring India Ltd	687,750	613
Nestle India Ltd	1,708	378
NMDC Ltd	481,072	659
NTPC Ltd	693,086	1,254
Oil & Natural Gas Corp Ltd	2,585,988	4,963
Petronet LNG Ltd	866,385	2,384
Power Grid Corp of India Ltd	371,985	998
PVR Ltd *	62,791	1,480
Rainbow Children's Medicare Ltd	153,263	904
Redington India Ltd	401,433	638
Reliance Industries Ltd	632,690	20,795
SBI Life Insurance Co Ltd	42,135	577
Shriram Transport Finance Co Ltd *	41,167	668
Sona Blw Precision Forgings Ltd	161,459	1,132
State Bank of India	754,085	4,449
Sun Pharmaceutical Industries Ltd	133,757	1,407
Tata Consultancy Services Ltd	96,155	3,978
Tata Steel Ltd	34,751	382
Torrent Power Ltd	263,710	1,508
United Breweries Ltd	77,954	1,434
UPL Ltd	443,323	3,550
Vedanta Ltd	118,686	335
WNS Holdings Ltd ADR *	10,681	797
		170,718

Indonesia — 1.9%
Adaro Energy Indonesia Tbk PT	4,253,094	817
Aneka Tambang Tbk	3,393,200	410
Astra International Tbk PT	8,612,400	3,830
Bank Central Asia Tbk PT	5,864,640	2,854
Bank Mandiri Persero Tbk PT	3,694,103	1,965
Bank Negara Indonesia Persero Tbk PT	5,555,975	2,928
Bank Rakyat Indonesia Persero Tbk PT	36,862,922	10,269
Indofood Sukses Makmur Tbk PT	872,893	413
Kalbe Farma Tbk PT	7,012,620	781

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Merdeka Copper Gold Tbk PT *	4,563,077	$1,222
Telkom Indonesia Persero Tbk PT	14,827,917	3,981
		29,470

Kuwait — 0.0%
Agility Public Warehousing Co KSC	198,594	526
Malaysia — 0.4%
CIMB Group Holdings Bhd	870,188	979
Hong Leong Bank Bhd	208,227	966
IHH Healthcare Bhd	272,797	399
Petronas Chemicals Group Bhd	550,833	1,125
Public Bank Bhd	837,812	831
Sime Darby Bhd	1,053,204	509
Sime Darby Plantation Bhd	595,000	585
		5,394

Mexico — 1.8%
Alfa SAB de CV, Cl A	824,972	585
America Movil SAB de CV ADR, Cl L	94,646	1,934
Cemex SAB de CV ADR *	707,546	2,774
Fomento Economico Mexicano SAB de CV ADR	42,711	2,882
Gruma SAB de CV, Cl B	45,346	499
Grupo Aeroportuario del Pacifico SAB de CV ADR	5,611	783
Grupo Financiero Banorte SAB de CV, Cl O	1,632,025	9,092
Grupo Mexico SAB de CV, Ser B	904,959	3,759
Grupo Televisa SAB ADR	69,507	569
Wal-Mart de Mexico SAB de CV	1,356,646	4,653
		27,530

Peru — 0.1%
Credicorp Ltd	13,425	1,610
Philippines — 0.3%
BDO Unibank Inc	1,348,112	2,709
International Container Terminal Services Inc	155,438	520
Monde Nissin Corp *	4,354,800	1,030
		4,259

Poland — 0.5%
Cyfrowy Polsat SA	211,598	999
Dino Polska SA *	53,706	3,811
KGHM Polska Miedz SA	85,527	2,262
LPP SA	547	1,094
		8,166

Portugal — 0.2%
Jeronimo Martins SGPS SA	106,523	2,310
Qatar — 0.3%
Industries Qatar QSC	167,999	736
Qatar Islamic Bank SAQ	178,179	1,089
Qatar National Bank QPSC	524,289	2,876
		4,701

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Russia — 0.0%
Alrosa PJSC	605,728	$–
Gazprom PJSC ADR	174,661	–
LUKOIL PJSC ADR	109,206	–
Magnit PJSC GDR *	83,607	–
Mobile TeleSystems PJSC ADR	699,014	–
Rosneft Oil Co PJSC	230,389	–
Sberbank of Russia PJSC *	417,388	–
Sberbank of Russia PJSC ADR *	58,444	–
Surgutneftegas PJSC ADR (A)	501,658	–
		–
		–

Saudi Arabia — 2.4%
Al Rajhi Bank	189,877	4,175
Alinma Bank	55,667	495
Banque Saudi Fransi	61,785	780
Etihad Etisalat Co	75,060	700
Jarir Marketing Co	25,714	1,114
Leejam Sports Co JSC	50,386	1,202
Riyad Bank	158,705	1,358
SABIC Agri-Nutrients Co	40,153	1,475
Sahara International Petrochemical Co	73,806	987
Saudi Arabian Mining Co *	157,334	2,090
Saudi Arabian Oil Co	577,295	5,970
Saudi Basic Industries Corp	26,927	729
Saudi Electricity Co	93,738	605
Saudi National Bank/The	665,795	11,694
Saudi Tadawul Group Holding Co	46,572	2,346
Saudi Telecom Co	39,945	1,034
		36,754

Singapore — 0.1%
TDCX Inc ADR *	117,019	1,082
Yangzijiang Financial Holding Ltd *	973,183	287
Yangzijiang Shipbuilding Holdings Ltd	973,183	650
		2,019

South Africa — 4.0%
Absa Group Ltd	108,082	1,020
African Rainbow Minerals Ltd	42,322	552
Anglo American Platinum Ltd	8,014	697
Bid Corp Ltd	179,498	3,362
Bidvest Group Ltd/The	162,993	2,085
Capitec Bank Holdings Ltd	24,630	2,980
Cie Financiere Richemont SA	145,096	1,528
Clicks Group Ltd	21,281	355
FirstRand Ltd	494,758	1,884
Gold Fields Ltd	125,843	1,175
Gold Fields Ltd ADR	663,859	6,054
Growthpoint Properties Ltd ‡	1,826,750	1,377
Impala Platinum Holdings Ltd	45,995	508
Kumba Iron Ore Ltd	30,825	989
Mr Price Group Ltd	139,436	1,510

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MTN Group Ltd	303,574	$2,447
Naspers Ltd, Cl N	109,479	15,823
Nedbank Group Ltd	400,157	5,062
Old Mutual Ltd	2,620,931	1,765
Sasol Ltd *	72,432	1,643
Shoprite Holdings Ltd	175,323	2,118
Sibanye Stillwater Ltd	812,074	2,016
Standard Bank Group Ltd	147,034	1,393
Vodacom Group Ltd (A)	270,181	2,163
Woolworths Holdings Ltd/South Africa	201,764	668
		61,174

South Korea — 11.8%
BGF retail Co Ltd	16,070	2,339
BNK Financial Group Inc	119,183	616
Celltrion Inc	2,827	389
Cheil Worldwide Inc	61,031	1,116
CJ CheilJedang Corp	20,855	6,088
CJ ENM Co Ltd	41,733	3,012
Coway Co Ltd	69,577	3,424
DB HiTek Co Ltd	25,545	983
DB Insurance Co Ltd	18,338	866
Doosan Fuel Cell Co Ltd *(A)	34,203	792
E-MART Inc	6,871	558
GS Holdings Corp	64,316	2,073
Hana Financial Group Inc	428,289	12,980
Hankook Tire & Technology Co Ltd	78,498	1,992
Hanmi Pharm Co Ltd	2,232	529
Hyundai Engineering & Construction Co Ltd	21,538	686
Hyundai Glovis Co Ltd	4,512	624
Hyundai Marine & Fire Insurance Co Ltd	102,916	2,453
Hyundai Mobis Co Ltd	24,897	3,816
Hyundai Motor Co	8,032	1,117
Industrial Bank of Korea	81,707	605
Kakao Corp	38,497	2,073
Kangwon Land Inc *	14,899	291
KB Financial Group Inc (A)	55,707	2,066
KH Vatec Co Ltd	78,774	1,128
Kia Corp	153,329	9,128
Korea Aerospace Industries Ltd	18,249	756
Korea Petrochemical Ind Co Ltd	5,398	509
Korea Shipbuilding & Offshore Engineering Co Ltd *	11,523	833
Korea Zinc Co Ltd	1,175	441
Korean Air Lines Co Ltd *	34,483	669
KT&G Corp	9,307	589
Kumho Petrochemical Co Ltd	23,146	2,478
L&F Co Ltd *	3,579	579
LG Chem Ltd	20,436	8,122
LG Electronics Inc	56,291	3,828
LG Innotek Co Ltd	3,152	831
LG Uplus Corp	16,095	158

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lotte Chemical Corp	14,229	$1,973
NAVER Corp	6,767	1,251
NCSoft Corp	8,413	2,265
NICE Information Service Co Ltd	24,481	272
Orion Corp/Republic of Korea	47,929	3,839
Pan Ocean Co Ltd	298,986	1,368
Samsung Biologics Co Ltd *	3,917	2,383
Samsung Electro-Mechanics Co Ltd	9,343	939
Samsung Electronics Co Ltd	1,169,274	51,331
Samsung Engineering Co Ltd *	85,232	1,415
Samsung SDI Co Ltd	4,757	1,949
Samsung SDS Co Ltd	7,655	766
SD Biosensor Inc	11,748	352
Seegene Inc	20,359	567
Shinhan Financial Group Co Ltd	24,820	708
Shinsegae Inc	4,133	694
SK Hynix Inc	227,954	15,976
SK Square Co Ltd *	40,647	1,223
SK Telecom Co Ltd	191,462	7,668
S-Oil Corp	4,934	395
Soulbrain Co Ltd/New	8,815	1,552
Woori Financial Group Inc	114,246	1,065
Youngone Corp	13,595	402
		181,890

Taiwan — 12.3%
Accton Technology Corp	232,200	1,863
Acer Inc	1,078,000	787
Airtac International Group	48,000	1,600
ASE Technology Holding Co Ltd	315,000	809
Asia Vital Components Co Ltd	198,153	620
ASPEED Technology Inc	8,190	523
Bizlink Holding Inc	221,000	2,293
Cathay Financial Holding Co Ltd	627,503	1,074
Chailease Holding Co Ltd	318,780	2,235
China Steel Corp	656,000	628
ChipMOS Technologies Inc	490,000	609
Chunghwa Telecom Co Ltd	1,020,525	4,187
CTBC Financial Holding Co Ltd	11,157,739	9,419
Delta Electronics Inc	601,000	4,477
E.Sun Financial Holding Co Ltd	1,164,395	1,136
Elite Material Co Ltd	44,000	264
Evergreen Marine Corp Taiwan Ltd	335,000	953
Formosa Plastics Corp	330,000	1,204
Fubon Financial Holding Co Ltd	2,064,721	4,153
Hiwin Technologies Corp	93,000	746
Hon Hai Precision Industry Co Ltd	869,149	3,186
International Games System Co Ltd	32,000	803
Keystone Microtech Corp	155,000	1,063
Lite-On Technology Corp	478,341	932
Lotus Pharmaceutical Co Ltd *	270,000	1,394
Macronix International Co Ltd	3,422,000	4,086

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MediaTek Inc	365,952	$8,012
Micro-Star International Co Ltd	1,522,172	5,811
momo.com Inc	111,600	2,395
Nan Ya Plastics Corp	434,776	1,214
Nan Ya Printed Circuit Board Corp	38,934	341
Nanya Technology Corp	277,885	462
Nien Made Enterprise Co Ltd	144,000	1,419
Novatek Microelectronics Corp	45,011	457
Pegatron Corp	455,000	872
Pou Chen Corp	368,000	365
President Chain Store Corp	100,000	917
Radiant Opto-Electronics Corp	177,000	517
RichWave Technology Corp	325,400	1,729
Silergy Corp	14,790	1,191
SinoPac Financial Holdings Co Ltd	1,166,907	659
Taiwan Paiho Ltd	628,000	1,453
Taiwan Semiconductor Manufacturing Co Ltd	4,916,278	78,704
Taiwan Semiconductor Manufacturing Co Ltd ADR	146,002	11,936
Tong Hsing Electronic Industries Ltd	387,313	2,618
Unimicron Technology Corp	544,000	2,900
Uni-President Enterprises Corp	1,872,000	4,218
United Microelectronics Corp	3,333,484	4,389
Winbond Electronics Corp	959,000	700
Wiwynn Corp	147,000	3,446
Yuanta Financial Holding Co Ltd	2,169,232	1,437
Zhen Ding Technology Holding Ltd	160,000	554
		189,760

Thailand — 2.3%
Advanced Info Service PCL NVDR (A)	92,972	511
Bangkok Dusit Medical Services PCL NVDR	2,049,516	1,449
Central Pattana PCL	1,288,900	2,224
Chularat Hospital PCL NVDR	6,866,368	719
CP ALL PCL NVDR	310,500	527
Home Product Center PCL	10,828,954	3,890
Indorama Ventures PCL NVDR (A)	462,201	614
Kasikornbank PCL	453,300	1,930
Kasikornbank PCL NVDR	1,122,200	4,777
Kiatnakin Phatra Bank PCL NVDR	506,200	888
Land & Houses PCL NVDR	2,665,600	629
Ngern Tid Lor PCL	2,253,400	1,864
PTT Exploration & Production PCL	791,700	3,572
PTT Exploration & Production PCL NVDR	276,860	1,249
PTT PCL NVDR	6,216,400	5,978
Regional Container Lines PCL NVDR	358,210	390
Supalai PCL NVDR	660,915	348
Thai Oil PCL	454,700	662
Thai Union Group PCL, Cl F	3,312,000	1,602
Thanachart Capital PCL NVDR (A)	637,047	680
		34,503

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Turkey — 0.4%
Akbank TAS	1,758,192	$845
BIM Birlesik Magazalar AS	622,814	3,016
Ford Otomotiv Sanayi AS	33,702	539
Haci Omer Sabanci Holding AS	629,042	712
KOC Holding AS	385,604	845
Turk Hava Yollari AO *	272,523	764
		6,721

United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	375,691	906
Aldar Properties PJSC	1,733,764	2,101
Dubai Islamic Bank PJSC	1,556,597	2,441
Emaar Properties PJSC	5,114,220	7,240
Emirates NBD Bank PJSC	234,637	843
Emirates Telecommunications Group Co PJSC	98,516	700
Fertiglobe plc	1,944,479	2,547
First Abu Dhabi Bank PJSC	218,724	1,118
		17,896

United Kingdom — 0.7%
Anglo American PLC	152,037	5,409
Antofagasta PLC	79,720	1,118
Endeavour Mining PLC	35,916	742
Network International Holdings PLC *	594,224	1,363
TCS Group Holding PLC GDR *	33,900	–
Tullow Oil PLC *(A)	2,668,921	1,519
		10,151

United States — 0.1%
Kosmos Energy Ltd *	127,275	788
Vietnam — 0.5%
Hoa Phat Group JSC	1,815,217	1,740
Vincom Retail JSC *	2,210,745	2,713
Vinhomes JSC	1,435,900	3,833
		8,286

Total Common Stock
(Cost $1,426,391) ($ Thousands)		1,464,857

PREFERRED STOCK — 1.9%
Brazil — 0.8%
Banco Bradesco SA (C)	916,297	3,012
Bradespar SA (C)	57,063	275
Centrais Eletricas Brasileiras SA (C)	133,883	1,195
Cia Energetica de Minas Gerais (C)	524,940	1,048
Itau Unibanco Holding SA , 4.160%*	275,396	1,195
Itausa SA , 3.240%*	332,878	531
Petroleo Brasileiro SA (C)	334,980	1,789
Petroleo Brasileiro SA ADR, Cl A(C)	356,829	3,793
		12,838

Description	Shares		Market Value ($ Thousands)
PREFERRED STOCK (continued)
Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Cl B(C)		35,890	$2,931
South Korea — 0.9%
Hyundai Motor Co (C)		58,398	3,927
LG Chem Ltd (C)		11,840	2,193
LG Electronics *(C)		29,217	955
Samsung Electronics Co Ltd(C)		164,339	6,582
			13,657

Total Preferred Stock
(Cost $34,014) ($ Thousands)			29,426

	Face Amount (Thousands)
DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale SA, Ser 1997
0.000% (D)(E)	BRL	8	1

Total Debenture Bond
(Cost $—) ($ Thousands)			1

		Number of Rights
RIGHTS — 0.0%
Taiwan — 0.0%
Acer Inc *‡‡		5,022	–
Total Rights
(Cost $—) ($ Thousands)			–

	Shares
AFFILIATED PARTNERSHIP — 0.7%
SEI Liquidity Fund, L.P.
1.330% **†(F)		11,417,842	11,419

Total Affiliated Partnership
(Cost $11,418) ($ Thousands)			11,419

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
1.140%**†		10,065,052	10,065

Total Cash Equivalent
(Cost $10,065) ($ Thousands)			10,065

Total Investments in Securities — 98.6%
(Cost $1,481,888) ($ Thousands)			$1,515,768

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at June 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
MSCI Emerging Markets	211	Sep-2022	$10,537	$10,579	$42

Percentages are based on Net Assets of $1,537,869 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2022. The total market value of securities on loan at June 30, 2022 was $10,234 ($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	No interest rate available.
(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Perpetual security with no stated maturity date.
(F)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2022 was $11,419 ($ Thousands).

ADR — American Depositary Receipt
BRL — Brazilian Real
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint-Stock Company
L.P. — Limited Partnership
Ltd. — Limited
MSCI — Morgan Stanley Capital International
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
Ser — Series

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	1,463,340	1,517	–	^	1,464,857
Preferred Stock	29,426	–	–		29,426
Debenture Bond	–	1	–		1
Rights	–	–	–		–
Affiliated Partnership	–	11,419	–		11,419
Cash Equivalent	10,065	–	–		10,065
Total Investments in Securities	1,502,831	12,937	–		1,515,768

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	42	–	–	42
Total Other Financial Instruments	42	–	–	42

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^One security with a market value of $0.

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Depreciation	Value 6/30/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$17,858	$156,153	$(162,586)	$(4)	$(2)	$11,419	11,417,842	$162	$—
SEI Daily Income Trust, Government Fund, Cl F	60,832	129,345	(180,112)	—	—	10,065	10,065,052	33	—
Totals	$78,690	$285,498	$(342,698)	$(4)	$(2)	$21,484		$195	$—

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Fixed Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 91.1%
Australia — 2.8%
Australia & New Zealand Banking Group MTN
5.000%, 08/16/2023	AUD	750	$523
Australia Government Bond
4.750%, 04/21/2027		1,040	759
4.500%, 04/21/2033		801	590
3.750%, 04/21/2037		393	268
3.250%, 04/21/2025		843	582
3.000%, 03/21/2047		1,285	759
2.750%, 11/21/2027		5,930	3,946
2.750%, 06/21/2035		1,243	765
2.750%, 05/21/2041		1,042	610
2.500%, 05/21/2030		1,492	950
2.250%, 05/21/2028		33	21
1.750%, 06/21/2051		427	186
0.500%, 09/21/2026		1,763	1,079
Commonwealth Bank of Australia
0.125%, 10/15/2029	EUR	270	243
Commonwealth Bank of Australia MTN
0.375%, 04/11/2024		455	468
Glencore Capital Finance DAC MTN
0.750%, 03/01/2029		450	359
Glencore Finance Europe MTN
1.500%, 10/15/2026		120	111
National Australia Bank
5.000%, 03/11/2024	AUD	750	524
2.990%, 05/21/2031 (A)		$520	435
National Australia Bank MTN
2.250%, 06/06/2025	EUR	206	219
Westpac Banking Corp MTN
1.250%, 01/14/2033		310	288
0.500%, 05/17/2024		505	519
			14,204

Austria — 1.1%
JAB Holdings BV
1.000%, 12/20/2027		400	356
Republic of Austria Government Bond (A)
4.150%, 03/15/2037		561	734
2.400%, 05/23/2034		110	120
2.100%, 09/20/2117		50	44
1.850%, 05/23/2049		545	522
0.850%, 06/30/2120		87	40
0.750%, 10/20/2026		1,197	1,226
0.023%, 02/20/2031		730	652
0.000%, 04/20/2025 (B)		647	658
Republic of Austria Government Bond, Ser 97-6
6.250%, 07/15/2027		789	1,024
			5,376

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Belgium — 1.1%
Ageas
1.875%, 11/24/2051 (C)	EUR	200	$160
Kingdom of Belgium Government Bond
4.250%, 03/28/2041 (A)		470	615
3.750%, 06/22/2045		419	525
3.000%, 06/22/2034 (A)		580	659
1.700%, 06/22/2050 (A)		123	105
1.600%, 06/22/2047 (A)		351	299
1.400%, 06/22/2053 (A)		315	242
1.000%, 06/22/2026 (A)		370	384
1.000%, 06/22/2031 (A)		490	476
0.350%, 06/22/2032 (A)		620	551
0.007%, 10/22/2031 (A)		266	233
0.000%, 10/22/2027 (A)(B)		1,133	1,102
Kingdom of Belgium Government Bond, Ser 44
5.000%, 03/28/2035 (A)		64	88
			5,439

Brazil — 0.0%
OEC Finance
7.125%, 12/26/2046		$176	2
4.375%, 10/25/2029		111	2
			4

Canada — 6.8%
Bank of Nova Scotia
1.950%, 02/01/2023		850	844
0.010%, 03/18/2025	EUR	645	646
Bell Canada MTN
4.700%, 09/11/2023	CAD	80	62
Canada Housing Trust No. 1
2.250%, 12/15/2025 (A)		1,325	990
Canadian Government Bond
5.750%, 06/01/2033		621	590
3.500%, 12/01/2045		158	128
2.750%, 12/01/2048		400	287
2.750%, 12/01/2048		300	215
2.500%, 06/01/2024		2,460	1,886
2.250%, 06/01/2029		3,329	2,437
1.500%, 06/01/2026		8,217	6,002
1.500%, 06/01/2031		268	180
1.000%, 06/01/2027		1,375	965
Canadian Pacific Railway
1.350%, 12/02/2024		$805	757
Canadian When Issued Government Bond
2.000%, 12/01/2051	CAD	719	434
CDP Financial
1.125%, 04/06/2027 (A)	EUR	1,062	1,074
CPPIB Capital MTN
0.250%, 04/06/2027		1,765	1,715

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
OMERS Finance Trust
3.500%, 04/19/2032 (A)		$555	$541
Ontario Teachers' Finance Trust
2.000%, 04/16/2031 (A)		1,914	1,679
1.850%, 05/03/2032 (A)	EUR	444	437
0.500%, 05/06/2025		1,066	1,080
Ontario Teachers' Finance Trust MTN
0.900%, 05/20/2041		707	537
Province of British Columbia Canada
2.950%, 12/18/2028	CAD	1,653	1,224
2.750%, 06/18/2052		835	494
Province of Ontario Canada
4.700%, 06/02/2037		1,355	1,106
4.650%, 06/02/2041		540	441
2.800%, 06/02/2048		2,200	1,325
2.400%, 06/02/2026		585	435
Province of Ontario Canada MTN
0.250%, 12/15/2026	GBP	2,337	2,545
Province of Quebec Canada
6.250%, 06/01/2032	CAD	720	659
3.500%, 12/01/2048		520	359
3.100%, 12/01/2051		780	497
Province of Quebec Canada MTN
3.700%, 05/20/2026	AUD	568	382
Province of Saskatchewan Canada
3.250%, 06/08/2027		$295	293
PSP Capital
1.625%, 10/26/2028 (A)		617	556
Royal Bank of Canada MTN
1.125%, 12/15/2025	GBP	230	255
0.250%, 01/29/2024	EUR	189	195
Toronto-Dominion Bank
0.000%, 02/09/2024 (B)		490	502
			34,754

Cayman Islands — 0.0%
Odebrecht Holdco Finance Ltd
0.000%, 09/10/2058 (D)		$311	2

China — 9.1%
China Development Bank
4.880%, 02/09/2028	CNY	10,600	1,736
3.900%, 08/03/2040		4,280	679
3.700%, 10/20/2030		9,430	1,468
3.660%, 03/01/2031		4,680	727
3.650%, 05/21/2029		18,120	2,805
3.480%, 01/08/2029		23,680	3,625
3.410%, 06/07/2031		6,740	1,029
3.390%, 07/10/2027		16,630	2,538
3.230%, 01/10/2025		11,360	1,724
3.120%, 09/13/2031		9,540	1,425
2.730%, 11/11/2024		14,450	2,168

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
China Government Bond
3.810%, 09/14/2050	CNY	19,820	$3,195
3.720%, 04/12/2051		36,460	5,804
3.270%, 11/19/2030		13,260	2,039
3.020%, 05/27/2031		14,700	2,219
2.850%, 06/04/2027		14,060	2,118
2.800%, 03/24/2029		45,790	6,831
2.690%, 08/12/2026		16,200	2,427
2.680%, 05/21/2030		9,380	1,379
Prosus NV MTN
2.031%, 08/03/2032	EUR	245	177
1.985%, 07/13/2033 (A)		320	223
			46,336

Colombia — 0.7%
Colombian TES
10.000%, 07/24/2024	COP	2,757,800	661
9.250%, 05/28/2042		828,200	159
7.750%, 09/18/2030		5,638,800	1,099
7.500%, 08/26/2026		1,565,300	336
7.250%, 10/18/2034		2,201,800	382
7.000%, 03/26/2031		427,100	78
7.000%, 06/30/2032		1,791,000	319
6.250%, 07/09/2036		481,100	73
6.000%, 04/28/2028		2,966,000	559
5.750%, 11/03/2027		279,700	53
			3,719

Czech Republic — 0.2%
Czech Republic Government Bond
4.700%, 09/12/2022	CZK	7,470	314
2.500%, 08/25/2028		14,630	531
1.200%, 03/13/2031		8,010	249
			1,094

Denmark — 0.2%
Denmark Government Bond
4.500%, 11/15/2039	DKK	2,040	392
0.000%, 11/15/2031 (B)		2,049	245
Kommunekredit MTN
0.125%, 09/26/2040	EUR	275	189
Orsted
6.250%, EUR Swap Annual 5 Yr + 4.750%, 06/26/2099 (C)		210	223
			1,049

Finland — 0.3%
Finland Government Bond (A)
0.875%, 09/15/2025		355	369
0.125%, 09/15/2031		610	547
0.125%, 04/15/2052		135	79
Nordea Bank Abp MTN
6.125%, USD Swap Semi 30/360 5 Yr Curr + 3.388% (C)(E)		$200	193

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Nordea Kiinnitysluottopankki MTN
0.250%, 03/18/2026	EUR	480	$476
			1,664

France — 5.5%
BNP Paribas MTN
3.375%, 01/23/2026	GBP	490	577
1.250%, 03/19/2025	EUR	375	377
0.500%, 02/19/2028 (C)		200	182
BNP Paribas Home Loan SFH
0.375%, 05/07/2025		400	405
BPCE
1.000%, 01/20/2026 (A)		$950	842
BPCE MTN
2.000%, 06/05/2025	AUD	440	280
Caisse Francaise de Financement Local MTN
3.000%, 10/02/2028	EUR	100	111
0.500%, 01/19/2026		500	502
Cie de Financement Foncier
0.375%, 12/11/2024		300	305
Cie de Financement Foncier MTN
5.500%, 01/26/2027	GBP	387	525
CNP Assurances MTN
2.500%, 06/30/2051 (C)	EUR	200	174
Credit Agricole Assurances
4.750%, 09/27/2048 (C)		200	203
Credit Agricole Home Loan SFH MTN
1.250%, 03/24/2031		300	289
0.250%, 02/23/2024		700	720
Dexia Credit Local MTN
0.625%, 02/03/2024		200	207
0.500%, 01/17/2025		300	306
0.000%, 05/29/2024 (B)		1,200	1,224
Electricite de France
5.625%, USD Swap Semi 30/360 10 Yr Curr + 3.041% (A)(C)(E)		$200	183
Electricite de France MTN
5.375%, EUR Swap Annual 12 Yr + 3.794% (C)(E)	EUR	200	191
4.000%, 11/12/2025		350	386
Engie MTN
0.875%, 03/27/2024		300	310
French Republic Government Bond OAT
5.750%, 10/25/2032		271	384
4.500%, 04/25/2041		239	329
4.000%, 04/25/2055 (A)		139	191
2.750%, 10/25/2027		339	379
2.500%, 05/25/2030		442	492
1.750%, 05/25/2023		2,359	2,497
1.750%, 06/25/2039 (A)		256	249
1.750%, 05/25/2066 (A)		84	70

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.500%, 05/25/2050 (A)	EUR	1,786	$1,510
1.250%, 05/25/2036 (A)		672	622
1.000%, 05/25/2027		4,151	4,269
0.750%, 05/25/2028		345	346
0.750%, 05/25/2052		202	134
0.500%, 05/25/2029		395	384
0.500%, 06/25/2044 (A)		1,380	978
0.100%, 07/25/2031 (A)		176	192
0.000%, 03/25/2025 (B)		661	672
0.000%, 02/25/2024 (B)		2,048	2,121
0.000%, 11/25/2029 (B)		504	467
Kapla Holding SAS
3.250%, 12/15/2026 (C)		200	178
SNCF Reseau MTN
4.250%, 10/07/2026		200	232
2.250%, 12/20/2047		300	282
2.000%, 02/05/2048		300	264
1.125%, 05/19/2027		300	306
1.125%, 05/25/2030		200	197
Societe Generale (A)
4.250%, 04/14/2025		$325	319
2.797%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 01/19/2028 (C)		300	268
Societe Nationale SNCF
1.000%, 05/25/2040	EUR	700	546
TotalEnergies MTN
1.625% (C)(E)		270	224
TotalEnergies Capital International MTN
2.500%, 03/25/2026		400	424
Westfield America Management
2.625%, 03/30/2029	GBP	155	156
2.125%, 03/30/2025		210	232
			28,213

Germany — 4.9%
Bundesobligation (B)
0.000%, 04/11/2025	EUR	1,775	1,815
0.000%, 10/09/2026		3,135	3,144
Bundesrepublik Deutschland Bundesanleihe
4.000%, 01/04/2037		234	321
3.250%, 07/04/2042		954	1,276
1.250%, 08/15/2048		1,013	977
0.170%, 08/15/2050		672	451
0.000%, 08/15/2031 (B)		2,225	2,066
0.000%, 05/15/2035 (B)		671	576
0.000%, 05/15/2036 (B)		174	146
Cheplapharm Arzneimittel GmbH
3.500%, 02/11/2027 (A)		191	170
Deutsche Bank MTN
1.000%, 11/19/2025 (C)		400	394

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Deutsche Bundesrepublik Inflation Linked Bond
0.500%, 04/15/2030	EUR	199	$233
Deutsche Telekom MTN
3.125%, 02/06/2034	GBP	328	358
1.750%, 12/09/2049	EUR	100	70
Deutsche Telekom International Finance BV MTN
0.625%, 04/03/2023		5	5
E.ON MTN
0.000%, 12/18/2023 (B)		550	563
HeidelbergCement Finance Luxembourg MTN
1.750%, 04/24/2028		120	111
1.625%, 04/07/2026		400	391
HOCHTIEF MTN
1.750%, 07/03/2025		400	399
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/2037	JPY	241,000	2,293
0.500%, 09/15/2027	EUR	510	504
0.125%, 06/07/2023		1,020	1,063
Kreditanstalt fuer Wiederaufbau MTN
0.875%, 09/15/2026	GBP	2,600	2,963
Landwirtschaftliche Rentenbank MTN
0.625%, 05/18/2027	EUR	225	224
0.000%, 12/13/2028 (B)		1,085	1,013
Mercedes-Benz International Finance BV MTN
0.250%, 11/06/2023		430	442
Merck Financial Services GmbH MTN
0.125%, 07/16/2025		400	395
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (A)		$775	701
Volkswagen Bank GmbH MTN
1.875%, 01/31/2024	EUR	400	415
1.250%, 12/15/2025		416	411
Volkswagen International Finance
3.875% (C)(E)		300	260
Volkswagen Leasing GmbH MTN
1.125%, 04/04/2024		520	534
ZF Europe Finance BV
2.000%, 02/23/2026		200	173
			24,857

Greece — 0.0%
Hellenic Republic Government Bond
1.875%, 01/24/2052 (A)		96	61

Hungary — 0.2%
Hungary Government Bond
3.000%, 06/26/2024	HUF	297,650	710

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.500%, 08/23/2023	HUF	183,970	$454
			1,164

Indonesia — 1.1%
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	7,551,000	550
8.375%, 03/15/2034		32,395,000	2,314
7.500%, 06/15/2035		2,199,000	148
7.375%, 05/15/2048		13,040,000	862
7.000%, 09/15/2030		2,959,000	197
6.500%, 06/15/2025		3,115,000	214
6.500%, 02/15/2031		18,489,000	1,184
5.500%, 04/15/2026		5,153,000	339
			5,808

Ireland — 0.7%
AerCap Ireland Capital DAC
4.500%, 09/15/2023		$205	204
3.300%, 01/30/2032		450	360
1.150%, 10/29/2023		1,000	953
CRH Funding MTN
1.875%, 01/09/2024	EUR	310	323
Ireland Government Bond
1.500%, 05/15/2050		250	208
1.100%, 05/15/2029		670	677
1.000%, 05/15/2026		285	296
0.113%, 10/18/2031		304	266
Smurfit Kappa Acquisitions ULC
2.875%, 01/15/2026		265	273
			3,560

Israel — 0.1%
Israel Government Bond - Fixed
5.500%, 01/31/2042	ILS	675	257
2.000%, 03/31/2027		925	259
1.000%, 03/31/2030		593	151
			667

Italy — 4.1%
Eni
3.375% (C)(E)	EUR	135	111
Eni MTN
0.375%, 06/14/2028		130	118
Intesa Sanpaolo MTN
2.125%, 05/26/2025		330	336
0.750%, 12/04/2024		350	351
Italy Buoni Poliennali Del Tesoro
5.000%, 09/01/2040 (A)		1,644	2,054
3.500%, 03/01/2030 (A)		407	444
3.100%, 03/01/2040 (A)		122	120
3.000%, 08/01/2029		853	900
2.800%, 03/01/2067 (A)		292	244
2.700%, 03/01/2047 (A)		55	49
2.450%, 09/01/2033 (A)		483	463

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.150%, 03/01/2072 (A)	EUR	76	$53
2.000%, 02/01/2028		542	550
1.800%, 03/01/2041 (A)		247	197
1.700%, 09/01/2051 (A)		420	293
1.500%, 04/30/2045 (A)		1,034	744
1.450%, 03/01/2036 (A)		448	368
0.950%, 12/01/2031 (A)		2,794	2,386
0.950%, 06/01/2032		883	743
0.950%, 03/01/2037 (A)		1,549	1,158
0.500%, 07/15/2028		2,352	2,163
0.019%, 04/01/2026		4,802	4,627
0.000%, 04/15/2024 (B)		1,429	1,459
Rimini Bidco
5.250%, 12/14/2026 (A)(C)		200	178
Societa Cattolica Di Assicurazione SPA
4.250%, 12/14/2047 (C)		200	195
UniCredit MTN
4.875%, EUAMDB05 + 4.739%, 02/20/2029 (C)		220	229
1.250%, 06/16/2026 (C)		460	449
			20,982

Japan — 16.1%
Development Bank of Japan
2.300%, 03/19/2026	JPY	180,000	1,426
Development Bank of Japan MTN
0.875%, 10/10/2025	EUR	1,145	1,163
Japan Finance Organization for Municipalities MTN
0.050%, 02/12/2027		440	423
Japan Government Five Year Bond
0.100%, 09/20/2024	JPY	61,150	452
Japan Government Forty Year Bond
0.400%, 03/20/2056		403,300	2,285
Japan Government Forty Year Bond, Ser 6
1.900%, 03/20/2053		38,700	335
Japan Government Ten Year Bond
0.600%, 03/20/2023		415,750	3,076
0.500%, 09/20/2024		1,478,250	11,017
0.400%, 06/20/2025		916,800	6,837
0.100%, 12/20/2026		121,000	895
0.100%, 09/20/2027		697,900	5,150
Japan Government Thirty Year Bond
1.000%, 03/20/2052		28,350	198
0.800%, 09/20/2047		709,500	4,879
0.400%, 12/20/2049		142,950	864
0.300%, 06/20/2046		85,800	531
0.300%, 06/20/2046		74,600	461
Japan Government Thirty Year Bond, Ser 29
2.400%, 09/20/2038		133,650	1,239
Japan Government Thirty Year Bond, Ser 30
2.300%, 03/20/2039		448,100	4,105

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Japan Government Thirty Year Bond, Ser 33
2.000%, 09/20/2040	JPY	370,550	$3,262
Japan Government Thirty Year Bond, Ser 36
2.000%, 03/20/2042		427,900	3,783
Japan Government Thirty Year Bond, Ser 37
1.900%, 09/20/2042		166,850	1,451
Japan Government Thirty Year Bond, Ser 38
1.800%, 03/20/2043		207,550	1,777
Japan Government Twenty Year Bond
1.800%, 09/20/2031		166,700	1,398
1.700%, 06/20/2033		1,324,350	11,121
1.400%, 09/20/2034		503,250	4,113
1.000%, 12/20/2035		50,000	390
0.700%, 03/20/2037		38,450	286
0.500%, 09/20/2036		557,400	4,054
0.200%, 06/20/2036		206,200	1,441
Japan Government Twenty Year Bond, Ser 144
1.500%, 03/20/2033		98,300	809
Japan Treasury Discount Bill
0.000%, 07/25/2022 (D)		280,350	2,064
Mitsubishi UFJ Financial Group
0.339%, 07/19/2024	EUR	250	251
Nissan Motor
2.652%, 03/17/2026		165	161
NTT Finance
1.162%, 04/03/2026 (A)		$345	310
			82,007

Luxembourg — 0.1%
Prologis International Funding II
2.375%, 11/14/2030	EUR	200	188
Vivion Investments Sarl
3.000%, 08/08/2024		200	180
			368

Malaysia — 1.9%
Malaysia Government Bond
4.392%, 04/15/2026	MYR	2,816	651
4.232%, 06/30/2031		1,537	346
4.181%, 07/15/2024		6,636	1,530
3.955%, 09/15/2025		7,319	1,671
3.885%, 08/15/2029		2,890	640
3.828%, 07/05/2034		3,332	700
3.795%, 09/30/2022		4,878	1,111
3.757%, 05/22/2040		1,747	345
3.733%, 06/15/2028		2,316	513
3.502%, 05/31/2027		7,477	1,656
3.478%, 06/14/2024		1,305	297
2.632%, 04/15/2031		1,040	207
			9,667

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Mexico — 2.2%
Mexican Bonos
8.000%, 11/07/2047	MXN	24,285	$1,073
7.750%, 11/23/2034		23,735	1,061
7.750%, 11/13/2042		40,580	1,758
7.500%, 06/03/2027		27,467	1,272
5.750%, 03/05/2026		14,711	648
5.750%, 03/05/2026		1,530	68
Mexican Bonos, Ser M20
10.000%, 12/05/2024		11,942	600
8.500%, 05/31/2029		10,038	483
7.750%, 05/29/2031		39,174	1,786
Mexican Bonos, Ser M30
10.000%, 11/20/2036		41,751	2,228
8.500%, 11/18/2038		5,364	252
Mexico Government International Bond
2.875%, 04/08/2039	EUR	280	210
			11,439

Netherlands — 2.2%
ABN AMRO Bank
3.324%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.900%, 03/13/2037 (A)(C)		$400	320
ASR Nederland
3.375%, 05/02/2049 (C)	EUR	255	234
BNG Bank MTN
0.250%, 02/22/2023		1,260	1,316
0.000%, 01/20/2031 (B)		900	790
Cooperatieve Rabobank UA
4.375% (C)(E)		200	184
Cooperatieve Rabobank UA MTN
5.250%, 09/14/2027	GBP	195	238
4.625%, 05/23/2029		290	340
1.250%, 05/31/2032	EUR	300	285
Heineken MTN
1.000%, 05/04/2026		335	331
ING Groep
3.869%, U.S. SOFR + 1.640%, 03/28/2026 (C)		$505	495
0.250%, 02/01/2030 (C)	EUR	300	251
Nederlandse Waterschapsbank MTN
1.250%, 05/27/2036		281	252
0.625%, 01/18/2027		225	225
0.000%, 11/16/2026 (B)		1,067	1,041
Netherlands Government Bond (A)
4.000%, 01/15/2037		236	312
2.500%, 01/15/2033		874	980
0.500%, 07/15/2026		390	398
0.240%, 01/15/2038		1,479	1,142
0.118%, 01/15/2052		421	253
0.000%, 01/15/2027 (B)		685	678

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
0.000%, 07/15/2031 (B)	EUR	1,014	$918
			10,983

New Zealand — 1.0%
New Zealand Government Bond
5.500%, 04/15/2023	NZD	2,356	1,489
3.000%, 04/20/2029		345	204
2.750%, 04/15/2025		1,896	1,153
2.750%, 04/15/2037		80	43
2.000%, 05/15/2032		2,201	1,159
1.750%, 05/15/2041		124	53
1.500%, 05/15/2031		548	281
New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027		803	504
			4,886

Norway — 1.7%
DNB Boligkreditt MTN
0.375%, 11/20/2024	EUR	795	810
Equinor MTN
6.875%, 03/11/2031	GBP	185	279
Norway Government Bond (A)
3.000%, 03/14/2024	NOK	7,018	713
2.125%, 05/18/2032		6,307	589
2.000%, 05/24/2023		2,680	270
2.000%, 04/26/2028		3,667	351
1.750%, 03/13/2025		1,213	119
1.750%, 02/17/2027		10,007	958
1.750%, 09/06/2029		6,471	600
1.500%, 02/19/2026		14,994	1,440
1.375%, 08/19/2030		9,406	839
1.250%, 09/17/2031		14,924	1,294
Var Energi
5.000%, 05/18/2027 (A)		$415	413
			8,675

Peru — 0.0%
Volcan Cia Minera SAA
4.375%, 02/11/2026 (A)		10	9

Poland — 0.7%
Republic of Poland Government Bond
3.750%, 05/25/2027	PLN	1,980	378
2.750%, 04/25/2028		3,008	534
2.750%, 10/25/2029		4,584	779
2.500%, 07/25/2026		1,354	250
2.500%, 07/25/2027		1,860	331
1.750%, 04/25/2032		1,090	153
1.250%, 10/25/2030		3,666	532
0.250%, 10/25/2026		2,272	378
			3,335

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Portugal — 0.6%
EDP Finance BV MTN
0.375%, 09/16/2026	EUR	440	$420
Portugal Obrigacoes do Tesouro OT (A)
4.100%, 04/15/2037		277	340
2.200%, 10/17/2022		775	815
1.950%, 06/15/2029		492	515
0.700%, 10/15/2027		735	729
			2,819

Romania — 0.2%
Romania Government Bond
4.250%, 06/28/2023	RON	2,655	539
3.650%, 07/28/2025		1,540	281
			820

Singapore — 2.9%
Singapore Government Bond
3.500%, 03/01/2027	SGD	2,994	2,216
3.375%, 09/01/2033		515	382
3.125%, 09/01/2022		190	137
3.000%, 09/01/2024		6,783	4,907
2.875%, 07/01/2029		200	143
2.875%, 09/01/2030		347	248
2.750%, 07/01/2023		1,441	1,039
2.750%, 04/01/2042		301	204
2.750%, 03/01/2046		200	134
2.375%, 06/01/2025		3,785	2,691
2.250%, 08/01/2036		1,467	955
2.125%, 06/01/2026		1,790	1,255
Temasek Financial I MTN
2.375%, 01/23/2023 (A)		$495	494
			14,805

Slovenia — 0.1%
Slovenia Government Bond
1.250%, 03/22/2027	EUR	556	576

South Africa — 0.2%
Anglo American Capital MTN
1.625%, 09/18/2025		415	413
1.625%, 03/11/2026		230	227
Bidvest Group UK PLC
3.625%, 09/23/2026 (A)		$230	201
			841

South Korea — 1.1%
Korea Housing Finance
0.010%, 06/29/2026 (A)	EUR	150	146
Korea Treasury Bond
2.625%, 09/10/2035	KRW	700,180	484
2.000%, 06/10/2031		2,084,740	1,399
1.875%, 06/10/2029		496,110	340
1.500%, 12/10/2026		1,626,980	1,141

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.500%, 12/10/2030	KRW	1,797,120	$1,165
1.250%, 03/10/2026		101,780	72
1.125%, 09/10/2025		1,252,200	891
			5,638

Spain — 3.3%
Banco Bilbao Vizcaya Argentaria
2.250%, 06/12/2024	EUR	200	212
Banco de Sabadell
0.625%, 11/07/2025 (C)		400	392
CaixaBank
1.250%, 01/11/2027		500	507
CaixaBank MTN
1.500%, GUKG1 + 1.320%, 12/03/2026 (C)	GBP	300	328
1.375%, 06/19/2026	EUR	300	288
Grifols Escrow Issuer SA
3.875%, 10/15/2028 (A)		100	86
Iberdrola International BV
1.874% (C)(E)		400	365
Lorca Telecom Bondco
4.000%, 09/18/2027		130	114
Spain Government Bond
6.000%, 01/31/2029		80	105
4.700%, 07/30/2041 (A)		699	930
3.450%, 07/30/2066 (A)		272	295
2.350%, 07/30/2033 (A)		658	677
1.950%, 07/30/2030 (A)		188	194
1.900%, 10/31/2052 (A)		346	272
1.850%, 07/30/2035 (A)		862	819
1.500%, 04/30/2027 (A)		393	407
1.400%, 04/30/2028 (A)		1,014	1,033
1.000%, 07/30/2042 (A)		1,170	872
0.850%, 07/30/2037 (A)		497	394
0.600%, 10/31/2029 (A)		174	164
0.500%, 04/30/2030 (A)		418	387
0.500%, 10/31/2031 (A)		1,239	1,094
0.054%, 01/31/2028		3,295	3,109
0.000%, 05/31/2024 (B)		2,802	2,875
0.000%, 01/31/2026 (B)		770	762
			16,681

Supra-National — 2.1%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	410,000	3,339
European Financial Stability Facility MTN
0.500%, 07/11/2025	EUR	1,420	1,449
European Investment Bank
1.900%, 01/26/2026	JPY	50,000	392
European Investment Bank MTN
1.250%, 05/12/2025	SEK	13,180	1,236
0.875%, 12/15/2023	GBP	2,075	2,467
0.250%, 10/14/2024	EUR	156	160

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
European Stability Mechanism MTN
1.000%, 09/23/2025	EUR	570	$589
International Bank for Reconstruction & Development MTN (B)
0.000%, 01/15/2027		268	260
0.000%, 02/21/2030		33	30
International Finance MTN
2.375%, 07/19/2023	CAD	1,000	769
			10,691

Sweden — 0.9%
Balder Finland MTN
1.375%, 05/24/2030	EUR	380	232
Heimstaden Bostad Treasury BV MTN
1.375%, 03/03/2027		380	326
0.250%, 10/13/2024		135	128
Kommunivest I Sverige AB MTN
1.000%, 10/02/2024	SEK	5,830	547
Samhallsbyggnadsbolaget i Norden MTN
1.125%, 09/04/2026	EUR	140	97
SBB Treasury MTN
1.125%, 11/26/2029		160	99
Skandinaviska Enskilda Banken MTN
0.250%, 06/20/2024		460	471
Stadshypotek
0.500%, 07/11/2025		1,470	1,488
Svenska Handelsbanken
4.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.942% (C)(E)		$200	170
Swedbank
5.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.134% (C)(E)		200	191
Swedbank Hypotek MTN
0.050%, 05/28/2025	EUR	195	195
Sweden Government Bond
0.125%, 05/12/2031 (A)	SEK	5,545	470
			4,414

Switzerland — 0.3%
Credit Suisse Group MTN
1.250%, EUSA1 + 0.750%, 07/17/2025 (C)	EUR	134	133
Government of Switzerland
1.500%, 04/30/2042	CHF	408	443
1.250%, 06/11/2024		739	790
Swiss Re Finance Luxembourg
5.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.582%, 04/02/2049 (A)(C)		$200	189
			1,555

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Thailand — 0.3%
Thailand Government Bond
4.875%, 06/22/2029	THB	16,455	$527
4.675%, 06/29/2044		17,119	542
3.300%, 06/17/2038		3,522	95
2.125%, 12/17/2026		7,336	205
1.875%, 06/17/2049		3,746	67
			1,436

United Arab Emirates — 0.0%
Sweihan PV Power PJSC
3.625%, 01/31/2049 (A)		$300	248

United Kingdom — 6.0%
Allwyn Entertainment Financing UK
4.125%, 02/15/2028 (A)(C)	EUR	100	95
Aptiv
1.500%, 03/10/2025		440	441
Aviva
6.125%, UK Govt Bonds 5 Year Note Generic Bid Yield + 2.850%, 11/14/2036 (C)	GBP	220	274
Barclays MTN
4.000%, 06/26/2029	AUD	500	300
BAT Capital
4.906%, 04/02/2030		$105	97
BAT International Finance MTN
2.250%, 09/09/2052	GBP	100	59
1.250%, 03/13/2027	EUR	333	309
BAT Netherlands Finance BV MTN
3.125%, 04/07/2028		160	158
BG Energy Capital MTN
2.250%, 11/21/2029		400	394
BP Capital Markets (E)
3.625% (C)		281	245
3.250% (C)		612	578
BP Capital Markets MTN
0.831%, 11/08/2027		130	123
Cadent Finance MTN
2.750%, 09/22/2046	GBP	100	86
2.625%, 09/22/2038		100	94
Castle UK Finco
4.829%, 05/15/2028 (A)(C)	EUR	100	88
CCEP Finance Ireland DAC
0.500%, 09/06/2029		335	291
CK Hutchison Europe Finance 21
0.750%, 11/02/2029		375	322
CK Hutchison Finance 16 II
0.875%, 10/03/2024		212	215
CK Hutchison Group Telecom Finance
2.625%, 10/17/2034	GBP	260	237
1.500%, 10/17/2031	EUR	330	274

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
CNH Industrial Finance Europe MTN
2.875%, 05/17/2023	EUR	220	$233
1.750%, 09/12/2025		130	131
CPUK Finance MTN
3.690%, 08/28/2028	GBP	100	117
3.588%, 08/28/2025		215	258
DS Smith MTN
1.375%, 07/26/2024	EUR	430	437
Gatwick Funding MTN
5.250%, 01/23/2024	GBP	250	311
Heathrow Funding MTN
2.750%, 08/09/2049		315	264
HSBC Holdings
6.000%, EUR Swap Annual 5 Yr + 5.338% (C)(E)	EUR	200	207
3.000%, BPSW1 + 1.650%, 07/22/2028 (C)	GBP	167	189
HSBC Holdings MTN
6.000%, 03/29/2040		70	81
Natwest Group
3.622%, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.550%, 08/14/2030 (C)		410	467
NatWest Markets MTN
0.125%, 06/18/2026	EUR	280	261
Northumbrian Water Finance
6.875%, 02/06/2023	GBP	190	236
Pinewood Finance
3.625%, 11/15/2027 (A)		170	168
Santander UK MTN
1.250%, 09/18/2024	EUR	500	520
Santander UK Group Holdings PLC MTN
3.625%, 01/14/2026	GBP	100	118
Sky PLC MTN
2.250%, 11/17/2025	EUR	275	287
Standard Chartered
2.749%, ICE LIBOR USD 3 Month + 1.510% (A)(C)(E)		$500	406
Thames Water Utilities Finance MTN
4.625%, 06/04/2046	GBP	155	187
United Kingdom Gilt
5.000%, 03/07/2025		43	56
4.750%, 12/07/2038		76	119
4.500%, 12/07/2042		356	558
4.250%, 03/07/2036		56	81
4.250%, 09/07/2039		53	79
4.250%, 12/07/2040		1,418	2,126
4.250%, 12/07/2046		476	744
4.250%, 12/07/2049		393	626
3.500%, 01/22/2045		1,001	1,387
3.250%, 01/22/2044		457	609
2.750%, 09/07/2024		868	1,071

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.500%, 07/22/2065	GBP	1,101	$1,367
1.750%, 09/07/2037		213	231
1.500%, 07/22/2047		194	187
1.250%, 10/22/2041		163	157
1.250%, 07/31/2051		621	550
1.000%, 04/22/2024		77	92
0.875%, 10/22/2029		1,668	1,866
0.750%, 07/22/2023		948	1,138
0.625%, 06/07/2025		78	91
0.625%, 07/31/2035		200	191
0.625%, 10/22/2050		904	670
0.500%, 10/22/2061		1,084	680
0.375%, 10/22/2026		2,724	3,093
0.250%, 07/31/2031		536	546
0.125%, 01/31/2024		885	1,044
United Kingdom Gilt - Inflation Linked
1.250%, 11/22/2027		467	660
Vodafone Group MTN
4.200%, 12/13/2027	AUD	780	507
Western Power Distribution West Midlands PLC MTN
3.875%, 10/17/2024	GBP	230	282
Zurich Finance PLC MTN
6.625%, 10/30/2049 (C)		235	285
			30,651

United States — 8.3%
AbbVie
2.625%, 11/15/2028	EUR	610	622
2.300%, 11/21/2022		$800	799
Air Lease
2.100%, 09/01/2028		186	149
1.875%, 08/15/2026		110	95
Air Lease MTN
2.875%, 01/15/2026		40	37
Aircastle
5.250%, 08/11/2025 (A)		261	252
4.250%, 06/15/2026		4	4
4.125%, 05/01/2024		22	21
Ally Financial
4.700%, H15T7Y + 3.481% (C)(E)		116	86
Altria Group
3.125%, 06/15/2031	EUR	310	284
2.200%, 06/15/2027		330	310
American Honda Finance
1.950%, 10/18/2024		159	166
0.300%, 07/07/2028		320	283
American Medical Systems Europe BV
1.375%, 03/08/2028		250	239
American Tower
1.300%, 09/15/2025		$535	484
0.875%, 05/21/2029	EUR	420	357

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
AT&T
4.375%, 09/14/2029	GBP	100	$124
2.875% (C)(E)	EUR	200	182
1.650%, 02/01/2028		$870	753
Aviation Capital Group LLC (A)
5.500%, 12/15/2024		80	79
3.500%, 11/01/2027		8	7
1.950%, 01/30/2026		108	94
1.950%, 09/20/2026		231	196
Axalta Coating Systems LLC
3.375%, 02/15/2029 (A)		210	171
Bank of America MTN
7.000%, 07/31/2028	GBP	200	283
3.559%, ICE LIBOR USD 3 Month + 1.060%, 04/23/2027 (C)		$79	76
3.384%, U.S. SOFR + 1.330%, 04/02/2026 (C)		767	743
2.375%, 06/19/2024	EUR	835	874
Becton Dickinson
1.336%, 08/13/2041		300	197
1.213%, 02/12/2036		129	96
Becton Dickinson Euro Finance Sarl
0.334%, 08/13/2028		280	245
Berkshire Hathaway
0.500%, 01/15/2041		170	103
Berkshire Hathaway Finance
2.625%, 06/19/2059	GBP	144	127
Booking Holdings
2.375%, 09/23/2024	EUR	355	372
0.500%, 03/08/2028		110	101
Boston Scientific
0.625%, 12/01/2027		410	378
Bristol-Myers Squibb
0.537%, 11/13/2023		$950	917
Broadcom
3.187%, 11/15/2036 (A)		185	141
Capital One Financial
1.650%, 06/12/2029	EUR	570	501
CCO Holdings
4.500%, 06/01/2033 (A)		$127	100
CDW
2.670%, 12/01/2026		305	272
Charles Schwab
5.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.971% (C)(E)		395	390
Charter Communications Operating
3.900%, 06/01/2052		225	156
Chubb INA Holdings
1.550%, 03/15/2028	EUR	325	314
0.875%, 06/15/2027		115	110
0.300%, 12/15/2024		190	190

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Citigroup
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.597% (C)(E)		$71	$61
Citigroup MTN
0.750%, 10/26/2023	EUR	115	119
0.500%, 10/08/2027 (C)		505	473
Comcast
0.250%, 05/20/2027		190	177
0.000%, 09/14/2026 (B)		550	520
Continental Resources
2.875%, 04/01/2032 (A)		$170	133
Corebridge Financial
3.500%, 04/04/2025 (A)		330	321
Delta Airlines
4.500%, 10/20/2025 (A)		480	466
DH Europe Finance II
1.800%, 09/18/2049	EUR	105	72
Digital Dutch Finco BV
0.625%, 07/15/2025		136	131
Digital Intrepid Holding BV
0.625%, 07/15/2031		410	302
Discovery Communications
5.300%, 05/15/2049		$18	15
5.200%, 09/20/2047		36	31
4.650%, 05/15/2050		14	11
3.900%, 11/15/2024		665	654
Eli Lilly
1.375%, 09/14/2061	EUR	195	113
Emerson Electric
0.375%, 05/22/2024		350	355
Entegris Escrow
4.750%, 04/15/2029 (A)		$290	270
Essential Properties
2.950%, 07/15/2031		215	169
Exxon Mobil
0.835%, 06/26/2032	EUR	600	500
Fidelity National Information Services
0.625%, 12/03/2025		185	180
0.125%, 12/03/2022		500	522
Ford Credit Canada
3.349%, 09/19/2022	CAD	730	565
Ford Motor Credit
2.979%, 08/03/2022		$200	200
GE Capital UK Funding Unlimited MTN
5.875%, 01/18/2033	GBP	160	215
General Motors Financial MTN
1.694%, 03/26/2025	EUR	277	278
Gilead Sciences
0.750%, 09/29/2023		$545	527
Global Payments
2.900%, 11/15/2031		455	372

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
GLP Capital
3.250%, 01/15/2032		$189	$152
Goldman Sachs Group
0.627%, U.S. SOFR + 0.538%, 11/17/2023 (C)		715	706
Goldman Sachs Group MTN
2.125%, 09/30/2024	EUR	885	917
0.250%, 01/26/2028		292	255
GSK Consumer Healthcare Capital US
3.024%, 03/24/2024 (A)		$265	261
International Business Machines
0.300%, 02/11/2028	EUR	240	220
Johnson Controls International PLC
1.375%, 02/25/2025		395	396
JPMorgan Chase
7.900%, ICE LIBOR USD 3 Month + 3.470% (C)(E)		$91	86
5.597%, ICE LIBOR USD 3 Month + 3.320% (C)(E)		46	43
2.947%, U.S. SOFR + 1.170%, 02/24/2028 (C)		295	273
JPMorgan Chase MTN
1.090%, Euribor 3 Month + 0.760%, 03/11/2027 (C)	EUR	660	644
Kraft Heinz Foods
2.250%, 05/25/2028		175	172
Kyndryl Holdings
2.050%, 10/15/2026 (A)		$455	383
Las Vegas Sands
3.900%, 08/08/2029		275	225
Liberty Mutual Group
3.625%, 05/23/2059 (C)	EUR	300	282
Magallanes (A)
5.050%, 03/15/2042		$220	187
4.054%, 03/15/2029		92	84
3.755%, 03/15/2027		137	129
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (A)		998	975
McKesson
3.125%, 02/17/2029	GBP	315	361
Medtronic Global Holdings SCA
1.375%, 10/15/2040	EUR	110	81
1.125%, 03/07/2027		400	393
0.250%, 07/02/2025		115	114
Metropolitan Life Global Funding I MTN
1.950%, 01/13/2023 (A)		$1,000	994
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (A)		350	344
Mondelez International
0.250%, 03/17/2028	EUR	470	423

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Mondelez International Holdings Netherlands BV
0.625%, 09/09/2032 (A)	EUR	450	$346
Morgan Stanley
0.406%, 10/29/2027 (C)		370	344
Morgan Stanley MTN
0.529%, U.S. SOFR + 0.455%, 01/25/2024 (C)		$1,000	980
National Grid North America MTN
1.000%, 07/12/2024	EUR	300	305
Office Properties Income Trust
4.500%, 02/01/2025		$270	259
ONEOK
6.350%, 01/15/2031		89	93
Oracle
3.650%, 03/25/2041		160	119
Philip Morris International
1.450%, 08/01/2039	EUR	115	68
0.625%, 11/08/2024		285	284
Philip Morris International MTN
2.875%, 03/03/2026		170	173
PPG Industries
1.875%, 06/01/2025		395	405
Principal Life Global Funding II
1.250%, 06/23/2025 (A)		$315	289
Prologis Euro Finance
0.375%, 02/06/2028	EUR	286	255
Prudential Financial
5.875%, ICE LIBOR USD 3 Month + 4.175%, 09/15/2042 (C)		$199	195
Public Storage
0.500%, 09/09/2030	EUR	260	212
Realty Income
1.125%, 07/13/2027	GBP	385	409
S&P Global (A)
4.750%, 08/01/2028		$17	17
4.250%, 05/01/2029		72	71
Sabra Health Care LP
3.900%, 10/15/2029		241	213
Schlumberger Finance France SAS
1.000%, 02/18/2026	EUR	305	304
Southern
1.875%, 09/15/2081 (C)		200	142
Starbucks
1.651%, SOFRINDX + 0.420%, 02/14/2024 (C)		$330	328
Thermo Fisher Scientific Finance I BV
0.800%, 10/18/2030	EUR	260	230
0.000%, 11/18/2025 (B)		206	200
Time Warner Cable
5.750%, 06/02/2031	GBP	295	369

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
T-Mobile USA
3.375%, 04/15/2029 (A)		$52	$46
2.875%, 02/15/2031		77	64
2.625%, 02/15/2029		87	73
Toyota Motor Credit MTN
0.625%, 11/21/2024	EUR	465	470
TWDC Enterprises 18
2.758%, 10/07/2024	CAD	800	602
Tyco Electronics Group
0.000%, 02/16/2029 (B)	EUR	308	266
UnitedHealth Group
1.250%, 01/15/2026		$175	161
US Bancorp MTN
0.850%, 06/07/2024	EUR	226	229
Verizon Communications
4.016%, 12/03/2029		$391	379
2.100%, 03/22/2028		445	395
1.125%, 11/03/2028	GBP	240	248
Verizon Communications MTN
4.050%, 02/17/2025	AUD	680	461
VF
0.250%, 02/25/2028	EUR	395	351
Visa
2.000%, 06/15/2029		362	365
Vistra
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740% (A)(C)(E)		$68	62
Vornado Realty
3.400%, 06/01/2031		334	280
Wells Fargo
3.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453% (C)(E)		132	114
Wells Fargo MTN
2.125%, 12/20/2023	GBP	345	409
0.500%, 04/26/2024	EUR	500	506
Welltower
4.500%, 12/01/2034	GBP	140	164
Western Digital
3.100%, 02/01/2032		$150	115
2.850%, 02/01/2029		32	26
Western Union
2.750%, 03/15/2031		355	291
WPC Eurobond BV
1.350%, 04/15/2028	EUR	530	463
			42,482

Total Global Bonds
(Cost $544,611) ($ Thousands)			463,979

Description	Face Amount (Thousands)		Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 3.5%
U.S. Treasury Bills
1.404%, 09/01/2022 (F)		$12,769	$12,735
0.924%, 08/11/2022 (F)		4,050	4,044
U.S. Treasury Inflation Indexed Bonds
0.125%, 10/15/2026		756	750
U.S. Treasury Notes
0.500%, 03/31/2025		94	88
0.375%, 01/31/2026		20	18

Total U.S. Treasury Obligations
(Cost $17,708) ($ Thousands)			17,635

COMMERCIAL PAPER — 0.9%
NRW BK
1.403%, 07/11/2022 (F)		2,500	2,499
PSP CAP Inc
1.799%, 08/17/2022 (F)		2,000	1,995
Total Commercial Paper
(Cost $4,494) ($ Thousands)			4,494

ASSET-BACKED SECURITIES — 0.2%
Other Asset-Backed Securities — 0.2%

Elmwood CLO XII, Ser 2021-5A, Cl D
5.760%, ICE LIBOR USD 3 Month + 3.050%, 01/20/2035 (A)(C)		750	683
Neuberger Berman Loan Advisers Euro CLO 3 DAC, Ser 2022-3A, Cl D
3.200%, 10/25/2034 (A)(C)	EUR	663	606
			1,289

Total Asset-Backed Securities
(Cost $1,507) ($ Thousands)			1,289

MORTGAGE-BACKED SECURITIES — 0.0%
Agency Mortgage-Backed Obligation — 0.0%
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
7.259%, ICE LIBOR USD 1 Month + 5.000%, 11/25/2024(C)		$27	27

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
5.974%, ICE LIBOR USD 1 Month + 4.350%, 05/25/2029(C)	$71	$73

		100
Non-Agency Mortgage-Backed Obligation — 0.0%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
0.000%, 09/25/2034(B)(C)	6	6
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
2.755%, 12/25/2034(C)	20	19
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(A)	48	47

		72
Total Mortgage-Backed Securities
(Cost $172) ($ Thousands)		172

Total Investments in Securities — 95.7%
(Cost $568,492) ($ Thousands)		$487,569

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Fixed Income Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Australian 10-Year Bond	84	Sep-2022	$6,889	$6,868	$7
Australian 3-Year Bond	12	Sep-2022	890	887	1
Euro-Bob	76	Sep-2022	10,096	9,867	(10)
Euro-BTP	4	Sep-2022	531	515	(6)
Euro-Bund	63	Sep-2022	10,124	9,799	(75)
Euro-Buxl	11	Sep-2022	1,991	1,881	(61)
Euro-OAT	35	Sep-2022	5,264	5,069	(96)
Euro-Schatz	22	Sep-2022	2,573	2,511	4
Japanese 10-Year Bond	17	Sep-2022	18,955	18,596	(76)
Long Gilt 10-Year Bond	12	Oct-2022	1,643	1,661	32
U.S. 2-Year Treasury Note	12	Oct-2022	2,527	2,520	(7)
U.S. 10-Year Treasury Note	7	Sep-2022	827	829	2
U.S. 10-Year Treasury Note	22	Sep-2022	2,640	2,608	(32)
U.S. Long Treasury Bond	23	Sep-2022	3,240	3,188	(52)
U.S. Ultra Long Treasury Bond	16	Sep-2022	2,393	2,469	76
			70,583	69,268	(293)
Short Contracts
Australian 3-Year Bond	(17)	Sep-2022	$(1,260)	$(1,256)	$(1)
Canadian 5-Year Bond	(18)	Sep-2022	(1,605)	(1,575)	26
Canadian 10-Year Bond	(24)	Sep-2022	(2,351)	(2,307)	37
Euro FX	(240)	Sep-2022	(32,387)	(31,614)	773
Euro-Bob	(22)	Sep-2022	(2,931)	(2,856)	17
Euro-Bund	(4)	Sep-2022	(646)	(622)	11
Euro-Buxl	(4)	Sep-2022	(658)	(684)	(28)
Euro-OAT	(11)	Sep-2022	(1,617)	(1,593)	(6)
Euro-Schatz	(109)	Sep-2022	(12,760)	(12,438)	12
Japanese 10-Year Bond	(4)	Sep-2022	(4,550)	(4,376)	23
Japanese 10-Year Government Bond E-MINI	(27)	Sep-2022	(3,040)	(2,954)	11
Japanese 10-Year Government Bond E-MINI	(22)	Sep-2022	(2,440)	(2,407)	(4)
Long Gilt 10-Year Bond	(27)	Oct-2022	(4,005)	(3,737)	146
U.S. 2-Year Treasury Note	(94)	Oct-2022	(19,783)	(19,742)	41
U.S. 5-Year Treasury Note	(15)	Oct-2022	(1,682)	(1,684)	(2)
U.S. 5-Year Treasury Note	(86)	Oct-2022	(9,665)	(9,653)	12
U.S. Ultra Long Treasury Bond	(8)	Sep-2022	(1,273)	(1,235)	38
Ultra 10-Year U.S. Treasury Note	(77)	Sep-2022	(9,911)	(9,808)	103
			(112,564)	(110,541)	1,209
			$(41,981)	$(41,273)	$916

A list of the forward foreign currency contracts held by the Fund at June 30, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
ANZ	07/21/22	AUD	4,904	USD	3,411	$39
ANZ	07/28/22	EUR	648	USD	698	19
Bank of America	07/07/22	USD	154	MXN	3,190	4
Bank of America	07/07/22	GBP	210	USD	258	3
Bank of America	07/07/22	USD	257	AUD	370	(2)
Bank of America	07/07/22	USD	260	NOK	2,590	2
Bank of America	07/07/22	USD	387	ZAR	6,180	(10)
Bank of America	07/07/22	EUR	493	USD	529	14
Bank of America	07/07/22	AUD	1,219	USD	876	38
Bank of America	07/07/22	USD	822	JPY	111,756	1

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	07/07/22	USD	525	JPY	69,100	$(16)
Barclays PLC	07/07/22	USD	17	SEK	170	(1)
Barclays PLC	07/07/22	EUR	19	USD	20	—
Barclays PLC	07/07/22	SGD	180	USD	130	—
Barclays PLC	07/07/22	GBP	209	USD	262	8
Barclays PLC	07/07/22	USD	241	NOK	2,290	(9)
Barclays PLC	07/07/22	CHF	260	USD	261	(11)
Barclays PLC	07/07/22	USD	277	GBP	230	3
Barclays PLC	07/07/22	USD	17	GBP	14	—
Barclays PLC	07/07/22	USD	530	EUR	495	(13)
Barclays PLC	07/07/22	AUD	745	USD	520	8
Barclays PLC	07/07/22	USD	851	ILS	2,941	(11)
Barclays PLC	07/07/22	USD	2,624	ZAR	41,650	(82)
Barclays PLC	07/07/22	USD	3,471	JPY	439,100	(239)
Barclays PLC	07/07/22	SEK	5,408	USD	548	20
Barclays PLC	07/07/22 - 08/05/22	ILS	5,882	USD	1,732	51
Barclays PLC	07/07/22	NOK	13,479	USD	1,419	54
Barclays PLC	07/07/22	JPY	8,033,070	USD	63,509	4,367
Barclays PLC	07/15/22	COP	3,575,966	USD	935	77
BMO Capital	07/07/22	USD	450	CAD	575	(4)
BMO Capital	07/07/22	NZD	4,121	USD	2,669	106
BMO Capital	07/07/22 - 08/05/22	CAD	13,851	USD	10,943	206
BNP Paribas	07/07/22	CAD	330	USD	257	1
BNP Paribas	07/07/22	SGD	360	USD	261	2
BNP Paribas	07/07/22	AUD	380	USD	269	8
BNP Paribas	07/07/22	USD	254	JPY	34,500	—
BNP Paribas	07/07/22	USD	259	JPY	34,700	(3)
BNP Paribas	07/07/22	USD	522	EUR	489	(10)
BNP Paribas	07/07/22	USD	734	PLN	3,274	(6)
BNP Paribas	07/07/22 - 08/26/22	USD	1,769	NZD	2,773	(46)
BNP Paribas	07/07/22 - 07/08/22	USD	2,116	SGD	2,895	(36)
BNP Paribas	07/07/22	NZD	2,440	USD	1,559	42
BNP Paribas	07/07/22 - 07/21/22	USD	2,561	AUD	3,621	(70)
BNP Paribas	07/07/22	MYR	9,582	USD	2,177	2
BNP Paribas	07/07/22	EUR	748	USD	788	6
BNP Paribas	08/31/22 - 09/15/22	EUR	20,044	USD	21,038	(14)
BNP Paribas	07/07/22	CZK	27,819	USD	1,199	23
BNP Paribas	07/15/22	USD	878	COP	3,553,697	(25)
BNP Paribas	07/20/22	USD	1,936	MXN	38,997	(9)
BNP Paribas	07/20/22	MXN	37,400	USD	1,883	34
BNP Paribas	07/20/22	MXN	19,640	USD	971	—
BNP Paribas	07/28/22	USD	489	IDR	7,112,488	(13)
BNP Paribas	08/05/22	PLN	3,274	USD	731	6
Brown Brothers Harriman	07/08/22	USD	947	SGD	1,303	(11)
Brown Brothers Harriman	07/13/22	IDR	4,549,412	USD	309	4
Brown Brothers Harriman	07/15/22	JPY	28,188	USD	221	14
Brown Brothers Harriman	07/21/22	USD	319	AUD	446	(12)
Brown Brothers Harriman	07/21/22	USD	479	CNY	3,215	1
Brown Brothers Harriman	07/21/22	AUD	606	USD	432	16

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	07/21/22	USD	464	CAD	600	$1
Brown Brothers Harriman	07/21/22	USD	582	CAD	738	(9)
Brown Brothers Harriman	07/21/22	CNY	2,569	USD	384	—
Brown Brothers Harriman	07/28/22	USD	1,597	EUR	1,528	2
Brown Brothers Harriman	07/28/22	USD	427	EUR	405	(3)
Brown Brothers Harriman	07/28/22 - 10/14/22	EUR	22,159	USD	23,673	394
Brown Brothers Harriman	08/25/22	USD	571	GBP	466	(5)
Citigroup	07/05/22	USD	2,327	BRL	11,250	(177)
Citigroup	07/05/22	BRL	5,104	USD	1,038	63
Citigroup	07/07/22	USD	19	NOK	180	(1)
Citigroup	07/07/22	USD	20	JPY	2,600	—
Citigroup	07/07/22	CAD	25	USD	19	—
Citigroup	07/07/22	USD	197	CAD	250	(3)
Citigroup	07/07/22	USD	235	EUR	222	(3)
Citigroup	07/07/22	GBP	230	USD	284	5
Citigroup	07/07/22	GBP	16	USD	19	—
Citigroup	07/07/22	USD	249	AUD	361	(1)
Citigroup	07/07/22	USD	276	GBP	226	(2)
Citigroup	07/07/22	USD	411	SGD	565	(5)
Citigroup	07/07/22	USD	131	CNY	879	—
Citigroup	07/13/22	USD	280	CNY	1,855	(4)
Citigroup	07/07/22	USD	513	NZD	820	(3)
Citigroup	07/07/22	USD	521	SEK	5,200	(13)
Citigroup	07/07/22	USD	577	RON	2,713	(4)
Citigroup	07/07/22	CHF	760	USD	789	(5)
Citigroup	07/07/22 - 07/28/22	EUR	808	USD	868	22
Citigroup	07/07/22	NZD	1,266	USD	799	11
Citigroup	07/07/22	CNY	1,329	USD	199	—
Citigroup	07/07/22	AUD	1,485	USD	1,059	37
Citigroup	07/07/22	USD	21	CHF	20	—
Citigroup	07/07/22 - 07/13/22	USD	1,534	CHF	1,450	(18)
Citigroup	07/07/22	NOK	2,550	USD	257	(1)
Citigroup	07/07/22	SGD	3,214	USD	2,339	30
Citigroup	07/07/22	SEK	5,210	USD	531	23
Citigroup	07/07/22 - 08/05/22	RON	5,426	USD	1,157	12
Citigroup	07/07/22	USD	126	MXN	2,600	3
Citigroup	07/07/22 - 08/05/22	USD	5,772	MXN	116,669	(9)
Citigroup	07/07/22 - 08/05/22	MXN	110,366	USD	5,475	19
Citigroup	07/07/22	MXN	3,130	USD	154	(1)
Citigroup	07/07/22	JPY	136,200	USD	1,069	67
Citigroup	07/15/22	USD	885	CLP	769,486	(66)
Citigroup	07/27/22	TWD	9,769	USD	336	7
Citigroup	07/27/22	KRW	2,442,818	USD	1,922	39
Citigroup	07/28/22	IDR	14,116,352	USD	958	13
Citigroup	08/18/22	USD	933	ZAR	14,966	(24)
Credit Suisse First Boston	07/07/22	USD	130	CNY	871	1
Credit Suisse First Boston	09/22/22	NOK	8,895	USD	892	(11)
Daiwa Securities America, Inc	07/15/22	USD	853	JPY	115,790	—
Deutsche Bank	07/28/22	EUR	10,636	USD	11,422	285

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	07/07/22	USD	187	TRY	3,355	$14
Goldman Sachs	07/07/22	USD	255	NZD	405	(3)
Goldman Sachs	07/07/22	USD	269	JPY	34,300	(17)
Goldman Sachs	07/07/22	NZD	410	USD	268	13
Goldman Sachs	07/07/22	USD	531	GBP	421	(19)
Goldman Sachs	07/07/22	EUR	716	USD	755	6
Goldman Sachs	07/07/22	USD	936	INR	73,223	(9)
Goldman Sachs	07/07/22 - 07/21/22	USD	1,189	AUD	1,675	(38)
Goldman Sachs	07/28/22	USD	539	EUR	518	3
Goldman Sachs	07/07/22	USD	789	EUR	735	(20)
Goldman Sachs	07/07/22	CNY	1,962	USD	293	—
Goldman Sachs	07/07/22	JPY	45,700	USD	337	—
Goldman Sachs	07/08/22	SGD	1,303	USD	944	8
Goldman Sachs	07/27/22	USD	974	TWD	28,909	(1)
Goldman Sachs	07/27/22	USD	975	KRW	1,220,911	(34)
Goldman Sachs	07/27/22	TWD	28,141	USD	950	3
Goldman Sachs	07/27/22	KRW	1,210,283	USD	937	4
Goldman Sachs	08/02/22	USD	1,165	BRL	6,183	6
Goldman Sachs	08/25/22	GBP	13,890	USD	17,411	529
HSBC	07/05/22	USD	908	BRL	4,676	(14)
HSBC	07/07/22	USD	193	GBP	158	(1)
HSBC	07/07/22	USD	452	JPY	60,000	(11)
HSBC	07/07/22	MYR	748	USD	171	1
HSBC	07/07/22	JPY	69,500	USD	524	13
HSBC	07/07/22	INR	73,894	USD	945	9
HSBC	07/08/22	USD	968	SGD	1,325	(16)
HSBC	07/15/22	USD	958	CLP	805,474	(101)
HSBC	07/15/22	JPY	129,904	USD	1,007	50
HSBC	07/15/22	CLP	780,629	USD	934	103
HSBC	07/21/22	USD	1,024	CNH	6,894	4
HSBC	07/27/22	USD	954	TWD	27,826	(17)
HSBC	07/27/22	USD	989	KRW	1,220,468	(48)
HSBC	07/27/22	TWD	18,962	USD	652	13
HSBC	07/28/22	IDR	28,832,686	USD	1,958	28
HSBC	08/26/22	NZD	2,935	USD	1,895	72
JPMorgan Chase Bank	07/05/22	USD	2,788	PLN	12,452	(19)
JPMorgan Chase Bank	07/05/22 - 10/03/22	PLN	24,904	USD	5,583	78
JPMorgan Chase Bank	07/07/22	GBP	16	USD	20	—
JPMorgan Chase Bank	07/07/22	USD	253	NOK	2,520	2
JPMorgan Chase Bank	07/07/22	USD	332	RON	1,562	(2)
JPMorgan Chase Bank	07/07/22	USD	352	GBP	282	(10)
JPMorgan Chase Bank	07/07/22	CHF	500	USD	523	1
JPMorgan Chase Bank	07/07/22	CHF	20	USD	21	—
JPMorgan Chase Bank	07/07/22	EUR	576	USD	617	15
JPMorgan Chase Bank	07/07/22	USD	729	THB	25,670	(2)
JPMorgan Chase Bank	07/07/22	NZD	815	USD	513	7
JPMorgan Chase Bank	07/07/22 - 08/05/22	USD	816	SEK	8,208	(15)
JPMorgan Chase Bank	07/07/22	AUD	1,145	USD	817	29
JPMorgan Chase Bank	07/07/22	USD	1,322	CHF	1,290	26

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	07/07/22	CAD	1,320	USD	1,042	$19
JPMorgan Chase Bank	07/07/22	CAD	335	USD	259	(1)
JPMorgan Chase Bank	07/07/22	MXN	2,060	USD	105	3
JPMorgan Chase Bank	07/07/22	USD	2,082	NZD	3,245	(65)
JPMorgan Chase Bank	07/07/22	USD	2,102	AUD	2,955	(70)
JPMorgan Chase Bank	07/07/22	USD	2,311	EUR	2,161	(51)
JPMorgan Chase Bank	07/07/22	USD	518	CAD	670	1
JPMorgan Chase Bank	07/07/22	USD	1,815	CAD	2,315	(20)
JPMorgan Chase Bank	07/07/22	USD	508	JPY	69,100	1
JPMorgan Chase Bank	07/07/22	USD	1,910	JPY	256,773	(20)
JPMorgan Chase Bank	07/07/22 - 04/13/23	CNY	2,523	USD	375	(3)
JPMorgan Chase Bank	07/07/22	NOK	2,550	USD	260	2
JPMorgan Chase Bank	07/07/22 - 08/05/22	RON	3,124	USD	667	8
JPMorgan Chase Bank	07/07/22	PLN	3,966	USD	882	—
JPMorgan Chase Bank	07/07/22 - 08/05/22	SEK	5,568	USD	548	4
JPMorgan Chase Bank	07/07/22	DKK	5,649	USD	812	18
JPMorgan Chase Bank	07/07/22	TRY	6,240	USD	367	(6)
JPMorgan Chase Bank	07/07/22	JPY	228,300	USD	1,718	37
JPMorgan Chase Bank	07/08/22	USD	1,070	SGD	1,481	(5)
JPMorgan Chase Bank	07/08/22	SGD	4,210	USD	3,021	(5)
JPMorgan Chase Bank	07/13/22	USD	298	CNY	1,991	—
JPMorgan Chase Bank	07/13/22	USD	309	IDR	4,549,412	(4)
JPMorgan Chase Bank	07/13/22	USD	320	COP	1,211,342	(29)
JPMorgan Chase Bank	07/13/22	USD	3,012	EUR	2,856	(25)
JPMorgan Chase Bank	07/13/22	EUR	25,091	USD	27,015	770
JPMorgan Chase Bank	07/13/22	COP	1,893,028	USD	477	23
JPMorgan Chase Bank	07/13/22 - 08/01/22	IDR	78,819,826	USD	5,377	97
JPMorgan Chase Bank	07/15/22	USD	963	JPY	125,004	(42)
JPMorgan Chase Bank	07/15/22	CLP	798,073	USD	970	120
JPMorgan Chase Bank	07/20/22	USD	967	MXN	19,512	(3)
JPMorgan Chase Bank	07/21/22 - 09/12/22	USD	1,153	CAD	1,464	(19)
JPMorgan Chase Bank	07/21/22	AUD	1,219	USD	870	31
JPMorgan Chase Bank	07/25/22	USD	93	JPY	12,585	—
JPMorgan Chase Bank	07/25/22	JPY	2,923,370	USD	22,041	493
JPMorgan Chase Bank	07/25/22	JPY	15,306	USD	113	—
JPMorgan Chase Bank	07/26/22	PEN	3,888	USD	1,041	18
JPMorgan Chase Bank	07/27/22	USD	968	KRW	1,222,631	(25)
JPMorgan Chase Bank	07/28/22	USD	1,923	IDR	27,987,936	(50)
JPMorgan Chase Bank	08/05/22	THB	25,670	USD	729	2
JPMorgan Chase Bank	08/18/22	ZAR	14,888	USD	911	6
JPMorgan Chase Bank	08/22/22	USD	36	ILS	124	(1)
JPMorgan Chase Bank	08/22/22	ILS	8,705	USD	2,528	33
JPMorgan Chase Bank	08/22/22 - 09/06/22	THB	203,675	USD	5,924	146
JPMorgan Chase Bank	08/22/22	CLP	1,003,683	USD	1,130	70
JPMorgan Chase Bank	09/06/22	USD	82	THB	2,906	—
JPMorgan Chase Bank	09/09/22	CNY	22,375	USD	3,366	25
JPMorgan Chase Bank	09/06/22	CNY	28,467	USD	4,215	(36)
JPMorgan Chase Bank	09/12/22	GBP	63	USD	77	1
JPMorgan Chase Bank	09/12/22	USD	97	AUD	140	(1)

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	09/12/22	USD	117	CHF	112	$1
JPMorgan Chase Bank	09/12/22	USD	127	NZD	202	(1)
JPMorgan Chase Bank	09/12/22	SEK	915	USD	91	1
JPMorgan Chase Bank	09/12/22	USD	2,258	GBP	1,796	(75)
JPMorgan Chase Bank	09/12/22	USD	6,618	SEK	64,156	(336)
JPMorgan Chase Bank	09/12/22	CHF	7,839	USD	8,220	(12)
JPMorgan Chase Bank	09/12/22	CAD	7,914	USD	6,297	160
JPMorgan Chase Bank	09/12/22	AUD	9,942	USD	7,193	354
JPMorgan Chase Bank	09/12/22	NOK	13,011	USD	1,384	65
JPMorgan Chase Bank	09/12/22	NOK	691	USD	70	—
JPMorgan Chase Bank	09/12/22	SGD	15,437	USD	11,243	144
JPMorgan Chase Bank	09/12/22	NZD	19,180	USD	12,530	620
JPMorgan Chase Bank	09/13/22	KRW	1,109,162	USD	882	25
JPMorgan Chase Bank	09/13/22	KRW	85,618	USD	66	—
JPMorgan Chase Bank	09/19/22	MXN	190,158	USD	9,379	89
JPMorgan Chase Bank	09/30/22	EUR	9,840	USD	10,417	65
JPMorgan Chase Bank	01/13/23	USD	286	CNY	1,855	(8)
Merrill Lynch	07/05/22	USD	925	BRL	4,774	(12)
Merrill Lynch	07/05/22	BRL	4,745	USD	926	19
Merrill Lynch	07/08/22	USD	917	SGD	1,271	(3)
Merrill Lynch	07/20/22	MXN	19,820	USD	953	(26)
Merrill Lynch	07/21/22	AUD	1,412	USD	971	1
Merrill Lynch	07/28/22	USD	969	EUR	901	(25)
Merrill Lynch	09/22/22	USD	877	NOK	8,763	12
Merrill Lynch	09/22/22	USD	1,877	SEK	19,073	(8)
Morgan Stanley	07/07/22	USD	28	CHF	27	—
Morgan Stanley	07/07/22	USD	130	SGD	180	(1)
Morgan Stanley	07/07/22	USD	252	NOK	2,520	3
Morgan Stanley	07/07/22	USD	800	DKK	5,649	(6)
Morgan Stanley	07/07/22	USD	945	PLN	4,195	(12)
Morgan Stanley	07/07/22	USD	999	INR	76,486	(31)
Morgan Stanley	07/07/22	USD	1,182	CZK	27,819	(7)
Morgan Stanley	07/07/22	USD	1,317	HUF	493,834	(16)
Morgan Stanley	07/07/22	EUR	496	USD	534	15
Morgan Stanley	07/07/22 - 07/28/22	EUR	1,726	USD	1,802	(5)
Morgan Stanley	07/07/22	USD	2,625	NZD	4,219	(2)
Morgan Stanley	07/07/22	SEK	2,640	USD	259	2
Morgan Stanley	07/07/22	ZAR	3,020	USD	198	13
Morgan Stanley	07/07/22 - 07/13/22	CHF	3,452	USD	3,572	(35)
Morgan Stanley	07/07/22	USD	258	AUD	375	—
Morgan Stanley	07/07/22 - 08/05/22	USD	3,790	AUD	5,503	(6)
Morgan Stanley	07/07/22	HKD	4,225	USD	539	—
Morgan Stanley	07/07/22	PLN	11,860	USD	2,671	34
Morgan Stanley	07/07/22 - 08/05/22	AUD	17,566	USD	12,449	370
Morgan Stanley	07/07/22	JPY	69,700	USD	523	10
Morgan Stanley	07/13/22 - 01/13/23	CNY	3,710	USD	580	26
Morgan Stanley	07/07/22	CNY	157,338	USD	23,265	(237)
Morgan Stanley	07/07/22 - 08/05/22	HUF	987,668	USD	2,640	45
Morgan Stanley	07/21/22	CAD	1,179	USD	917	3

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	07/21/22	CNH	114,763	USD	16,786	$(330)
Morgan Stanley	07/28/22	USD	699	EUR	671	4
Morgan Stanley	07/28/22	USD	561	EUR	533	(3)
Morgan Stanley	08/05/22	NZD	3,804	USD	2,365	2
Morgan Stanley	08/05/22	DKK	5,649	USD	802	6
Morgan Stanley	08/05/22	CZK	27,819	USD	1,177	7
Morgan Stanley	04/13/23	USD	290	CNY	1,855	(12)
National Bank of Australia	07/07/22	USD	307	CAD	395	(1)
RBC	07/07/22	AUD	125	USD	87	1
RBC	07/07/22	USD	255	CAD	330	1
RBC	07/07/22	USD	1,237	GBP	983	(43)
RBC	07/07/22	USD	2,963	MXN	58,835	(49)
RBC	07/07/22	MXN	44,171	USD	2,225	37
RBS	07/21/22	CAD	1,197	USD	930	2
RBS	08/26/22	NZD	1,424	USD	895	10
Standard Chartered	07/05/22	BRL	4,670	USD	951	58
Standard Chartered	07/07/22	MYR	117	USD	27	—
Standard Chartered	07/07/22	THB	51,340	USD	1,494	42
Standard Chartered	07/07/22	INR	75,818	USD	986	26
Standard Chartered	07/27/22	USD	907	KRW	1,177,255	1
Standard Chartered	07/28/22	USD	1,496	IDR	21,551,006	(53)
State Street	07/07/22	CHF	20	USD	20	(1)
State Street	07/07/22	GBP	101	USD	126	3
State Street	07/07/22	USD	256	AUD	370	(2)
State Street	07/07/22	USD	261	JPY	35,000	(4)
State Street	07/07/22	USD	19	GBP	16	—
State Street	07/07/22	USD	257	GBP	209	(3)
State Street	07/07/22	USD	517	NZD	830	(1)
State Street	07/07/22	USD	651	MXN	12,920	(11)
State Street	07/07/22	AUD	740	USD	517	8
State Street	07/07/22	CAD	1,020	USD	805	15
State Street	07/07/22	NZD	1,630	USD	1,031	18
State Street	07/07/22	JPY	34,800	USD	264	7
State Street	07/07/22	JPY	34,800	USD	255	(1)
TD Securities	07/07/22 - 08/05/22	USD	9,838	CAD	12,646	(34)
TD Securities	07/07/22 - 08/05/22	CAD	12,617	USD	9,804	22
TD Securities	07/07/22	GBP	18,309	USD	23,021	785
UBS	07/07/22	NZD	82	USD	54	3
UBS	07/07/22	USD	257	GBP	210	(2)
UBS	07/07/22	SGD	355	USD	259	4
UBS	07/07/22	USD	523	CHF	510	10
UBS	07/07/22	CHF	765	USD	787	(12)
UBS	07/07/22	USD	812	EUR	754	(24)
UBS	07/07/22	USD	254	NOK	2,520	1
UBS	07/07/22 - 08/05/22	USD	1,637	NOK	16,029	(14)
UBS	07/07/22 - 08/05/22	NOK	20,999	USD	2,152	25
UBS	07/07/22	EUR	46,695	USD	50,052	1,226
UBS	07/07/22 - 08/05/22	USD	58,812	JPY	8,038,541	374
UBS	07/07/22 - 08/05/22	JPY	8,038,541	USD	58,907	(386)

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
UBS	07/08/22	SGD	1,325	USD	966	$14
UBS	07/13/22	CHF	918	USD	956	(4)
UBS	07/13/22	USD	955	CHF	928	15
UBS	07/13/22	USD	993	CHF	936	(15)
UBS	07/15/22	USD	977	CLP	831,985	(91)
UBS	07/15/22	CLP	832,742	USD	1,002	115
UBS	07/20/22	MXN	19,751	USD	1,005	29
UBS	07/21/22	CAD	12,389	USD	9,907	302
UBS	07/28/22	USD	1,432	EUR	1,344	(24)
UBS	09/22/22	USD	893	SEK	8,990	(12)
UBS	09/22/22	SEK	27,743	USD	2,723	5
						$10,538

A list of open OTC swap agreements held by the Fund at June 30, 2022, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Thousands)
Deutsche Bank	China 7-Day Reverse Repo Rate	2.985%	Quarterly	06/03/2024	CNY	23,220	$60	$–	$60
Deutsche Bank	China 7-Day Reverse Repo Rate	2.755%	Quarterly	09/09/2024	CNY	31,000	59	–	59
							$119	$–	$119

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2022, is as follows:

e

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY BRL - CETIP	4.915%	Annually	01/02/2023	BRL	9,678	$(80)	$–	$(80)
1-DAY BRL - CETIP	4.94%	Annually	01/02/2023	BRL	5,658	(47)	–	(47)
1-DAY BRL - CETIP	4.945%	Annually	01/02/2023	BRL	5,062	(42)	–	(42)
2.00%	Daily GBP Overnight Index Ave (SONIA) Rate	Annually	03/31/2024	GBP	1,400	17	–	17
3-MONTH NZD RATE	2.58%	Semi-Annually	11/01/2024	NZD	980	(20)	–	(20)
3-MONTH NZD RATE	2.0525%	Semi-Annually	11/02/2024	NZD	2,620	(56)	–	(56)
2.8%	Overnight CNY Interbank Deposit Rate	Quarterly	04/02/2026	CNY	12,090	19	–	19
1.897%	Daily GBP Overnight Index Ave (SONIA) Rate	Annually	03/31/2027	GBP	1,150	(36)	–	(36)
1-Day Sterling Overnight Index Average (SONIA) Rate	2.0055%	Annually	05/10/2027	GBP	1,082	26	–	26
2.055%	FLOATING	Annually	05/11/2027	GBP	828	22	–	22
1.395%	Daily GBP Overnight Index Ave (SONIA) Rate	Annually	10/03/2047	GBP	230	45	(47)	92
Daily GBP Overnight Index Ave (SONIA) Rate	0.1711%	Annually	07/20/2050	GBP	85	(43)	(17)	(26)
						$(195)	$(64)	$(131)

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
iTraxx.XOVER.37	Sell	5.00%	Quarterly	06/20/2027	(190)	$(6)	$–	$(6)
iTraxx.XOVER.37	Sell	5.00%	Quarterly	06/20/2027	(190)	(6)	1	(7)
						$(12)	$1	$(13)

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Fixed Income Fund (Continued)

Percentages are based on Net Assets of $509,527 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2022, the value of these securities amounted to $63,975 ($ Thousands), representing 12.6% of the Net Assets of the Fund.

(B)	No interest rate available.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Zero coupon security.
(E)	Perpetual security with no stated maturity date.
(F)	Interest rate represents the security's effective yield at the time of purchase.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
CLO — Collateralized Loan Obligation
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DAC — Designated Activity Company
DKK — Danish Krone
EUR — Euro
FNMA — Federal National Mortgage Association
GBP — British Pound Sterling
HKD — Hong Kong Dollar
HUF — Hungarian Forint
ICE— Intercontinental Exchange
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
Ltd. — Limited
MTN — Medium Term Note
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
OTC — Over The Counter
PEN — Peruvian Nuevo Sol
PJSC — Public Joint Stock Company
PLC — Public Limited Company
PLN — Polish Zloty
RON — Romanian Leu
SEK — Swedish Krona
Ser — Series
SGD — Singapore Dollar
SOFR — Secured Overnight Financing Rate
THB — Thai Baht
TRY — Turkish Lira

TWD — Taiwan Dollar
ULC — Unlimited Liability Company
USD — U.S. Dollar
ZAR — South African Rand

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

International Fixed Income Fund (Concluded)

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	463,979	–	463,979
U.S. Treasury Obligations	–	17,635	–	17,635
Commercial Paper	–	4,494	–	4,494
Asset-Backed Securities	–	1,289	–	1,289
Mortgage-Backed Securities	–	172	–	172
Total Investments in Securities	–	487,569	–	487,569

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,372	–	–	1,372
Unrealized Depreciation	(456)	–	–	(456)
Forwards Contracts*
Unrealized Appreciation	–	14,433	–	14,433
Unrealized Depreciation	–	(3,895)	–	(3,895)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	119	–	119
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(13)	–	(13)
Interest Rate Swaps*
Unrealized Appreciation	–	176	–	176
Unrealized Depreciation	–	(307)	–	(307)
Total Other Financial Instruments	916	10,513	–	11,429

*	Futures contracts, forwards contracts and swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

Amounts designated as "—" are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 94.0%
Angola — 1.1%
Angolan Government International Bond
9.375%, 05/08/2048		$3,350	$2,414
8.750%, 04/14/2032 (A)		2,331	1,857
8.750%, 04/14/2032		300	239
8.250%, 05/09/2028		1,085	899
Angolan Government International Bond MTN
9.125%, 11/26/2049		1,023	721
9.125%, 11/26/2049 (A)		999	705
8.000%, 11/26/2029 (A)		1,163	917
8.000%, 11/26/2029		1,137	897
Republic of Angola Via Avenir II BV MTN
7.845%, ICE LIBOR USD 6 Month + 7.500%, 07/01/2023 (B)		2,708	2,695
Republic of Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		3,014	2,758
			14,102

Argentina — 1.3%
Argentine Republic Government International Bond
2.500%, 3.500%, 07/09/2022, 07/09/2041 (C)		13,223	3,540
2.000%, 3.875%, 07/09/2022, 01/09/2038 (C)		4,768	1,352
1.500%, 3.625%, 07/09/2023, 07/09/2046 (C)		1,056	240
1.125%, 1.500%, 07/09/2022, 07/09/2035 (C)		14,267	3,073
1.000%, 07/09/2029		3,383	769
0.500%, 07/09/2029	EUR	13	3
0.500%, 0.750%, 07/09/2023, 07/09/2030 (C)		$27,337	6,415
0.125%, 07/09/2030	EUR	403	88
MSU Energy
6.875%, 02/01/2025 (A)		$285	208
Provincia de Buenos Aires MTN
2.000%, 3.000%, 09/01/2022, 09/01/2037 (C)	EUR	666	174
Provincia de Cordoba
6.875%, 12/10/2025 (A)(D)		$540	411
			16,273

Armenia — 0.0%
Republic of Armenia International Bond
3.600%, 02/02/2031 (D)		805	557

Azerbaijan — 0.8%
Republic of Azerbaijan International Bond
5.125%, 09/01/2029 (D)		2,195	1,947

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Southern Gas Corridor CJSC
6.875%, 03/24/2026		$5,562	$5,456
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		2,380	2,253
			9,656

Bahamas — 0.0%
Bahamas Government International Bond
6.000%, 11/21/2028		650	459

Bahrain — 0.9%
Bahrain Government International Bond
7.500%, 09/20/2047 (D)		398	333
7.000%, 01/26/2026 (A)		957	984
7.000%, 10/12/2028 (A)		507	502
6.750%, 09/20/2029		200	191
6.125%, 08/01/2023		520	523
6.000%, 09/19/2044		297	220
5.625%, 09/30/2031 (A)		946	815
5.625%, 09/30/2031		200	172
5.450%, 09/16/2032 (D)		4,179	3,501
Bahrain Government International Bond MTN
6.250%, 01/25/2051		232	173
5.250%, 01/25/2033 (A)		1,347	1,090
4.250%, 01/25/2028 (D)		797	714
CBB International Sukuk Programme WLL
3.875%, 05/18/2029 (A)		1,094	961
Oil and Gas Holding BSCC
8.375%, 11/07/2028 (A)		560	590
8.375%, 11/07/2028		250	264
7.625%, 11/07/2024 (A)		794	815
			11,848

Belarus — 0.1%
Development Bank of the Republic of Belarus JSC
6.750%, 05/02/2024		1,172	152
Republic of Belarus International Bond
6.875%, 02/28/2023 (A)		1,612	282
6.875%, 02/28/2023		409	72
6.378%, 02/24/2031 (A)		899	121
5.875%, 02/24/2026		1,564	219
			846

Belize — 0.0%
Belize Government International Bond
5.000%, 02/20/2038		55	28

Benin — 0.0%
Benin Government International Bond
6.875%, 01/19/2052	EUR	158	112
4.950%, 01/22/2035		389	264

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.875%, 01/19/2032	EUR	102	$76
			452

Bermuda — 0.2%
Bermuda Government International Bond
4.750%, 02/15/2029 (D)		$1,754	1,753
3.717%, 01/25/2027		631	608
2.375%, 08/20/2030 (D)		514	429
			2,790

Brazil — 6.9%
Braskem Netherlands Finance BV
5.875%, 01/31/2050 (A)(D)		309	244
Brazil Letras do Tesouro Nacional
0.000%, 07/01/2023 (E)	BRL	14,000	2,353
0.000%, 01/01/2024 (E)		58,000	9,172
0.000%, 01/01/2025 (E)		34,000	4,806
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		$83	82
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		1,699	1,660
5.333%, 02/15/2028		1,176	1,150
5.333%, 02/15/2028 (A)		134	131
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 05/15/2045	BRL	119	90
6.000%, 08/15/2050		91	69
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2023		94,859	17,827
10.000%, 01/01/2025		74,141	13,364
10.000%, 01/01/2027		50,760	8,812
10.000%, 01/01/2029		35,652	5,973
10.000%, 01/01/2031		22,272	3,634
Brazilian Government International Bond
5.625%, 01/07/2041		$757	603
5.625%, 02/21/2047		1,389	1,069
5.000%, 01/27/2045 (D)		2,329	1,661
4.750%, 01/14/2050		790	535
3.750%, 09/12/2031 (D)		7,361	6,000
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (A)		226	191
CSN Inova Ventures
6.750%, 01/28/2028 (A)		592	516
CSN Resources
4.625%, 06/10/2031 (A)		625	444
Globo Comunicacao e Participacoes
5.500%, 01/14/2032		410	319
Gol Finance
7.000%, 01/31/2025 (A)		998	622
Iochpe-Maxion Austria GmbH
5.000%, 05/07/2028 (A)		620	513
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031 (A)		1,225	974
7.250%, 06/30/2031		350	278

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Minerva Luxembourg
4.375%, 03/18/2031 (A)		$297	$237
MV24 Capital BV
6.748%, 06/01/2034 (A)		369	330
Nexa Resources
5.375%, 05/04/2027 (A)		2,591	2,420
Suzano Austria GmbH (A)
7.000%, 03/16/2047		399	380
6.000%, 01/15/2029		288	285
5.000%, 01/15/2030		494	450
			87,194

Cameroon — 0.0%
Republic of Cameroon International Bond
5.950%, 07/07/2032	EUR	543	420

Cayman Islands — 0.1%
Neon Capital MTN
2.015%, 01/06/2028 (B)	JPY	245,168	1,473

Chile — 2.4%
Alfa Desarrollo SpA
4.550%, 09/27/2051 (A)		$227	163
ATP Tower Holdings LLC
4.050%, 04/27/2026 (A)		255	210
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		1,046	982
Bonos de la Tesoreria de la Republica
1.900%, 09/01/2030	CLP	1,312,301	1,407
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2043		375,000	384
5.000%, 10/01/2028 (A)		1,115,000	1,115
5.000%, 03/01/2035		1,655,000	1,556
4.700%, 09/01/2030 (A)		3,945,000	3,835
4.500%, 03/01/2026		1,090,000	1,111
2.800%, 10/01/2033 (A)		820,000	633
Cencosud
4.375%, 07/17/2027 (A)		$1,819	1,706
Chile Government International Bond
4.340%, 03/07/2042 (D)		547	487
4.000%, 01/31/2052		287	238
3.625%, 10/30/2042		925	740
3.500%, 01/31/2034		228	203
3.250%, 09/21/2071		4,162	2,783
3.100%, 05/07/2041		243	185
3.100%, 01/22/2061 (D)		308	208
2.750%, 01/31/2027		1,597	1,491
2.550%, 01/27/2032 (D)		893	758
2.550%, 07/27/2033		8,219	6,709
2.450%, 01/31/2031		236	201
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/2061		350	241

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Empresa de Transporte de Pasajeros Metro
3.650%, 05/07/2030 (A)		$217	$195
Empresa Nacional del Petroleo
5.250%, 11/06/2029		749	709
3.450%, 09/16/2031 (A)		331	267
Nacional del Cobre de Chile
3.750%, 01/15/2031 (A)		234	210
3.700%, 01/30/2050 (A)		452	336
3.150%, 01/14/2030		800	698
3.000%, 09/30/2029		224	195
			29,956

China — 5.8%
Blossom Joy
3.100% (B)(F)		202	192
China Government Bond
3.810%, 09/14/2050	CNY	5,900	951
3.720%, 04/12/2051		4,000	637
3.530%, 10/18/2051		11,400	1,765
3.280%, 12/03/2027		49,950	7,683
3.270%, 11/19/2030		58,090	8,934
3.020%, 10/22/2025		37,700	5,720
3.020%, 05/27/2031		1,500	226
3.010%, 05/13/2028		8,850	1,340
2.890%, 11/18/2031		40,670	6,080
2.880%, 11/05/2023		25,000	3,771
2.850%, 06/04/2027		48,130	7,251
2.800%, 03/24/2029		10,930	1,631
2.750%, 02/17/2032		3,000	444
2.690%, 08/12/2026		4,000	599
1.990%, 04/09/2025		60,830	8,971
China Government International Bond
3.250%, 10/19/2023 (D)		$1,592	1,592
1.875%, 12/03/2022		200	199
1.250%, 10/26/2026 (A)		1,460	1,357
0.550%, 10/21/2025 (D)		1,150	1,055
0.400%, 10/21/2023 (D)		2,410	2,333
China Minmetals
3.750% (B)(F)		1,647	1,646
Chinalco Capital Holdings
4.100% (B)(F)		224	222
2.125%, 06/03/2026		173	160
CNAC HK Finbridge
5.125%, 03/14/2028		246	248
4.125%, 07/19/2027		1,363	1,323
3.875%, 06/19/2029		1,156	1,077
3.000%, 09/22/2030		561	484
Dianjian Haiyu
4.300% (B)(F)		204	204
Dianjian International Finance
4.600% (B)(D)(F)		303	304

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Huarong Finance II MTN
5.500%, 01/16/2025		$440	$426
Leader Goal International Ltd MTN
4.250% (B)(F)		212	212
Meituan
3.050%, 10/28/2030 (D)		204	152
Minmetals Bounteous Finance BVI
3.375% (B)(F)		805	787
Powerchina Roadbridge Group British Virgin Islands
3.080% (B)(F)		285	269
Prosus NV MTN
3.061%, 07/13/2031 (A)(D)		907	668
Shimao Group Holdings
5.600%, 07/15/2026		1,949	210
5.200%, 01/30/2025 (D)		1,406	148
Sinopec Group Overseas Development 2018
2.300%, 01/08/2031 (D)		863	753
Sunac China Holdings
7.000%, 07/09/2025		214	31
6.500%, 01/26/2026		206	29
Tencent Holdings Ltd MTN
3.240%, 06/03/2050 (A)		450	310
Wanda Properties International
7.250%, 01/29/2024 (D)		600	444
Wanda Properties Overseas
6.950%, 12/05/2022		200	178
6.875%, 07/23/2023		232	184
			73,200

Colombia — 5.0%
AI Candelaria Spain
7.500%, 12/15/2028 (A)		975	874
Colombia Government International Bond
9.850%, 06/28/2027	COP	5,060,000	1,192
7.375%, 09/18/2037 (D)		$260	240
6.125%, 01/18/2041 (D)		3,138	2,457
5.625%, 02/26/2044		132	95
5.200%, 05/15/2049 (D)		3,527	2,388
5.000%, 06/15/2045		3,397	2,270
4.500%, 03/15/2029 (D)		2,077	1,791
4.375%, 03/21/2023	COP	2,871,000	658
4.125%, 02/22/2042		$4,042	2,511
4.125%, 05/15/2051		1,675	1,003
3.875%, 04/25/2027		763	675
3.875%, 02/15/2061		673	386
3.250%, 04/22/2032		1,230	889
3.125%, 04/15/2031		332	245
3.000%, 01/30/2030		945	719
Colombian TES
10.000%, 07/24/2024	COP	9,674,900	2,320
9.250%, 05/28/2042		4,580,700	881

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.750%, 09/18/2030	COP	13,333,400	$2,598
7.500%, 08/26/2026		30,231,300	6,480
7.250%, 10/18/2034		17,461,900	3,027
7.250%, 10/26/2050		4,553,000	692
7.000%, 03/26/2031		23,299,400	4,243
7.000%, 03/26/2031		1,211,900	221
7.000%, 06/30/2032		21,794,700	3,881
6.250%, 11/26/2025		25,365,400	5,349
6.250%, 07/09/2036		6,707,500	1,023
6.000%, 04/28/2028		13,944,000	2,627
5.750%, 11/03/2027		22,928,000	4,357
3.000%, 03/25/2033		1,051,100	656
2.250%, 04/18/2029		883,500	568
Ecopetrol
6.875%, 04/29/2030		$492	435
5.875%, 11/02/2051		346	226
Empresas Publicas de Medellin ESP (A)
8.375%, 11/08/2027	COP	2,351,000	444
7.625%, 09/10/2024		3,116,000	692
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,127,000	249
7.875%, 08/12/2024		884,000	195
Geopark
5.500%, 01/17/2027 (A)		$974	816
Gran Tierra Energy
7.750%, 05/23/2027 (A)		293	249
Grupo Aval
4.375%, 02/04/2030 (A)		812	605
Millicom International Cellular (A)
6.250%, 03/25/2029		403	350
5.125%, 01/15/2028		508	436
SierraCol Energy Andina
6.000%, 06/15/2028 (A)		1,237	903
			62,916

Costa Rica — 0.2%
Costa Rica Government International Bond
7.158%, 03/12/2045		500	434
7.158%, 03/12/2045		426	370
7.158%, 03/12/2045 (A)(D)		387	336
7.000%, 04/04/2044		329	282
7.000%, 04/04/2044		230	198
6.125%, 02/19/2031 (D)		1,669	1,556
			3,176

Croatia — 0.2%
Croatia Government International Bond
2.875%, 04/22/2032	EUR	686	677
1.500%, 06/17/2031		650	581
1.125%, 03/04/2033 (D)		1,252	1,024
			2,282

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Czech Republic — 2.4%
Czech Republic Government Bond
6.000%, 02/26/2026	CZK	114,510	$4,878
4.200%, 12/04/2036		7,740	304
2.750%, 07/23/2029		91,430	3,327
2.500%, 08/25/2028		163,970	5,946
2.400%, 09/17/2025		165,160	6,293
2.000%, 10/13/2033		38,630	1,233
1.250%, 02/14/2025		48,060	1,791
1.200%, 03/13/2031		29,710	924
1.000%, 06/26/2026		81,400	2,876
0.950%, 05/15/2030		5,750	179
0.250%, 02/10/2027		71,710	2,391
0.050%, 11/29/2029		31,030	903
			31,045

Dominican Republic — 1.4%
Dominican Republic International Bond
9.750%, 06/05/2026	DOP	19,150	341
7.450%, 04/30/2044		$2,443	2,083
7.450%, 04/30/2044 (A)		687	586
6.850%, 01/27/2045		1,386	1,093
6.500%, 02/15/2048		2,764	2,087
6.400%, 06/05/2049		1,171	873
6.000%, 02/22/2033 (A)		1,498	1,246
6.000%, 02/22/2033		3,277	2,726
5.875%, 04/18/2024 (A)		71	72
5.875%, 01/30/2060		3,002	2,047
5.500%, 02/22/2029		927	806
5.300%, 01/21/2041		2,694	1,866
4.500%, 01/30/2030 (D)		1,873	1,499
4.500%, 01/30/2030 (A)		206	165
			17,490

Ecuador — 1.0%
Ecuador Government International Bond
6.699%, 07/31/2030 (A)(D)(E)		1,613	666
5.000%, 5.500%, 07/31/2022, 07/31/2030 (A)(C)		1,560	1,004
5.000%, 5.500%, 07/31/2022, 07/31/2030 (C)		170	109
1.000%, 2.500%, 07/31/2022, 07/31/2035 (A)(C)(D)		6,621	3,192
1.000%, 2.500%, 07/31/2022, 07/31/2035 (C)		11,816	5,696
0.500%, 1.500%, 07/31/2022, 07/31/2040 (C)(D)		3,168	1,289
0.500%, 1.500%, 07/31/2022, 07/31/2040 (A)(C)		1,903	775
			12,731

Egypt — 1.9%
Egypt Government Bond
14.664%, 10/06/2030	EGP	4,750	239

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
14.556%, 10/13/2027	EGP	11,537	$605
14.483%, 04/06/2026		31,272	1,606
14.406%, 07/07/2027		17,842	889
14.382%, 01/12/2031		4,531	215
14.292%, 01/05/2028		19,000	934
14.196%, 07/07/2023		6,084	320
Egypt Government International Bond
16.100%, 05/07/2029		14,920	776
8.875%, 05/29/2050 (A)		$2,804	1,698
8.875%, 05/29/2050		1,650	999
8.700%, 03/01/2049		1,190	708
8.700%, 03/01/2049 (A)		529	315
7.903%, 02/21/2048 (D)		2,912	1,660
7.903%, 02/21/2048 (A)		110	63
7.625%, 05/29/2032 (D)		2,302	1,503
7.625%, 05/29/2032 (A)		2,092	1,366
Egypt Government International Bond MTN
8.500%, 01/31/2047		2,970	1,753
8.150%, 11/20/2059		539	311
8.150%, 11/20/2059 (A)		406	234
7.600%, 03/01/2029 (A)		742	540
7.600%, 03/01/2029		200	146
7.300%, 09/30/2033 (A)		3,264	2,088
7.300%, 09/30/2033		647	414
7.053%, 01/15/2032 (A)(D)		1,340	869
6.375%, 04/11/2031	EUR	2,720	1,780
5.800%, 09/30/2027 (A)		$498	350
5.800%, 09/30/2027 (D)		414	291
5.625%, 04/16/2030	EUR	732	473
4.750%, 04/11/2025		457	398
4.750%, 04/11/2025 (A)		443	385
4.750%, 04/16/2026		670	522
			24,450

El Salvador — 0.3%
El Salvador Government International Bond
9.500%, 07/15/2052 (D)		$5,773	1,895
8.625%, 02/28/2029		249	81
8.250%, 04/10/2032		965	324
7.625%, 02/01/2041 (A)		545	170
7.625%, 02/01/2041 (D)		527	164
7.125%, 01/20/2050		640	199
6.375%, 01/18/2027 (A)		838	280
5.875%, 01/30/2025		1,398	494
5.875%, 01/30/2025 (A)		965	341
			3,948

Ethiopia — 0.0%
Ethiopia International Bond
6.625%, 12/11/2024 (D)		400	228
6.625%, 12/11/2024 (A)		296	168
			396

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Gabon — 0.3%
Gabon Government International Bond
7.000%, 11/24/2031 (A)		$3,024	$2,200
6.625%, 02/06/2031 (A)		832	614
6.625%, 02/06/2031		240	177
6.375%, 12/12/2024 (A)		481	456
			3,447

Georgia — 0.0%
Georgia Government International Bond
2.750%, 04/22/2026		480	397

Ghana — 0.9%
Ghana Government International Bond
10.750%, 10/14/2030		3,054	2,626
8.950%, 03/26/2051 (A)		613	288
8.875%, 05/07/2042		1,286	615
8.875%, 05/07/2042 (A)		426	204
8.750%, 03/11/2061		693	324
8.750%, 03/11/2061 (A)		77	36
8.627%, 06/16/2049 (A)		593	277
8.625%, 04/07/2034		3,559	1,713
8.125%, 03/26/2032 (A)		160	77
7.875%, 02/11/2035 (A)		1,289	599
7.875%, 02/11/2035 (D)		514	239
7.750%, 04/07/2029 (D)		870	433
7.750%, 04/07/2029 (A)		413	205
7.625%, 05/16/2029		2,475	1,202
7.625%, 05/16/2029 (A)		908	441
6.375%, 02/11/2027 (A)		451	257
Republic of Ghana Government Bonds
20.750%, 03/06/2023	GHS	1,920	229
19.250%, 12/18/2023		4,011	447
Tullow Oil (A)
10.250%, 05/15/2026		$351	335
7.000%, 03/01/2025		1,241	1,010
			11,557

Guatemala — 0.4%
CT Trust
5.125%, 02/03/2032 (A)		962	771
Guatemala Government Bond
5.375%, 04/24/2032 (D)		1,038	953
5.375%, 04/24/2032 (A)		248	228
4.900%, 06/01/2030		1,085	988
4.650%, 10/07/2041		971	705
4.500%, 05/03/2026		649	623
3.700%, 10/07/2033 (D)		700	538
3.700%, 10/07/2033 (A)(D)		226	174
			4,980

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027		326	255

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.625%, 06/24/2030		$1,407	$944
			1,199

Hong Kong — 0.1%
NWD
4.125%, 07/18/2029		757	664

Hungary — 1.3%
Hungary Government Bond
4.750%, 11/24/2032	HUF	1,317,540	2,664
4.500%, 03/23/2028		680,060	1,481
4.000%, 04/28/2051		124,570	184
3.250%, 10/22/2031		173,200	318
3.000%, 10/27/2027		689,930	1,414
3.000%, 10/27/2038		138,140	202
2.750%, 12/22/2026		675,760	1,413
2.250%, 04/20/2033		36,320	57
2.250%, 06/22/2034		84,940	127
Hungary Government International Bond
5.500%, 06/16/2034		$381	369
5.250%, 06/16/2029 (A)		978	974
5.250%, 06/16/2029		432	430
3.125%, 09/21/2051		2,887	1,902
2.125%, 09/22/2031 (D)		1,183	913
2.125%, 09/22/2031 (A)		2,292	1,768
1.750%, 06/05/2035	EUR	2,086	1,539
1.500%, 11/17/2050		552	321
			16,076

India — 0.4%
Adani Electricity Mumbai
3.949%, 02/12/2030 (A)		$540	439
Export-Import Bank of India MTN
3.250%, 01/15/2030		1,060	920
2.250%, 01/13/2031		615	483
Greenko Power II MTN
4.300%, 12/13/2028		500	399
Network i2i
5.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.277% (A)(B)(F)		260	241
Power Finance MTN
3.950%, 04/23/2030 (A)		569	503
Reliance Industries (A)
3.625%, 01/12/2052		671	486
2.875%, 01/12/2032		800	664
Vedanta Resources
7.125%, 05/31/2023		200	163
6.375%, 07/30/2022		350	346
Vedanta Resources Finance II
13.875%, 01/21/2024 (A)		286	254
8.950%, 03/11/2025		540	427
			5,325

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Indonesia — 5.9%
Freeport Indonesia MTN
5.315%, 04/14/2032 (A)		$1,099	$996
Indonesia Asahan Aluminium Persero
6.757%, 11/15/2048 (A)		365	329
6.757%, 11/15/2048		257	232
5.800%, 05/15/2050 (A)		1,165	938
5.710%, 11/15/2023 (A)		618	626
4.750%, 05/15/2025 (A)		240	238
Indonesia Government International Bond
9.000%, 03/15/2029	IDR	38,550,000	2,846
8.500%, 10/12/2035		$1,459	1,834
8.375%, 03/15/2024	IDR	20,173,000	1,425
8.375%, 04/15/2039		39,496,000	2,808
8.250%, 05/15/2029		38,175,000	2,723
8.250%, 06/15/2032		12,030,000	851
8.250%, 05/15/2036		74,289,000	5,256
8.125%, 05/15/2024		77,240,000	5,457
7.750%, 01/17/2038		$1,089	1,290
7.500%, 08/15/2032	IDR	26,770,000	1,806
7.500%, 05/15/2038		22,482,000	1,495
7.000%, 05/15/2027		28,700,000	1,975
4.750%, 02/11/2029		$119	120
3.550%, 03/31/2032		249	227
3.500%, 01/11/2028		1,859	1,775
3.200%, 09/23/2061 (D)		772	545
3.050%, 03/12/2051 (D)		1,387	1,054
2.850%, 02/14/2030		2,929	2,614
2.150%, 07/28/2031 (D)		1,973	1,621
1.400%, 10/30/2031	EUR	520	419
1.300%, 03/23/2034		514	382
1.100%, 03/12/2033		690	512
Indonesia Government International Bond MTN
5.250%, 01/17/2042		$3,460	3,371
5.125%, 01/15/2045		333	319
4.625%, 04/15/2043		920	834
3.750%, 06/14/2028	EUR	1,057	1,083
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	49,384,000	3,598
8.375%, 03/15/2034		84,822,000	6,058
7.500%, 06/15/2035		20,896,000	1,410
7.500%, 04/15/2040		17,705,000	1,187
7.000%, 09/15/2030		28,348,000	1,886
6.500%, 06/15/2025		5,895,000	406
6.500%, 02/15/2031		29,150,000	1,867
6.375%, 04/15/2032		27,304,000	1,721
5.125%, 04/15/2027		16,000,000	1,028
Medco Bell Pte
6.375%, 01/30/2027 (A)(D)		$466	399
Minejesa Capital BV (A)
5.625%, 08/10/2037		297	240

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.625%, 08/10/2030		$386	$346
Pertamina Persero
2.300%, 02/09/2031 (A)		1,375	1,113
Pertamina Persero MTN
3.650%, 07/30/2029 (A)		1,035	953
Perusahaan Listrik Negara
1.875%, 11/05/2031 (A)	EUR	891	699
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048		$740	677
6.150%, 05/21/2048 (A)		657	601
4.375%, 02/05/2050 (A)		265	195
Perusahaan Penerbit SBSN Indonesia III
4.400%, 06/06/2027 (A)		690	685
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
5.250%, 05/15/2047		480	397
3.375%, 02/05/2030		750	634
3.000%, 06/30/2030 (D)		565	463
			74,564

Iraq — 0.1%
Iraq International Bond
5.800%, 01/15/2028		937	841

Israel — 0.5%
Bank Leumi Le-Israel
3.275%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.631%, 01/29/2031 (A)(B)		431	378
Bank of Israel Bill - Makam
0.000%, 08/03/2022 (E)	ILS	3,380	965
0.000%, 11/02/2022 (E)		10,168	2,895
Leviathan Bond
6.750%, 06/30/2030 (A)		$394	354
State of Israel
4.500%, 04/03/2120		1,199	1,085
3.800%, 05/13/2060		200	166
			5,843

Ivory Coast — 0.6%
Ivory Coast Government International Bond
6.875%, 10/17/2040	EUR	1,619	1,201
6.625%, 03/22/2048		3,359	2,341
6.625%, 03/22/2048		795	554
5.875%, 10/17/2031 (A)		205	167
5.750%, 12/31/2032		$401	346
5.250%, 03/22/2030 (A)	EUR	1,074	875
5.250%, 03/22/2030		1,041	848
4.875%, 01/30/2032		2,070	1,552
			7,884

Jamaica — 0.1%
Digicel International Finance (A)
8.750%, 05/25/2024		$530	493

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
8.750%, 05/25/2024		$435	$404
			897

Jordan — 0.3%
Jordan Government International Bond
7.750%, 01/15/2028 (A)		1,540	1,433
7.375%, 10/10/2047		867	635
7.375%, 10/10/2047 (A)		228	167
5.850%, 07/07/2030 (A)		559	442
5.850%, 07/07/2030 (D)		505	399
4.950%, 07/07/2025		270	243
			3,319

Kazakhstan — 1.4%
Development Bank of Kazakhstan JSC
4.125%, 12/10/2022		770	766
2.950%, 05/06/2031 (D)		530	399
2.950%, 05/06/2031 (A)		465	350
Kazakhstan Government International Bond
4.875%, 10/14/2044		1,204	1,000
4.875%, 10/14/2044 (A)		993	824
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045 (A)		775	778
2.375%, 11/09/2028	EUR	350	330
KazMunayGas National JSC
6.375%, 10/24/2048 (A)		$3,107	2,576
6.375%, 10/24/2048		200	166
5.750%, 04/19/2047 (A)		1,852	1,416
5.750%, 04/19/2047 (D)		63	48
5.375%, 04/24/2030 (A)(D)		984	867
5.375%, 04/24/2030 (D)		4,863	4,285
3.500%, 04/14/2033 (D)		1,271	912
3.500%, 04/14/2033 (A)		212	152
KazTransGas JSC
4.375%, 09/26/2027 (D)		1,815	1,602
4.375%, 09/26/2027 (A)		165	146
Tengizchevroil Finance International
3.250%, 08/15/2030 (A)		450	342
2.625%, 08/15/2025		1,071	912
			17,871

Kenya — 0.4%
Kenya Government International Bond
8.250%, 02/28/2048 (D)		1,838	1,121
8.000%, 05/22/2032 (D)		1,471	1,040
8.000%, 05/22/2032 (A)		301	213
7.000%, 05/22/2027 (D)		1,914	1,425
7.000%, 05/22/2027 (A)		493	367
6.875%, 06/24/2024 (A)		662	554
			4,720

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Kuwait — 0.1%
Meglobal Canada ULC MTN
5.875%, 05/18/2030 (A)		$222	$233
NBK SPC
1.625%, U.S. SOFR + 1.050%, 09/15/2027 (A)(B)		680	606
NBK Tier 1 Financing 2
4.500%, CMTUSD6Y + 2.832% (A)(B)(F)		513	482
			1,321

Lebanon — 0.3%
Lebanon Government International Bond
8.250%, 05/17/2034 (G)		7,412	446
8.200%, 05/17/2033 (G)		2,700	163
6.850%, 03/23/2027 (G)		742	45
6.750%, 11/29/2027 (G)		1,123	68
6.650%, 04/22/2024 (G)		2,250	135
6.000%, 01/27/2023 (G)		560	34
Lebanon Government International Bond MTN
8.250%, 12/31/2023 (G)		11,902	717
7.000%, 03/20/2028 (G)		2,048	123
6.850%, 05/25/2029 (G)		1,996	120
6.650%, 02/26/2030 (G)		3,095	186
6.600%, 11/27/2026 (G)		1,613	97
6.400%, 05/26/2023 (G)		2,649	160
6.375%, 12/31/2023 (G)		5,489	330
6.150%, 12/31/2023 (G)		5,287	318
6.100%, 10/04/2022 (G)		9,077	546
6.100%, 10/04/2022 (G)		569	34
5.800%, 04/14/2023 (G)		6,672	402
			3,924

Macau — 0.0%
Studio City Finance (A)
6.500%, 01/15/2028		371	208
6.000%, 07/15/2025		87	55
			263

Malaysia — 6.5%
1MDB Global Investments
4.400%, 03/09/2023		1,800	1,745
4.400%, 03/09/2023		7,400	7,174
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,517	363
4.935%, 09/30/2043		2,200	501
4.921%, 07/06/2048		3,070	688
4.642%, 11/07/2033		500	114
4.392%, 04/15/2026		3,480	805
4.254%, 05/31/2035		16,524	3,595
4.232%, 06/30/2031		1,200	270
4.181%, 07/15/2024		19,773	4,560
4.065%, 06/15/2050		3,119	611

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.059%, 09/30/2024	MYR	9,827	$2,258
3.955%, 09/15/2025		35,693	8,150
3.906%, 07/15/2026		17,274	3,912
3.900%, 11/30/2026		4,085	924
3.899%, 11/16/2027		3,026	679
3.885%, 08/15/2029		7,420	1,643
3.828%, 07/05/2034		32,019	6,728
3.800%, 08/17/2023		20,205	4,621
3.795%, 09/30/2022		3,200	729
3.757%, 04/20/2023		14,611	3,334
3.757%, 05/22/2040		19,730	3,896
3.733%, 06/15/2028		22,341	4,943
3.582%, 07/15/2032		1,900	408
3.502%, 05/31/2027		7,626	1,689
3.480%, 03/15/2023		7,692	1,752
3.478%, 06/14/2024		6,671	1,519
3.418%, 08/15/2022		10,200	2,318
2.632%, 04/15/2031		22,321	4,445
Malaysia Government Investment Issue
4.369%, 10/31/2028		1,200	274
4.119%, 11/30/2034		5,564	1,199
4.070%, 09/30/2026		6,500	1,490
Malaysia Wakala Sukuk
2.070%, 04/28/2031		$1,230	1,090
Petronas Capital MTN
4.550%, 04/21/2050		1,401	1,335
3.500%, 04/21/2030		819	769
2.480%, 01/28/2032		1,939	1,650
			82,181

Mexico — 9.3%
America Movil
7.125%, 12/09/2024	MXN	18,110	828
5.375%, 04/04/2032 (A)		$1,005	892
Banco Mercantil del Norte (A)(F)
7.500%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.470% (B)		476	431
6.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.967% (B)		609	573
Banco Nacional de Comercio Exterior SNC
2.720%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.000%, 08/11/2031 (A)(B)		1,191	1,045
Cemex (A)
5.450%, 11/19/2029		750	667
5.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.534% (B)(F)		200	170
3.875%, 07/11/2031		572	429
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	39,785	1,800
6.264%, 02/15/2052 (A)		$671	533
5.750%, 02/14/2042 (A)		500	413

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.750%, 02/23/2027 (A)		$258	$247
4.688%, 05/15/2029 (A)		1,872	1,673
4.688%, 05/15/2029		2,075	1,854
3.875%, 07/26/2033		424	320
3.348%, 02/09/2031 (A)		391	298
FEL Energy VI Sarl
5.750%, 12/01/2040 (A)		187	135
Mexican Bonos
8.000%, 11/07/2047	MXN	65,574	2,897
7.750%, 11/13/2042		123,617	5,354
7.500%, 06/03/2027		155,613	7,208
5.750%, 03/05/2026 (D)		48,685	2,146
Mexican Bonos, Ser M20
10.000%, 12/05/2024		81,082	4,071
8.500%, 05/31/2029		104,935	5,048
7.750%, 05/29/2031		265,868	12,121
Mexican Bonos, Ser M30
8.500%, 11/18/2038		197,796	9,295
Mexican Udibonos
4.500%, 12/04/2025		130,043	6,542
4.000%, 11/30/2028		96,372	4,792
3.500%, 11/16/2023		172,908	8,595
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$715	490
Mexico Government International Bond
4.600%, 02/10/2048		394	311
3.771%, 05/24/2061		725	470
3.750%, 04/19/2071		466	291
3.500%, 02/12/2034		643	531
2.659%, 05/24/2031 (D)		2,821	2,322
2.375%, 02/11/2030	EUR	550	485
Mexico Government International Bond MTN
5.750%, 10/12/2110 (D)		$2,756	2,311
4.750%, 03/08/2044		386	321
Minera Mexico
4.500%, 01/26/2050 (A)		627	486
Petroleos Mexicanos
7.690%, 01/23/2050		1,257	855
7.690%, 01/23/2050 (A)		427	290
7.470%, 11/12/2026	MXN	15,660	674
7.190%, 09/12/2024 (D)		45,182	2,055
6.950%, 01/28/2060 (A)		$308	190
6.840%, 01/23/2030 (D)		916	720
6.700%, 02/16/2032 (A)		183	140
6.700%, 02/16/2032		5,089	3,880
6.625%, 06/15/2035		7,443	5,075
6.500%, 01/23/2029 (A)(D)		785	639
6.500%, 06/02/2041		640	399
6.375%, 01/23/2045		874	529
6.350%, 02/12/2048		678	398
6.350%, 02/12/2048 (A)		430	253

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.950%, 01/28/2031 (A)		$540	$395
5.950%, 01/28/2031		1,490	1,090
5.350%, 02/12/2028 (A)		279	222
Petroleos Mexicanos MTN
8.750%, 06/02/2029 (A)		6,129	5,547
6.750%, 09/21/2047		2,212	1,366
6.750%, 09/21/2047		553	341
4.875%, 02/21/2028	EUR	755	624
Poinsettia Finance
6.625%, 06/17/2031		$4,990	4,502
			118,579

Mongolia — 0.4%
Development Bank of Mongolia
7.250%, 10/23/2023 (A)		784	753
Mongolia Government International Bond
5.125%, 04/07/2026		381	342
3.500%, 07/07/2027		1,766	1,426
Mongolia Government International Bond MTN
8.750%, 03/09/2024		2,651	2,672
			5,193

Morocco — 0.1%
Morocco Government International Bond
5.500%, 12/11/2042		200	145
4.000%, 12/15/2050		673	394
3.000%, 12/15/2032 (D)		1,269	870
			1,409

Mozambique — 0.0%
Mozambique International Bond
5.000%, 9.000%, 09/15/2023, 09/15/2031 (A)(C)		245	177
5.000%, 9.000%, 09/15/2023, 09/15/2031 (C)		200	144
			321

Nigeria — 0.9%
IHS Netherlands Holdco
8.000%, 09/18/2027 (A)		299	262
Nigeria Government International Bond
9.248%, 01/21/2049 (D)		322	218
7.875%, 02/16/2032		3,965	2,750
7.696%, 02/23/2038		1,811	1,115
7.696%, 02/23/2038 (A)		601	370
Nigeria Government International Bond MTN
8.375%, 03/24/2029 (A)		2,985	2,265
8.375%, 03/24/2029		300	228
8.250%, 09/28/2051 (A)		2,100	1,302
7.625%, 11/28/2047 (A)		478	286
7.375%, 09/28/2033		2,486	1,623
7.375%, 09/28/2033 (A)		799	522

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.500%, 11/28/2027 (A)	$667	$507
6.500%, 11/28/2027	130	99
		11,547

Oman — 1.1%
Oman Government International Bond
7.000%, 01/25/2051	995	875
7.000%, 01/25/2051 (A)	448	394
6.750%, 10/28/2027	3,535	3,601
6.750%, 01/17/2048 (D)	3,809	3,277
6.750%, 01/17/2048 (A)	1,089	937
6.500%, 03/08/2047 (A)	1,797	1,505
6.250%, 01/25/2031 (D)	1,418	1,367
6.250%, 01/25/2031 (A)	96	93
4.750%, 06/15/2026	900	856
Oman Government International Bond MTN (A)
6.000%, 08/01/2029	1,051	1,011
4.875%, 02/01/2025	449	439
		14,355

Pakistan — 0.3%
Pakistan Government International Bond
8.250%, 09/30/2025	1,000	717
7.875%, 03/31/2036	200	120
6.875%, 12/05/2027	749	509
Pakistan Government International Bond MTN
8.875%, 04/08/2051	1,138	677
7.375%, 04/08/2031 (D)	1,415	889
6.000%, 04/08/2026	1,094	738
6.000%, 04/08/2026 (A)	843	569
		4,219

Panama — 1.2%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (A)	311	245
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (A)	492	420
Banco Nacional de Panama
2.500%, 08/11/2030 (A)(D)	791	628
Cable Onda
4.500%, 01/30/2030 (A)	208	175
Empresa de Transmision Electrica
5.125%, 05/02/2049 (A)	635	532
Panama Government International Bond
9.375%, 04/01/2029 (D)	804	982
8.125%, 04/28/2034	478	597
4.500%, 04/16/2050	136	111
4.500%, 04/01/2056 (D)	1,177	933
4.500%, 01/19/2063	1,357	1,042
4.300%, 04/29/2053	200	157
3.870%, 07/23/2060 (D)	2,108	1,488
3.750%, 03/16/2025	859	848

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.298%, 01/19/2033 (D)		$1,160	$992
3.160%, 01/23/2030		1,762	1,565
2.252%, 09/29/2032 (D)		5,784	4,506
			15,221

Papua New Guinea — 0.0%
Papua New Guinea Government International Bond
8.375%, 10/04/2028		282	243
8.375%, 10/04/2028 (A)		275	236
			479

Paraguay — 0.4%
Bioceanico Sovereign Certificate Ltd
0.000%, 06/05/2034 (E)		1,639	1,024
Paraguay Government International Bond
6.100%, 08/11/2044		1,260	1,095
5.600%, 03/13/2048		403	318
5.400%, 03/30/2050		571	443
4.950%, 04/28/2031		880	812
2.739%, 01/29/2033		1,074	798
			4,490

Peru — 3.7%
Atlantica Transmision Sur
6.875%, 04/30/2043 (A)		261	309
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	3,704	965
Inkia Energy
5.875%, 11/09/2027 (A)		$359	329
Kallpa Generacion (A)
4.875%, 05/24/2026		263	252
4.125%, 08/16/2027		936	842
Peru Government Bond
6.950%, 08/12/2031	PEN	2,780	694
5.350%, 08/12/2040		708	139
5.200%, 09/12/2023		800	209
Peruvian Government International Bond
8.750%, 11/21/2033		$490	620
8.200%, 08/12/2026	PEN	15	4
8.200%, 08/12/2026		3,397	935
6.950%, 08/12/2031		19,744	4,930
6.950%, 08/12/2031		154	38
6.900%, 08/12/2037		7,222	1,717
6.850%, 02/12/2042		613	142
6.350%, 08/12/2028		2,426	602
6.350%, 08/12/2028		11,856	2,940
6.150%, 08/12/2032		20,915	4,861
5.940%, 02/12/2029		8,016	1,926
5.940%, 02/12/2029		10,794	2,593
5.700%, 08/12/2024 (A)		4,932	1,290
5.625%, 11/18/2050		$417	432
5.400%, 08/12/2034	PEN	7,865	1,666
5.400%, 08/12/2034		1,243	263

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.750%, 03/01/2030	EUR	200	$204
3.600%, 01/15/2072		$326	220
3.230%, 07/28/2121 (D)		2,510	1,537
3.000%, 01/15/2034 (D)		1,768	1,450
2.844%, 06/20/2030		173	151
2.783%, 01/23/2031		6,927	5,889
1.950%, 11/17/2036	EUR	1,050	750
1.250%, 03/11/2033		2,088	1,542
Petroleos del Peru
5.625%, 06/19/2047 (A)		$917	622
5.625%, 06/19/2047 (D)		5,667	3,845
4.750%, 06/19/2032 (A)		1,201	927
4.750%, 06/19/2032		754	582
			46,417

Philippines — 0.7%
Philippine Government International Bond
4.200%, 03/29/2047 (D)		1,606	1,409
3.900%, 11/26/2022	PHP	45,000	796
3.200%, 07/06/2046		$805	602
3.000%, 02/01/2028		471	445
1.950%, 01/06/2032		5,087	4,143
1.750%, 04/28/2041	EUR	402	282
1.648%, 06/10/2031		$1,728	1,384
			9,061

Poland — 2.1%
Republic of Poland Government Bond
3.750%, 05/25/2027	PLN	5,421	1,034
3.250%, 07/25/2025		8,670	1,714
2.750%, 04/25/2028		11,756	2,087
2.750%, 10/25/2029		16,380	2,785
2.500%, 04/25/2024		5,096	1,039
2.500%, 07/25/2026		34,605	6,388
2.500%, 07/25/2027 (D)		20,260	3,608
1.750%, 04/25/2032 (D)		26,325	3,701
1.250%, 10/25/2030		17,995	2,609
0.250%, 10/25/2026		9,365	1,558
			26,523

Qatar — 1.4%
Ooredoo International Finance MTN
2.625%, 04/08/2031 (A)		$363	315
Qatar Energy
3.300%, 07/12/2051 (A)		234	181
3.125%, 07/12/2041 (A)		292	229
2.250%, 07/12/2031		2,776	2,370
2.250%, 07/12/2031 (A)		705	602
Qatar Government International Bond
6.400%, 01/20/2040 (A)		547	649
5.103%, 04/23/2048 (A)		2,367	2,476
5.103%, 04/23/2048		567	593
4.817%, 03/14/2049 (A)		1,036	1,041
4.817%, 03/14/2049		2,837	2,850

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.400%, 04/16/2050 (D)		$1,877	$1,788
4.400%, 04/16/2050 (A)		878	836
4.000%, 03/14/2029 (A)		759	765
3.750%, 04/16/2030		3,181	3,154
			17,849

Romania — 1.9%
Romania Government Bond
6.700%, 02/25/2032	RON	2,000	363
5.850%, 04/26/2023		1,720	356
4.850%, 07/25/2029		2,915	489
4.750%, 10/11/2034		2,535	371
4.400%, 09/25/2023		790	159
4.250%, 06/28/2023		2,730	554
4.150%, 01/26/2028		2,145	361
4.150%, 10/24/2030		2,875	442
4.000%, 10/25/2023		3,430	683
3.650%, 07/28/2025		12,120	2,214
3.650%, 09/24/2031		5,510	790
3.250%, 06/24/2026		3,585	620
Romanian Government International Bond
5.250%, 11/25/2027 (A)		$700	667
5.125%, 06/15/2048		244	189
5.000%, 02/12/2029	RON	8,095	1,384
4.000%, 02/14/2051 (D)		$1,774	1,153
3.625%, 03/27/2032 (A)		1,168	916
3.624%, 05/26/2030	EUR	409	349
3.000%, 02/27/2027 (A)		$546	481
2.750%, 04/14/2041 (A)	EUR	3,053	1,859
2.625%, 12/02/2040 (A)		296	180
2.000%, 04/14/2033 (A)		179	121
Romanian Government International Bond MTN
4.625%, 04/03/2049 (D)		1,242	922
4.125%, 03/11/2039		753	570
3.875%, 10/29/2035 (D)		1,700	1,313
3.750%, 02/07/2034		2,160	1,694
3.750%, 02/07/2034 (A)		195	153
3.375%, 02/08/2038 (A)		890	623
3.375%, 01/28/2050 (A)		1,085	670
3.375%, 01/28/2050		2,100	1,296
2.875%, 05/26/2028		261	233
2.875%, 04/13/2042		297	181
2.875%, 04/13/2042 (A)		260	159
2.500%, 02/08/2030 (A)		657	537
2.125%, 03/07/2028		715	614
2.124%, 07/16/2031		158	117
2.000%, 01/28/2032		40	28
2.000%, 04/14/2033		1,329	898
			24,709

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Russia — 0.6%
Gazprom OAO Via Gaz Capital
4.950%, 02/06/2028 (A)		$497	$173
Gazprom PJSC via Gaz Finance
4.599%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.264% (A)(B)(F)		774	116
Russian Federal Bond - OFZ
8.500%, 09/17/2031	RUB	118,055	183
8.150%, 02/03/2027		799,924	1,242
7.950%, 10/07/2026		267,449	415
7.750%, 09/16/2026		62,302	97
7.700%, 03/23/2033		98,296	153
7.700%, 03/16/2039		105,608	164
7.650%, 04/10/2030		7,375	11
7.250%, 05/10/2034		85,825	133
7.100%, 10/16/2024		41,950	65
7.050%, 01/19/2028		450,860	700
7.000%, 08/16/2023		48,857	76
7.000%, 07/30/2036		86,250	134
6.900%, 05/23/2029		128,640	200
6.900%, 07/23/2031		368,850	573
6.700%, 03/14/2029		448,334	696
6.100%, 07/18/2035		74,413	115
6.000%, 10/06/2027		16,284	25
4.500%, 07/16/2025		633,644	984
Russian Federal Inflation Linked Bond
2.500%, 07/17/2030		27,360	48
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		$–	–
5.250%, 06/23/2047		600	150
5.100%, 03/28/2035		1,200	300
4.375%, 03/21/2029		5,200	1,352
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025		580	12
6.800%, 11/22/2025 (A)		150	3
			8,120

Saudi Arabia — 1.4%
EIG Pearl Holdings Sarl (A)
4.387%, 11/30/2046		822	650
3.545%, 08/31/2036		657	560
Global Sukuk
1.602%, 06/17/2026		2,527	2,303
KSA Sukuk
2.250%, 05/17/2031 (A)		1,716	1,478
Saudi Arabian Oil
1.625%, 11/24/2025		703	649
Saudi Arabian Oil MTN
4.250%, 04/16/2039 (A)		920	848
4.250%, 04/16/2039 (D)		160	148

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Saudi Government International Bond
5.250%, 01/16/2050		$680	$691
Saudi Government International Bond MTN
5.000%, 04/17/2049 (A)		200	196
4.625%, 10/04/2047 (A)		3,461	3,201
4.500%, 10/26/2046 (A)		663	604
4.500%, 10/26/2046		580	528
3.450%, 02/02/2061		1,061	794
3.250%, 10/26/2026 (A)		1,497	1,461
3.250%, 10/22/2030 (D)		1,641	1,543
3.250%, 11/17/2051 (A)		1,380	1,038
2.250%, 02/02/2033 (A)(D)		1,268	1,054
			17,746

Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		2,259	1,432
5.375%, 06/08/2037	EUR	668	438
5.375%, 06/08/2037 (A)		470	308
4.750%, 03/13/2028 (A)		113	96
			2,274

Serbia — 0.3%
Serbia International Bond
3.125%, 05/15/2027		320	292
2.125%, 12/01/2030 (D)		$917	671
1.650%, 03/03/2033	EUR	270	176
1.500%, 06/26/2029		1,373	1,038
Serbia International Bond MTN
2.050%, 09/23/2036		1,141	699
1.000%, 09/23/2028		606	460
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	22,990	192
4.500%, 01/11/2026		15,250	126
4.500%, 08/20/2032		10,270	72
			3,726

South Africa — 5.6%
AngloGold Ashanti Holdings
3.750%, 10/01/2030		$229	189
Bidvest Group UK PLC
3.625%, 09/23/2026 (A)		344	301
Eskom Holdings SOC
7.125%, 02/11/2025 (A)		2,948	2,479
4.314%, 07/23/2027 (D)		1,189	974
Eskom Holdings SOC MTN
8.450%, 08/10/2028 (A)		619	500
7.500%, 09/15/2033	ZAR	35,200	1,530
6.750%, 08/06/2023 (A)		$1,063	978
6.750%, 08/06/2023		846	778
Republic of South Africa
10.500%, 12/21/2026	ZAR	80,813	5,218
9.000%, 01/31/2040		69,545	3,420
8.875%, 02/28/2035		176,503	9,030

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
8.750%, 01/31/2044	ZAR	130,353	$6,182
8.750%, 02/28/2048		209,034	9,810
8.500%, 01/31/2037		163,070	7,862
8.250%, 03/31/2032		72,363	3,696
8.000%, 01/31/2030		48,100	2,548
7.000%, 02/28/2031		30,014	1,440
6.500%, 02/28/2041		23,055	862
6.300%, 06/22/2048		$540	401
6.250%, 03/31/2036	ZAR	69,274	2,747
5.875%, 09/16/2025		$341	338
5.750%, 09/30/2049 (D)		4,557	3,108
5.650%, 09/27/2047		946	644
5.000%, 10/12/2046		357	230
4.850%, 09/27/2027 (D)		420	382
Republic of South Africa Government International Bond
7.300%, 04/20/2052 (D)		2,148	1,713
5.875%, 04/20/2032		2,619	2,233
Sasol Financing USA
6.500%, 09/27/2028		360	326
5.875%, 03/27/2024		442	432
4.375%, 09/18/2026		351	309
			70,660

South Korea — 0.1%
Export-Import Bank of Korea MTN
8.000%, 05/15/2024	IDR	8,800,000	609
7.250%, 12/07/2024		700,000	48
5.750%, 03/05/2024		12,200,000	815
			1,472

Sri Lanka — 0.4%
Sri Lanka Government International Bond
7.850%, 03/14/2029		$1,598	509
7.550%, 03/28/2030		1,255	397
6.850%, 03/14/2024		512	163
6.850%, 11/03/2025		1,339	431
6.825%, 07/18/2026 (A)		909	309
6.825%, 07/18/2026		500	170
6.750%, 04/18/2028 (A)(D)		4,956	1,562
6.750%, 04/18/2028		2,878	907
6.350%, 06/28/2024 (A)		864	274
6.200%, 05/11/2027 (D)		1,924	607
5.750%, 04/18/2023		434	137
			5,466

Supra-National — 0.6%
Africa Finance
2.875%, 04/28/2028 (A)		1,679	1,449
African Export-Import Bank
3.798%, 05/17/2031 (A)		200	164
African Export-Import Bank MTN
3.994%, 09/21/2029 (A)		363	312

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (A)		$865	$786
4.700%, 10/22/2031 (A)		683	567
4.700%, 10/22/2031		280	232
European Bank for Reconstruction & Development MTN
6.450%, 12/13/2022	IDR	9,486,000	641
5.200%, 05/28/2024		11,593,600	772
Inter-American Development Bank MTN
7.875%, 03/14/2023		44,650,000	3,047
			7,970

Taiwan — 0.1%
TSMC Arizona
4.250%, 04/22/2032		$444	438
3.250%, 10/25/2051		220	176
2.500%, 10/25/2031		200	172
			786

Thailand — 2.6%
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	98
3.775%, 06/25/2032		181,773	5,526
3.650%, 06/20/2031		58,000	1,741
3.625%, 06/16/2023		30,000	869
3.400%, 06/17/2036		193,984	5,390
3.300%, 06/17/2038		93,684	2,537
2.875%, 12/17/2028		56,951	1,628
2.875%, 06/17/2046		3,431	81
2.400%, 12/17/2023		88,000	2,526
2.125%, 12/17/2026		10,313	288
2.000%, 12/17/2031		75,815	2,000
2.000%, 06/17/2042		86,120	1,828
1.600%, 12/17/2029		7,000	182
1.600%, 06/17/2035		27,023	623
1.585%, 12/17/2035		80,197	1,828
1.450%, 12/17/2024		85,200	2,384
1.250%, 03/12/2028		56,563	1,792
1.000%, 06/17/2027		39,000	1,027
			32,348

Trinidad & Tobago — 0.0%
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026		$6	6

Tunisia — 0.3%
Tunisian Republic
6.750%, 10/31/2023 (A)(D)	EUR	674	485
6.375%, 07/15/2026 (A)(D)		2,213	1,238
6.375%, 07/15/2026		622	348
5.750%, 01/30/2025 (D)		$426	234

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.625%, 02/17/2024	EUR	1,794	$1,085
			3,390

Turkey — 1.5%
Aydem Yenilenebilir Enerji
7.750%, 02/02/2027 (A)		$655	473
Hazine Mustesarligi Varlik Kiralama
7.250%, 02/24/2027 (A)		2,813	2,637
Turkey Government Bond
1.500%, 06/18/2025	TRY	12,602	2,019
Turkey Government International Bond
6.875%, 03/17/2036		$550	401
6.500%, 09/20/2033		300	215
6.375%, 10/14/2025		819	725
6.350%, 08/10/2024		1,654	1,526
6.125%, 10/24/2028		1,295	1,015
5.950%, 01/15/2031		1,975	1,432
5.875%, 06/26/2031		2,181	1,560
5.750%, 05/11/2047 (D)		440	270
5.125%, 02/17/2028		1,293	983
4.875%, 10/09/2026		1,017	813
4.875%, 04/16/2043		3,418	2,015
3.250%, 03/23/2023		302	292
Turkiye Ihracat Kredi Bankasi
6.125%, 05/03/2024 (A)		247	230
5.750%, 07/06/2026		671	560
5.375%, 10/24/2023 (A)		1,033	975
Turkiye Sise ve Cam Fabrikalari
6.950%, 03/14/2026 (A)		500	444
Turkiye Vakiflar Bankasi TAO
6.500%, 01/08/2026 (A)		379	330
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)(D)		429	396
			19,311

Uganda — 0.2%
Republic of Uganda Government Bonds
17.000%, 04/03/2031	UGX	2,194,800	642
16.375%, 03/04/2032		956,500	272
14.250%, 06/22/2034		4,611,800	1,107
			2,021

Ukraine — 0.5%
NAK Naftogaz Ukraine via Kondor Finance
7.625%, 11/08/2026 (A)		$990	297
7.125%, 07/19/2024	EUR	720	227
NPC Ukrenergo
6.875%, 11/09/2026 (A)		$1,031	257
State Agency of Roads of Ukraine
6.250%, 06/24/2028		1,016	253
6.250%, 06/24/2028 (A)		363	90
Ukraine Government International Bond
15.840%, 02/26/2025	UAH	66,553	964
7.750%, 09/01/2023 (A)		$24	8

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.750%, 09/01/2025 (A)		$2,445	$611
7.750%, 09/01/2026		1,905	495
7.750%, 09/01/2026 (A)		636	165
7.750%, 09/01/2027		1,425	368
7.750%, 09/01/2027 (A)		223	58
7.375%, 09/25/2032		1,508	370
7.253%, 03/15/2033		724	179
6.876%, 05/21/2029		6,042	1,467
6.876%, 05/21/2029 (A)		281	68
6.750%, 06/20/2026	EUR	1,299	350
3.000%, 05/31/2040 (A)(B)		$2,206	545
1.258%, 05/31/2040 (B)		410	101
			6,873

United Arab Emirates — 1.7%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047		580	548
4.600%, 11/02/2047 (A)		2,523	2,386
3.650%, 11/02/2029 (A)		207	199
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (A)		591	548
Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050 (A)(D)		612	543
3.875%, 04/16/2050		260	231
3.000%, 09/15/2051		720	543
3.000%, 09/15/2051 (A)		519	392
2.500%, 04/16/2025 (D)		1,853	1,797
1.700%, 03/02/2031 (D)		970	814
1.625%, 06/02/2028 (D)		1,599	1,417
DAE Funding LLC
3.375%, 03/20/2028 (A)		550	483
DP World MTN (A)
6.850%, 07/02/2037		210	226
5.625%, 09/25/2048		439	411
4.700%, 09/30/2049		134	109
DP World Crescent MTN
4.848%, 09/26/2028 (D)		475	474
DP World Salaam
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.750% (B)(F)		877	880
Emirate of Dubai Government International Bonds MTN
5.250%, 01/30/2043 (D)		490	445
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050 (A)		1,978	1,332
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (D)		3,622	2,954
2.940%, 09/30/2040 (A)		593	484
2.625%, 03/31/2036 (A)		580	470
2.160%, 03/31/2034		1,660	1,410

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
MDGH GMTN RSC MTN
4.500%, 11/07/2028 (A)		$548	$558
3.950%, 05/21/2050		200	178
Sharjah Sukuk Program MTN
3.854%, 04/03/2026		359	356
UAE International Government Bond MTN
4.951%, 07/07/2052		332	335
2.000%, 10/19/2031 (A)		620	527
			21,050

United Kingdom — 0.0%
Standard Chartered Bank MTN
8.250%, 05/18/2029 (A)	IDR	6,861,000	489

United States — 0.5%
JPMorgan Chase Bank MTN (A)
7.500%, 06/15/2035		36,336,000	2,451
7.000%, 09/18/2030 (B)		50,431,000	3,355
Sagicor Financial
5.300%, 05/13/2028 (A)		$520	476
			6,282

Uruguay — 0.5%
Uruguay Government International Bond
8.250%, 05/21/2031	UYU	13,840	298
5.100%, 06/18/2050		$170	171
4.975%, 04/20/2055		1,820	1,796
4.375%, 01/23/2031 (D)		4,008	4,050
			6,315

Uzbekistan — 0.3%
Republic of Uzbekistan International Bond
3.900%, 10/19/2031		505	357
Republic of Uzbekistan International Bond MTN (D)
5.375%, 02/20/2029		1,233	1,084
3.700%, 11/25/2030		205	148
Uzauto Motors AJ
4.850%, 05/04/2026 (A)		1,169	982
Uzbekneftegaz JSC
4.750%, 11/16/2028 (A)		810	639
			3,210

Venezuela — 0.3%
Petroleos de Venezuela
9.750%, 05/17/2035 (G)		1,000	46
9.000%, 11/17/2021 (D)(G)		4,300	249
6.000%, 05/16/2024 (G)		10,192	601
6.000%, 05/16/2024 (G)		7,785	459
6.000%, 11/15/2026 (G)		13,215	740
5.500%, 04/12/2037 (G)		1,740	98
5.375%, 04/12/2027 (G)		4,563	256
Venezuela Government International Bond
9.250%, 09/15/2027 (G)		2,300	190

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
9.250%, 05/07/2028 (G)		$2,941	$243
8.250%, 10/13/2024 (G)		3,304	264
7.750%, 10/13/2019 (G)		3,976	288
			3,434

Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (A)		1,111	894

Zambia — 1.0%
First Quantum Minerals (A)
7.500%, 04/01/2025		404	382
6.875%, 03/01/2026		403	371
6.875%, 10/15/2027 (D)		529	473
Zambia Government Bond
13.000%, 08/29/2026	ZMW	1,375	56
13.000%, 12/18/2027		5,630	207
13.000%, 01/25/2031		17,744	573
11.000%, 01/25/2026		18,620	746
11.000%, 06/28/2026		78,885	3,027
10.000%, 06/28/2024		66,325	3,162
Zambia Government International Bond
8.970%, 07/30/2027		$2,431	1,416
5.375%, 09/20/2022		3,557	2,016
5.375%, 09/20/2022 (A)		299	170
			12,599

Total Global Bonds
(Cost $1,524,718) ($ Thousands)			1,191,775

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bill
0.634%, 07/21/2022 (H)		4,150	4,148

Total U.S. Treasury Obligation
(Cost $4,149) ($ Thousands)			4,148

	Shares
AFFILIATED PARTNERSHIP — 8.0%
SEI Liquidity Fund, L.P.
1.330% **† (I)		100,919,973	100,924

Total Affiliated Partnership
(Cost $100,929) ($ Thousands)			100,924

Total Investments in Securities — 102.3%
(Cost $1,629,796) ($ Thousands)			$1,296,847

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Debt Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
R186 Bond Future	511	Aug-2022	$3,693	$3,333	$(64)
R2030 Bond Future	586	Aug-2022	3,478	3,104	(96)
R2032 Bond Future	833	Aug-2022	4,964	4,392	(235)
R2035 Bond Future	615	Aug-2022	3,711	3,280	(136)
R2037 Bond Future	875	Aug-2022	4,809	4,211	(218)
R213 Bond Future	842	Aug-2022	4,727	4,189	(216)
U.S. 2-Year Treasury Note	42	Oct-2022	8,872	8,820	(52)
U.S. 5-Year Treasury Note	47	Oct-2022	5,292	5,276	(16)
U.S. 10-Year Treasury Note	98	Sep-2022	11,705	11,616	(89)
U.S. Long Treasury Bond	3	Sep-2022	407	416	9
U.S. Ultra Long Treasury Bond	45	Sep-2022	7,100	6,946	(154)
			58,758	55,583	(1,267)
Short Contracts
Euro-Bob	(34)	Sep-2022	$(4,531)	$(4,414)	$27
Euro-Bund	(91)	Sep-2022	(14,663)	(14,154)	220
Euro-Buxl	(28)	Sep-2022	(5,112)	(4,788)	226
			(24,306)	(23,356)	473
			$34,452	$32,227	$(794)

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Debt Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	09/21/22	USD	164	MXN	3,286	$(3)
Barclays PLC	09/21/22	EUR	977	RON	4,955	8
Barclays PLC	09/21/22	USD	1,683	TRY	32,459	134
Barclays PLC	09/21/22	EUR	4,790	USD	5,158	122
Barclays PLC	09/21/22	USD	5,042	RON	23,680	(95)
Barclays PLC	09/21/22	THB	9,060	USD	265	8
Barclays PLC	09/21/22	TRY	57,526	USD	2,977	(244)
Barclays PLC	09/21/22	CLP	247,513	USD	288	28
Barclays PLC	09/21/22	COP	11,580,419	USD	2,998	247
BNP Paribas	07/18/22	USD	1,604	SGD	2,234	1
BNP Paribas	07/21/22	CNY	6,745	USD	1,003	(4)
BNP Paribas	08/02/22	BRL	7,513	USD	1,560	136
BNP Paribas	09/21/22	MXN	7,178	USD	349	(1)
BNP Paribas	09/21/22	COP	766,141	USD	188	6
Citigroup	07/05/22	USD	3,505	EUR	3,309	(45)
Citigroup	07/05/22	EUR	989	HUF	393,327	2
Citigroup	07/06/22 - 08/31/22	EUR	2,951	HUF	1,167,679	(37)
Citigroup	07/05/22 - 09/21/22	KRW	4,347,295	USD	3,480	124
Citigroup	09/21/22	USD	962	PHP	53,176	—
Citigroup	07/11/22 - 09/21/22	USD	4,476	PHP	245,905	(22)
Citigroup	07/26/22	IDR	17,631,864	USD	1,203	23
Citigroup	07/27/22	TWD	29,552	USD	995	—
Citigroup	08/29/22 - 09/21/22	USD	10,045	IDR	146,803,670	(240)
Citigroup	09/02/22	USD	1,182	BRL	6,281	(3)
Citigroup	09/21/22	USD	514	ZAR	8,278	(12)
Citigroup	09/21/22	USD	557	CZK	13,048	(11)
Citigroup	09/21/22	USD	785	MXN	15,820	(12)
Citigroup	09/21/22	EUR	835	RON	4,283	17
Citigroup	09/21/22	EUR	961	CZK	24,208	2
Citigroup	09/21/22	USD	1,762	KRW	2,265,506	(11)
Citigroup	09/21/22	USD	1,780	COP	6,805,426	(163)
Citigroup	05/17/23	USD	4,213	EGP	92,160	99
Citigroup	09/21/22	USD	472	EGP	9,079	(7)
Citigroup	09/21/22	USD	4,958	PLN	21,470	(234)
Citigroup	09/21/22	USD	6,149	THB	209,560	(197)
Citigroup	09/21/22	USD	7,036	PEN	26,420	(111)
Citigroup	09/21/22	USD	8,575	CLP	7,488,850	(705)
Citigroup	09/21/22	EGP	15,329	USD	777	(8)
Citigroup	09/21/22	CZK	54,145	EUR	2,144	(11)
Citigroup	09/21/22	PEN	65,159	USD	17,310	232
Citigroup	09/21/22	CNY	7,940	USD	1,187	2
Citigroup	09/21/22	CNY	101,571	USD	15,042	(125)
Citigroup	09/21/22	ZAR	121,162	USD	7,455	117
Citigroup	09/21/22	THB	126,536	USD	3,666	72
Citigroup	09/21/22	CZK	190,600	USD	8,147	174
Citigroup	09/21/22	INR	246,162	USD	3,133	40

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	09/21/22	CLP	1,156,282	USD	1,347	$132
Citigroup	10/19/22 - 11/16/22	UGX	903,437	USD	235	1
Citigroup	09/21/22 - 11/14/22	UGX	2,104,893	USD	545	(2)
Citigroup	09/21/22	COP	4,097,298	USD	986	13
Citigroup	12/21/22	USD	2,232	GHS	18,595	(1)
Citigroup	03/22/23	NGN	236,298	USD	502	(2)
Goldman Sachs	07/05/22	USD	1,681	EUR	1,598	(11)
Goldman Sachs	07/05/22 - 08/31/22	EUR	1,803	HUF	726,196	13
Goldman Sachs	07/06/22	EUR	974	HUF	374,348	(33)
Goldman Sachs	07/06/22	HUF	802,289	EUR	2,100	83
Goldman Sachs	07/05/22	HUF	765,424	EUR	1,925	(4)
Goldman Sachs	07/22/22	USD	991	PHP	54,518	—
Goldman Sachs	07/25/22	RUB	95,998	USD	1,343	(344)
Goldman Sachs	07/28/22 - 09/21/22	EUR	3,140	RON	15,890	48
Goldman Sachs	07/29/22	EUR	257	RSD	30,533	3
Goldman Sachs	09/02/22	USD	4,152	BRL	22,208	19
Goldman Sachs	08/02/22	USD	12,563	BRL	61,674	(877)
Goldman Sachs	08/08/22	USD	1,123	VND	26,217,787	4
Goldman Sachs	08/08/22	VND	4,477,632	USD	191	(1)
Goldman Sachs	08/10/22	ZAR	61,009	USD	3,953	242
Goldman Sachs	08/29/22 - 09/21/22	USD	6,807	IDR	99,654,368	(153)
Goldman Sachs	08/30/22	USD	334	ILS	1,109	(16)
Goldman Sachs	08/30/22	ILS	14,561	USD	4,250	73
Goldman Sachs	09/02/22	BRL	38,522	USD	7,832	598
Goldman Sachs	09/21/22	USD	489	EGP	9,079	(24)
Goldman Sachs	09/21/22	USD	2,404	HUF	902,917	(55)
Goldman Sachs	09/21/22	USD	2,618	KRW	3,369,825	(14)
Goldman Sachs	09/21/22	EUR	4,141	PLN	19,373	(91)
Goldman Sachs	09/21/22	USD	5,287	THB	181,368	(136)
Goldman Sachs	09/21/22	USD	6,567	MXN	131,830	(129)
Goldman Sachs	09/21/22	USD	9,584	ZAR	151,515	(408)
Goldman Sachs	09/21/22	USD	13,161	PLN	57,213	(572)
Goldman Sachs	09/21/22	TRY	15,289	USD	833	(23)
Goldman Sachs	09/21/22	CZK	17,082	EUR	676	(3)
Goldman Sachs	09/21/22	USD	17,124	SGD	23,529	(204)
Goldman Sachs	09/21/22	MXN	17,449	USD	873	21
Goldman Sachs	09/21/22	MXN	4,908	USD	238	(1)
Goldman Sachs	09/21/22	PHP	414,583	USD	7,835	334
Goldman Sachs	09/21/22 - 09/27/22	INR	773,777	USD	9,859	139
Goldman Sachs	09/21/22	CLP	1,774,172	USD	2,112	248
Goldman Sachs	09/21/22	KRW	5,635,383	USD	4,528	173
Goldman Sachs	09/21/22	COP	7,727,798	USD	2,011	175
Goldman Sachs	09/21/22	IDR	12,131,538	USD	814	4
Goldman Sachs	03/15/23	NGN	433,270	USD	906	(20)
HSBC	07/05/22 - 07/06/22	EUR	1,187	HUF	471,539	2
HSBC	09/21/22	USD	–	KRW	–	—
HSBC	07/05/22	USD	1,985	KRW	2,567,254	(7)
HSBC	07/11/22	PHP	56,898	USD	1,073	38
HSBC	07/25/22	USD	4,323	SGD	6,008	(4)

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
HSBC	07/28/22	RON	2,533	EUR	506	$(4)
HSBC	08/02/22	BRL	5,886	USD	1,131	16
HSBC	09/21/22	MXN	47	USD	2	—
HSBC	09/21/22	USD	157	CLP	139,875	(11)
HSBC	09/21/22	USD	1,052	ZAR	16,375	(61)
HSBC	09/21/22	ZAR	15,045	USD	977	66
HSBC	09/21/22	PLN	25,843	EUR	5,468	62
JPMorgan Chase Bank	08/24/22	USD	702	MYR	3,086	1
JPMorgan Chase Bank	07/05/22 - 07/27/22	USD	2,305	MYR	9,905	(55)
JPMorgan Chase Bank	07/05/22	EUR	1,977	HUF	786,654	5
JPMorgan Chase Bank	07/06/22	EUR	3,215	HUF	1,253,296	(60)
JPMorgan Chase Bank	07/05/22	USD	1,597	EUR	1,534	7
JPMorgan Chase Bank	07/05/22 - 08/03/22	USD	13,365	EUR	12,609	(168)
JPMorgan Chase Bank	07/05/22 - 09/06/22	EUR	21,434	USD	23,384	972
JPMorgan Chase Bank	07/21/22	EUR	1,405	USD	1,464	(7)
JPMorgan Chase Bank	07/06/22	HUF	378,929	EUR	980	27
JPMorgan Chase Bank	07/11/22 - 07/18/22	USD	3,248	PHP	168,382	(186)
JPMorgan Chase Bank	09/21/22	USD	3,298	THB	116,137	—
JPMorgan Chase Bank	07/11/22	USD	1,003	THB	35,257	(5)
JPMorgan Chase Bank	07/12/22	MYR	7,914	USD	1,795	(2)
JPMorgan Chase Bank	07/13/22	USD	156	COP	625,563	(6)
JPMorgan Chase Bank	07/13/22 - 08/01/22	USD	5,922	IDR	86,815,423	(104)
JPMorgan Chase Bank	07/13/22	PEN	9,519	USD	2,556	51
JPMorgan Chase Bank	07/13/22	COP	16,033,105	USD	4,157	308
JPMorgan Chase Bank	07/13/22 - 08/01/22	IDR	241,827,500	USD	16,607	399
JPMorgan Chase Bank	07/15/22	TWD	30,272	USD	1,019	—
JPMorgan Chase Bank	07/18/22 - 09/12/22	USD	8,021	HUF	2,945,059	(339)
JPMorgan Chase Bank	07/18/22 - 09/21/22	USD	12,599	ZAR	198,275	(549)
JPMorgan Chase Bank	07/18/22 - 09/12/22	HUF	53,286	USD	141	2
JPMorgan Chase Bank	09/12/22	HUF	17,627	USD	46	—
JPMorgan Chase Bank	07/18/22 - 08/15/22	ZAR	351,864	USD	23,522	2,076
JPMorgan Chase Bank	07/20/22	USD	2,004	PHP	104,800	(99)
JPMorgan Chase Bank	07/21/22	EUR	17,140	USD	18,301	363
JPMorgan Chase Bank	07/21/22	THB	34,910	USD	994	6
JPMorgan Chase Bank	07/21/22	JPY	221,380	USD	1,736	105
JPMorgan Chase Bank	08/02/22	BRL	5,311	USD	1,071	65
JPMorgan Chase Bank	08/15/22 - 09/21/22	USD	4,468	MXN	91,926	48
JPMorgan Chase Bank	08/15/22	USD	2,087	MXN	41,952	(24)
JPMorgan Chase Bank	09/06/22 - 09/21/22	USD	21,077	CNY	142,373	183
JPMorgan Chase Bank	08/15/22	USD	1,245	CNY	8,322	(3)
JPMorgan Chase Bank	08/15/22 - 09/21/22	CNY	60,035	USD	9,008	42
JPMorgan Chase Bank	08/15/22 - 09/09/22	CNY	21,071	USD	3,109	(37)
JPMorgan Chase Bank	08/15/22 - 09/21/22	MXN	81,164	USD	4,043	58
JPMorgan Chase Bank	08/15/22	MXN	40,309	USD	1,970	(13)
JPMorgan Chase Bank	08/16/22	USD	7	RON	31	—
JPMorgan Chase Bank	08/16/22	USD	20,219	PLN	89,792	(363)
JPMorgan Chase Bank	08/16/22	PLN	41,205	USD	9,380	269
JPMorgan Chase Bank	08/16/22	PLN	844	USD	185	(2)
JPMorgan Chase Bank	08/22/22	USD	3,284	BRL	17,470	7
JPMorgan Chase Bank	08/22/22 - 09/12/22	USD	3,045	BRL	15,346	(161)

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	08/22/22	USD	10,391	KRW	13,313,076	$(115)
JPMorgan Chase Bank	08/22/22 - 09/12/22	BRL	44,682	USD	9,065	695
JPMorgan Chase Bank	09/12/22	BRL	606	USD	113	—
JPMorgan Chase Bank	08/22/22	KRW	304,012	USD	238	3
JPMorgan Chase Bank	08/22/22	KRW	75,664	USD	58	—
JPMorgan Chase Bank	08/29/22	USD	504	IDR	7,357,642	(13)
JPMorgan Chase Bank	09/12/22	USD	106	CZK	2,461	(3)
JPMorgan Chase Bank	09/12/22	CLP	4,295,795	USD	5,168	646
JPMorgan Chase Bank	09/19/22	THB	1,183	USD	34	1
JPMorgan Chase Bank	09/21/22	USD	416	EGP	7,836	(15)
JPMorgan Chase Bank	09/21/22	EUR	493	RON	2,493	3
JPMorgan Chase Bank	09/21/22	USD	3,885	SGD	5,333	(50)
JPMorgan Chase Bank	09/21/22	TRY	20,296	USD	1,023	(113)
JPMorgan Chase Bank	09/21/22	COP	1,187,802	USD	305	23
JPMorgan Chase Bank	12/21/22	USD	986	GHS	8,182	(4)
JPMorgan Chase Bank	02/09/23	GHS	1,874	USD	197	(24)
Merrill Lynch	09/21/22	USD	863	CNY	5,790	1
Merrill Lynch	09/21/22	USD	1,166	COP	4,825,640	(19)
Merrill Lynch	09/21/22	USD	7,396	IDR	107,750,835	(202)
Merrill Lynch	09/21/22	CNY	63,293	USD	9,415	(36)
Merrill Lynch	03/15/23	NGN	93,998	USD	199	(2)
Morgan Stanley	07/05/22	USD	838	EUR	802	—
Morgan Stanley	07/05/22	KRW	1,321,159	USD	1,068	51
Morgan Stanley	07/06/22	EUR	1,249	HUF	468,278	(72)
Morgan Stanley	07/21/22	TWD	29,501	USD	994	1
Morgan Stanley	07/26/22	USD	2,357	IDR	33,957,453	(83)
Morgan Stanley	08/10/22	USD	8,576	CNY	57,409	(3)
Morgan Stanley	09/21/22	ZAR	10,077	USD	620	9
Morgan Stanley	09/21/22	PLN	10,344	EUR	2,159	(6)
Morgan Stanley	09/21/22	EGP	20,400	USD	1,036	(9)
Morgan Stanley	09/22/22	EUR	7,655	USD	8,073	24
Standard Bank	07/05/22 - 09/21/22	USD	6,224	EUR	5,782	(148)
Standard Bank	08/10/22	USD	5,306	ZAR	83,269	(242)
Standard Bank	09/06/22	EUR	13,725	USD	14,758	343
Standard Bank	09/21/22	USD	977	ZMW	17,780	66
Standard Bank	09/21/22	USD	1,083	MYR	4,752	(2)
Standard Bank	09/21/22	USD	1,084	INR	85,230	(13)
Standard Bank	09/21/22	SGD	1,480	USD	1,068	4
Standard Bank	09/21/22	USD	2,354	KRW	3,034,409	(9)
Standard Bank	09/21/22	USD	3,858	IDR	56,309,260	(99)
Standard Bank	09/21/22	USD	5,947	THB	202,941	(184)
Standard Bank	09/21/22	MXN	125,890	USD	6,161	13
Standard Bank	09/21/22	INR	289,448	USD	3,692	55
Standard Bank	09/21/22	PHP	324,019	USD	6,105	243
Standard Bank	09/21/22	CLP	508,119	USD	569	34
Standard Bank	09/21/22	COP	19,199,852	USD	4,967	406
Standard Bank	09/21/22	IDR	48,759,840	USD	3,276	21
Standard Bank	12/21/22	USD	1,261	GHS	10,413	(11)
Standard Bank	03/15/23 - 05/17/23	NGN	1,453,704	USD	2,985	(56)

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Standard Chartered	07/11/22	THB	24,160	USD	701	$17
Standard Chartered	08/24/22	USD	1,943	MYR	8,553	4
Standard Chartered	07/12/22	USD	1,205	MYR	5,305	(1)
Standard Chartered	07/22/22	PHP	133,174	USD	2,446	26
Standard Chartered	08/10/22	CNY	57,409	USD	8,589	17
Standard Chartered	07/25/22	CNY	15,244	USD	2,264	(13)
Standard Chartered	07/26/22	USD	582	IDR	8,547,073	(9)
Standard Chartered	08/24/22	MYR	1,020	USD	232	—
State Street	07/05/22	EUR	580	USD	641	34
						$2,584

A list of open OTC swap agreements held by the Fund at June 30, 2022, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	1-DAY BRL - CETIP	11.985%	Annually	01/02/2023	BRL	3,000	$269	$–	$269
Goldman Sachs	1-DAY BRL - CETIP	10.04%	Annually	01/03/2023	BRL	5,012	314	–	314
Goldman Sachs	12.8875%	1-DAY BRL - CETIP	Annually	01/02/2024	BRL	60,063	(85)	–	(85)
Goldman Sachs	28-DAY MXN - TIIE	6.355%	Monthly	05/21/2025	MXN	23,145	(86)	–	(86)
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	16,624	(73)	–	(73)
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	47,200	(220)	–	(220)
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	40,000	(197)	–	(197)
Goldman Sachs	2.158%	6-MONTH CZK - PRIBOR	Annually	08/30/2026	CZK	66,603	(319)	–	(319)
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	26,000	(122)	–	(122)
Goldman Sachs	5.87%	6-MONTH FBIL MIBOR	Semi-Annually	02/04/2027	INR	504,948	163	–	163
Citibank	2.4251%	3-Month CNRR007	Quarterly	03/16/2027	CNY	99,100	71	–	71
State Street	7.8278%	3-Month ZAR - JIBAR	Quarterly	05/09/2027	ZAR	50,700	24	–	24
Goldman Sachs	6.96%	1-DAY FBIL - MIBOR	Semi-Annually	06/24/2027	INR	188,804	(21)	–	(21)
Goldman Sachs	7%	1-DAY FBIL - MIBOR	Semi-Annually	06/27/2027	INR	264,996	(35)	–	(35)
Goldman Sachs	5.662%	CZK-PRIBOR-PRBO	Semi-Annually	06/27/2027	CZK	97,335	368	–	368
Goldman Sachs	5.735%	CZK-PRIBOR-PRBO	Semi-Annually	06/27/2027	CZK	118,965	448	–	448
							$499	$–	$499

A list of open centrally cleared swap agreements held by the Fund at June 30, 2022, are as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.EM.37	Buy	1.00%	Quarterly	06/20/2027	8,065	$812	$757	$55
CDX.EM.37.V1	Buy	1.00%	Quarterly	06/20/2027	8,995	905	849	56
						$1,717	$1,606	$111

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY BRL - CETIP	.43%	Annually	01/02/2023	BRL	12,558	$110	$–	$110
1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	.36%	Semi-Annually	06/17/2025	CLP	1,931,133	(340)	–	(340)
1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	1.16%	Semi-Annually	06/23/2025	CLP	2,335,691	(426)	–	(426)

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	.26%	Semi-Annually	03/16/2026	CLP	1,623,158	$(278)	$–	$(278)
28-DAY MXN - TIIE	.815%	Monthly	04/06/2026	MXN	27,590	(145)	–	(145)
5.145%	1-DAY FBIL - MIBOR	Semi-Annually	08/27/2026	INR	200,000	146	–	146
5.148%	1-DAY FBIL - MIBOR	Semi-Annually	09/02/2026	INR	200,000	146	–	146
2.23%	1-DAY BRL - CETIP	Annually	01/04/2027	BRL	4,507	(10)	–	(10)
10.29%	1-DAY BRL - CETIP	Annually	01/04/2027	BRL	2,660	49	–	49
6.395%	1-DAY COP- COLOMBIA IBR	Quarterly	01/06/2027	COP	752,360	19	–	19
5.1%	6-MONTH HUF - BUBOR	Semi-Annually	01/11/2027	HUF	839,296	290	–	290
0.355%	7-DAY CHINA FIXING REPO RATES	Quarterly	01/18/2027	CNY	15,800	(20)	–	(20)
0.14%	1-DAY COP- COLOMBIA IBR	Quarterly	01/31/2027	COP	10,885,264	199	–	199
0.39%	6-MONTH PLN - WIBOR	Semi-Annually	03/28/2027	PLN	2,812	35	–	35
0.899%	6-MONTH PLN - WIBOR	Semi-Annually	04/14/2027	PLN	6,312	16	–	16
6.88%	6-MONTH PLN - WIBOR	Semi-Annually	05/13/2027	PLN	10,929	(20)	–	(20)
7.01%	1-DAY FBIL - MIBOR	Semi-Annually	05/17/2027	INR	230,000	31	–	31
8.5799122%	28-DAY MXN - TIIE	Monthly	05/27/2027	MXN	38,000	(31)	(4)	(27)
7.28%	6-MONTH PLN - WIBOR	Semi-Annually	06/24/2027	PLN	11,778	(41)	–	(41)
6-MONTH PLN - WIBOR	7.375%	Annually	06/30/2027	PLN	6,312	(28)	–	(28)
6.9225%	28-DAY MXN - TIIE	Monthly	08/31/2029	MXN	42,602	224	–	224
6.82%	28-DAY MXN - TIIE	Monthly	09/10/2029	MXN	17,915	100	–	100
0.33%	1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	Semi-Annually	06/05/2030	CLP	830,041	182	–	182
1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	0.145%	Semi-Annually	08/24/2030	CLP	444,725	(131)	–	(131)
3.305%	6-MONTH BUDAPEST - BUBOR	Annually	10/04/2031	HUF	424,147	(328)	–	(328)
7.345	28-DAY MXN - TIIE	Monthly	11/10/2031	MXN	15,930	78	–	78
8.84211402%	28-DAY MXN - TIIE	Monthly	05/29/2025	MXN	50,000	(29)	(3)	(26)
6-MONTH BUDAPEST - BUBOR	3.69%	Annually	11/11/2031	HUF	345,651	(246)	–	(246)
0.51%	1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	Semi-Annually	04/13/2025	CLP	1,479,240	9	–	9
1-DAY BRL - CETIP	0.455%	Annually	01/02/2025	BRL	3,591	(101)	–	(101)
1-DAY BRL - CETIP	5.25%	Annually	01/02/2023	BRL	11,519	(96)	–	(96)
1-DAY BRL - CETIP	6.61%	Annually	01/02/2023	BRL	4,693	(34)	–	(34)
1-DAY BRL - CETIP	5.655	Annually	01/02/2023	BRL	2,705	(22)	–	(22)
1-DAY BRL - CETIP	9.255%	Annually	01/02/2023	BRL	2,368	(13)	–	(13)
1-DAY BRL - CETIP	0.77%	Annually	01/02/2023	BRL	6,361	(45)	–	(45)
1-DAY BRL - CETIP	0.23%	Annually	01/02/2023	BRL	5,579	(42)	–	(42)
0.45%	1-DAY BRL - CETIP	Annually	01/02/2024	BRL	9,407	(154)	–	(154)
1-DAY BRL - CETIP	0.76%	Annually	01/02/2024	BRL	8,953	(195)	–	(195)
1-DAY BRL - CETIP	5.56%	Annually	01/02/2024	BRL	18,819	(417)	–	(417)
1-DAY BRL - CETIP	5.9725%	Annually	01/02/2024	BRL	5,677	(117)	–	(117)
1-DAY BRL - CETIP	0.5%	Annually	01/02/2024	BRL	4,808	(96)	–	(96)
1-DAY BRL - CETIP	5.715%	Annually	01/02/2024	BRL	3,999	(85)	–	(85)
1-DAY BRL - CETIP	4.835%	Annually	01/02/2024	BRL	21,544	(507)	–	(507)
1-DAY BRL - CETIP	0.99%	Annually	01/02/2024	BRL	6,670	(152)	–	(152)
0.3%	6-MONTH BUDAPEST - BUBOR	Semi-Annually	01/11/2024	HUF	1,958,793	(334)	–	(334)
5.741%	1-DAY FBIL - MIBOR	Annually	01/20/2024	INR	930,000	(130)	–	(130)
1.9865%	6-MONTH PLN - WIBOR	Semi-Annually	03/25/2024	PLN	12,430	242	–	242
0.61%	6-MONTH BUDAPEST - BUBOR	Annually	03/31/2024	HUF	2,064,374	(183)	–	(183)
0.505%	6-MONTH BUDAPEST - BUBOR	Annually	04/04/2024	HUF	1,968,874	(173)	–	(173)
0.37%	1-DAY COP- COLOMBIA IBR	Quarterly	04/13/2024	COP	11,102,749	53	–	53
1-DAY BRL - CETIP	0.77%	Annually	01/02/2025	BRL	4,102	(116)	–	(116)
7.7325%	1-DAY BRL - CETIP	Annually	01/02/2025	BRL	10,902	(247)	–	(247)
1-DAY BRL - CETIP	0.65%	Annually	01/02/2025	BRL	12,389	(402)	–	(402)
1.135%	1-DAY BRL - CETIP	Annually	01/02/2025	BRL	20,170	(136)	–	(136)
1-DAY BRL - CETIP	6.82%	Annually	01/02/2025	BRL	3,362	(94)	–	(94)

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)6
28-DAY MXN - TIIE	0.45%	Monthly	04/01/2025	MXN	27,064	$(94)	$–	$(94)
7.64%	28-DAY MXN - TIIE	Monthly	01/01/2032	MXN	23,014	93	–	93
						$(4,036)	$(7)	$(4,029)

Percentages are based on Net Assets of $1,268,194 ($ Thousands).
**	The rate reported is the 7-day effective yield as of June 30, 2022.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2022, the value of these securities amounted to $188,238 ($ Thousands), representing 14.8% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(D)	Certain securities or partial positions of certain securities are on loan at June 30, 2022. The total market value of securities on loan at June 30, 2022 was $85,246 ($ Thousands).
(E)	Zero coupon security.
(F)	Perpetual security with no stated maturity date.
(G)	Security is in default on interest payment.
(H)	Interest rate represents the security's effective yield at the time of purchase.
(I)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2022 was $100,924 ($ Thousands).

BRL — Brazilian Real
BUBOR— Budapest Interbank Offered Rate
CETIP— Central of Custody and Financial Settlement of Securities
CLP — Chilean Peso
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DAC — Designated Activity Company
DOP — Dominican Peso
EGP — Egyptian Pound
EUR — Euro
FBIL — Financial Benchmarks India Pvt. Ltd.
GHS — Ghanaian Cedi
HUF — Hungarian Forint
ICE— Intercontinental Exchange
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JIBAR — Johannesburg Interbank Average Rate
JPY — Japanese Yen
JSC — Joint-Stock Company
KRW — Korean Won
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
Ltd. — Limited
MIBOR — Mumbai InterBank Overnight Rate
MTN — Medium Term Note
MXN — Mexican Peso
MYR — Malaysian Ringgit

NGN — Nigerian Naira
OTC — Over The Counter
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
PLN — Polish Zloty
PRIBOR— Prague Interbank Offered Rate
RON — Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
Ser — Series
SGD — Singapore Dollar
SOFR — Secured Overnight Financing Rate
THB — Thai Baht
TIIE — Interbank Equilibrium Interest Rate
TRY — Turkish Lira
TWD — Taiwan Dollar
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
ULC — Unlimited Liability Company
USD — U.S. Dollar
UYU — Uruguayan Peso
WIBOR— Warsaw Interbank Offered Rate
VND — Vietnamese Dong
ZAR — South African Rand
ZMW — Zambian Kwacha

SEI Institutional International Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Emerging Markets Debt Fund (Concluded)

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	1,191,775	–	1,191,775
U.S. Treasury Obligation	–	4,148	–	4,148
Affiliated Partnership	–	100,924	–	100,924
Total Investments in Securities	–	1,296,847	–	1,296,847

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	482	–	–	482
Unrealized Depreciation	(1,276)	–	–	(1,276)
Forwards Contracts*
Unrealized Appreciation	–	11,835	–	11,835
Unrealized Depreciation	–	(9,251)	–	(9,251)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	1,657	–	1,657
Unrealized Depreciation	–	(1,158)	–	(1,158)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	111	–	111
Interest Rate Swaps*
Unrealized Appreciation	–	2,022	–	2,022
Unrealized Depreciation	–	(6,051)	–	(6,051)
Total Other Financial Instruments	(794)	(835)	–	(1,629)

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Depreciation	Value 6/30/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$51,021	$286,477	$(236,568)	$—	$(6)	$100,924	100,919,973	$177	$—

Amount designated as “-” are $0 or have been rounded to $0.

SEI Institutional International Trust / Quarterly Report / June 30, 2022